OMB APPROVAL

OMB Number: 3235-0570
Expires: January 31, 2014
Estimated average burden
hours per response: 20.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/11

Item 1. Reports to Stockholders.

Invesco Balanced-Risk Retirement Funds
Semiannual Report to Shareholders ▪ June 30, 2011

Invesco Balanced-Risk Retirement Now Fund
Nasdaq: A: IANAX ▪ A5: VIRAX ▪ B: IANBX
C: IANCX ▪ C5: VIRCX ▪ R: IANRX
R5: VIRRX ▪ Y: IANYX ▪ Institutional: IANIX
Invesco Balanced-Risk Retirement 2020 Fund
Nasdaq: A: AFTAX ▪ A5: VRCAX ▪ B: AFTBX
C: AFTCX ▪ C5: VRCCX ▪ R: ATFRX
R5: VRCRX ▪ Y: AFTYX ▪ Institutional: AFTSX
Invesco Balanced-Risk Retirement 2030 Fund
Nasdaq: A: TNAAX ▪ A5: VREAX ▪ B: TNABX
C: TNACX ▪ C5: VRECX ▪ R: TNARX
R5: VRERX ▪ Y: TNAYX ▪ Institutional: TNAIX
Invesco Balanced-Risk Retirement 2040 Fund
Nasdaq: A: TNDAX ▪ A5: VRGAX ▪ B: TNDBX
C: TNDCX ▪ C5: VRGCX ▪ R: TNDRX
R5: VRGRX ▪ Y: TNDYX ▪ Institutional: TNDIX
Invesco Balanced-Risk Retirement 2050 Fund
Nasdaq: A: TNEAX ▪ A5: VRIAX ▪ B: TNEBX
C: TNECX ▪ C5: VRICX ▪ R: TNERX
R5: VRIRX ▪ Y: TNEYX ▪ Institutional: TNEIX

2	Fund Performance
12	Letters to Shareholders
13	Schedule of Investments
17	Financial Statements
22	Notes to Financial Statements
33	Financial Highlights
38	Fund Expenses
41	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement Now Fund

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.31%

Class A5 Shares	1.31

Class B Shares	0.90

Class C Shares	0.89

Class C5 Shares	0.89

Class R Shares	1.14

Class R5 Shares	1.14

Class Y Shares	1.26

Institutional Class Shares	1.38

S&P 500 Index▼ (Broad Market Index)	6.01

Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	4.72

Custom Balanced-Risk Retirement Now Index■ (Style-Specific Index)	2.60

Lipper Mixed-Asset Target Allocation Conservative Funds Index▼ (Peer Group Index)	3.73

▼	Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500 ®Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement Now Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement Now Fund. From the inception of the Fund to November 4, 2009, the index was composed of the Custom Independence Now Index, which included the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs, Barclays Capital U.S. Universal and the three-month U.S. Treasury Bill. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World IndexSM, the JP Morgan Global Government Bond Index and the three-month U.S. Treasury Bill. Since December 1, 2009, the index is composed of the MSCI World Index, the Barclays Capital U.S. Aggregate Index and the three-month U.S. Treasury Bill. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the Barclays Capital U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
     The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.
     The T-Bill 3 Month Index is tracked by Lipper to provide performance for the three-month U.S. Treasury Bill. The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/11, including maximum applicable
sales charges

Class A Shares

Inception (1/31/07)	0.21%

1 Year	1.23

Class A5 Shares

Inception	0.21%

1 Year	1.23

Class B Shares

Inception (1/31/07)	0.34%

1 Year	1.27

Class C Shares

Inception (1/31/07)	0.75%

1 Year	5.39

Class C5 Shares

Inception	0.74%

1 Year	5.39

Class R Shares

Inception (1/31/07)	1.26%

1 Year	6.90

Class R5 Shares

Inception	1.23%

1 Year	6.90

Class Y Shares

Inception	1.64%

1 Year	7.29

Institutional Class Shares

Inception (1/31/07)	1.75%

1 Year	7.29
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 0.80%, 0.80%, 1.55%, 1.55%, 1.55%, 1.05%, 1.05%, 0.55% and 0.55%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.79%, 1.79%, 2.54%, 2.54%, 2.54%, 2.04%, 2.04%, 1.54% and 1.52%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and A5 share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2012. See current prospectus for more information.

2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.55% for Invesco Balanced-Risk Retirement Now Fund.

3 Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2020 Fund

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.10%

Class A5 Shares	2.10

Class B Shares	1.65

Class C Shares	1.77

Class C5 Shares	1.65

Class R Shares	1.87

Class R5 Shares	1.87

Class Y Shares	2.10

Institutional Class Shares	2.09

S&P 500 Index▼ (Broad Market Index)	6.01

Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	4.72

Custom Balanced-Risk Retirement 2020 Index■ (Style-Specific Index)	4.30

Lipper Mixed-Asset Target 2020 Funds Index▼ (Peer Group Index)	4.72

▼	Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2020 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2020 Fund. From the inception of the Fund to November 4, 2009, the index was composed of the Custom Independence 2020 Index, which included the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World IndexSM and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index is composed of the MSCI World Index and the Barclays Capital U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the Barclays Capital U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
     The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.
     The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

4 Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/11, including maximum applicable
sales charges

Class A Shares

Inception (1/31/07)	-0.18%

1 Year	5.68

Class A5 Shares

Inception	-0.18%

1 Year	5.68

Class B Shares

Inception (1/31/07)	-0.05%

1 Year	6.07

Class C Shares

Inception (1/31/07)	0.31%

1 Year	10.09

Class C5 Shares

Inception	0.36%

1 Year	10.09

Class R Shares

Inception (1/31/07)	0.84%

1 Year	11.51

Class R5 Shares

Inception	0.85%

1 Year	11.51

Class Y Shares

Inception	1.24%

1 Year	12.11

Institutional Class Shares

Inception (1/31/07)	1.36%

1 Year	12.07
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.04%, 1.04%, 1.79%, 1.79%, 1.79%, 1.29%, 1.29%, 0.79% and 0.79%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.52%, 1.52%, 2.27%, 2.27%, 2.27%, 1.77%, 1.77%, 1.27% and 1.24%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and A5 share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2012. See current prospectus for more information.

2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.79% for Invesco Balanced-Risk Retirement 2020 Fund.

5 Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2030 Fund

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.09%

Class A5 Shares	2.09

Class B Shares	1.73

Class C Shares	1.74

Class C5 Shares	1.74

Class R Shares	1.97

Class R5 Shares	1.98

Class Y Shares	2.21

Institutional Class Shares	2.20

S&P 500 Index▼ (Broad Market Index)	6.01

Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	4.72

Custom Balanced-Risk Retirement 2030 Index■ (Style-Specific Index)	4.30

Lipper Mixed-Asset Target 2030 Funds Index▼ (Peer Group Index)	4.84

▼	Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500 ® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2030 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2030 Fund. From the inception of the Fund to November 4, 2009, the index was composed of the Custom Independence 2030 Index, which included the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World Index and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index is composed of the MSCI World IndexSM and the Barclays Capital U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the Barclays Capital U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
     The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.
     The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

6 Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/11, including maximum applicable
sales charges

Class A Shares

Inception (1/31/07)	-1.48%

1 Year	5.92

Class A5 Shares

Inception	-1.48%

1 Year	5.92

Class B Shares

Inception (1/31/07)	-1.35%

1 Year	6.08

Class C Shares

Inception (1/31/07)	-0.99%

1 Year	10.09

Class C5 Shares

Inception	-0.97%

1 Year	10.09

Class R Shares

Inception (1/31/07)	-0.48

1 Year	11.83

Class R5 Shares

Inception	-0.47%

1 Year	11.70

Class Y Shares

Inception	-0.07%

1 Year	12.26

Institutional Class Shares

Inception (1/31/07)	0.05%

1 Year	12.38
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.04%, 1.04%, 1.79%, 1.79%, 1.79%, 1.29%, 1.29%, 0.79% and 0.79%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.71%, 1.71%, 2.46%, 2.46%, 2.46%, 1.96%, 1.96%, 1.46% and 1.39%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and A5 share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2012. See current prospectus for more information.

2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.79% for Invesco Balanced-Risk Retirement 2030 Fund.

7 Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2040 Fund

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.18%

Class A5 Shares	2.05

Class B Shares	1.81

Class C Shares	1.81

Class C5 Shares	1.68

Class R Shares	2.06

Class R5 Shares	2.06

Class Y Shares	2.18

Institutional Class Shares	2.30

S&P 500 Index▼ (Broad Market Index)	6.01

Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	4.72

Custom Balanced-Risk Retirement 2040 Index■ (Style-Specific Index)	4.30

Lipper Mixed-Asset Target 2040 Funds Index▼ (Peer Group Index)	4.97

▼	Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500 ® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2040 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2040 Fund. From the inception of the Fund to November 4, 2009, the index was composed of the Custom Independence 2040 Index, which included the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World IndexSM and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index is composed of the MSCI World Index and the Barclays Capital U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the Barclays Capital U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
     The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.
     The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

8 Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/11, including maximum applicable
sales charges

Class A Shares

Inception (1/31/07)		-2.17%

1	Year	5.86

Class A5 Shares

Inception		-2.20%

1	Year	5.86

Class B Shares

Inception (1/31/07)		-2.02%

1	Year	6.22

Class C Shares

Inception (1/31/07)		-1.67%

1	Year	10.23

Class C5 Shares

Inception		-1.68%

1	Year	10.10

Class R Shares

Inception (1/31/07)		-1.18

1	Year	11.81

Class R5 Shares

Inception		-1.17%

1	Year	11.81

Class Y Shares

Inception		-0.76%

1	Year	12.38

Institutional Class Shares

Inception (1/31/07)		-0.68%

1	Year	12.36
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.04%, 1.04%, 1.79%, 1.79%, 1.79%, 1.29%, 1.29%, 0.79% and 0.79%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 2.21%, 2.21%, 2.96%, 2.96%, 2.96%, 2.46%, 2.46%, 1.96% and 1.80%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and A5 share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2012. See current prospectus for more information.

2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.79% for Invesco Balanced-Risk Retirement 2040 Fund.

9 Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2050 Fund

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.10%

Class A5 Shares	2.10

Class B Shares	1.85

Class C Shares	1.72

Class C5 Shares	1.85

Class R Shares	1.98

Class R5 Shares	1.97

Class Y Shares	2.10

Institutional Class Shares	2.36

S&P 500 Index▼ (Broad Market Index)	6.01

Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	4.72

Custom Balanced-Risk Retirement 2050 Index■ (Style-Specific Index)	4.30

Lipper Mixed-Asset Target 2050+ Funds Category Average▼ (Peer Group)	4.78

▼	Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500 ® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays Capital U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2050 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2050 Fund. From the inception of the Fund to November 4, 2009, the index was composed of the Custom Independence 2050 Index, which included the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World IndexSM and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index is composed of the MSCI World Index and the Barclays Capital U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target 2050+ Funds Category Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category.
     The Russell 3000 Index is an unmanaged index considered representative of the U.S. stock market. The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs. The Barclays Capital U.S. Universal Index represents the union of the Barclays Capital U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
     The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.
     The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

10 Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/11, including maximum applicable
sales charges

Class A Shares

Inception (1/31/07)	-2.71%

1 Year	5.81

Class A5 Shares

Inception	-2.74%

1 Year	5.81

Class B Shares

Inception (1/31/07)	-2.59%

1 Year	6.22

Class C Shares

Inception (1/31/07)	-2.19%

1 Year	10.21

Class C5 Shares

Inception	-2.20%

1 Year	10.36

Class R Shares

Inception (1/31/07)	-1.73

1 Year	11.67

Class R5 Shares

Inception	-1.71%

1 Year	11.80

Class Y Shares

Inception	-1.32%

1 Year	12.25

Institutional Class Shares

Inception (1/31/07)	-1.23%

1 Year	12.39
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.04%, 1.04%, 1.79%, 1.79%, 1.79%, 1.29%, 1.29%, 0.79% and 0.79%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 3.76%, 3.76%, 4.51%, 4.51%, 4.51%, 4.01%, 4.01%, 3.51% and 3.16%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and A5 share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2012. See current prospectus for more information.

2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.79% for Invesco Balanced-Risk Retirement 2050 Fund.

11 Invesco Balanced-Risk Retirement Funds

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
12 Invesco Balanced-Risk Retirement Funds

Schedule of Investments

June 30, 2011
(Unaudited)

Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers–100.43%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	06/30/11	06/30/11

Asset Allocation Funds–60.35%
Invesco Balanced-Risk Allocation Fund	60.35%	$12,260,799	$16,129,426	$(3,359,620)	$1,139,273	$154,269	$—	2,301,062	$26,324,147

Money Market Funds–40.08%
Liquid Assets Portfolio–Institutional Class	20.04%	4,042,040	7,863,921	(3,163,289)	—	—	2,946	8,742,672	8,742,672

Premier Portfolio–Institutional Class	20.04%	4,042,040	7,863,922	(3,163,289)	—	—	1,663	8,742,673	8,742,673

Total Money Market Funds		8,084,080	15,727,843	(6,326,578)	—	—	4,609	17,485,345	17,485,345

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $42,175,293)	100.43%	20,344,879	31,857,269	(9,686,198)	1,139,273	154,269	4,609		43,809,492

OTHER ASSETS LESS LIABILITIES	(0.43)%								(189,205)

NET ASSETS	100.00%								$43,620,287

Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	06/30/11	06/30/11

Asset Allocation Funds–95.97%
Invesco Balanced-Risk Allocation Fund	95.97%	$56,049,417	$1,025,128	$(6,274,055)	$953,244	$228,159	$—	4,543,872	$51,981,893

Money Market Funds–4.08%
Liquid Assets Portfolio–Institutional Class	2.04%	712,115	4,189,231	(3,793,870)	—	—	493	1,107,476	1,107,476

Premier Portfolio–Institutional Class	2.04%	712,115	4,189,231	(3,793,870)	—	—	283	1,107,476	1,107,476

Total Money Market Funds		1,424,230	8,378,462	(7,587,740)	—	—	776	2,214,952	2,214,952

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $51,008,720)	100.05%	57,473,647	9,403,590	(13,861,795)	953,244	228,159	776		54,196,845

OTHER ASSETS LESS LIABILITIES	0.05%								(26,343)

NET ASSETS	100.00%								$54,170,502

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers–99.82%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	06/30/11	06/30/11

Asset Allocation Funds–99.44%
Invesco Balanced-Risk Allocation Fund	99.44%	$45,493,908	$3,237,495	$(4,244,749)	$927,005	$72,582	$—	3,976,070	$45,486,241

Money Market Funds–0.38%
Liquid Assets Portfolio–Institutional Class	0.19%	108,411	3,030,122	(3,050,876)	—	—	83	87,657	87,657

Premier Portfolio–Institutional Class	0.19%	108,411	3,030,122	(3,050,875)	—	—	46	87,658	87,658

Total Money Market Funds		216,822	6,060,244	(6,101,751)	—	—	129	175,315	175,315

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $42,919,587)	99.82%	45,710,730	9,297,739	(10,346,500)	927,005	72,582	129		45,661,556

OTHER ASSETS LESS LIABILITIES	0.18%								82,700

NET ASSETS	100.00%								$45,744,256

Invesco Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers–100.21%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	06/30/11	06/30/11

Asset Allocation Funds–99.63%
Invesco Balanced-Risk Allocation Fund	99.63%	$23,444,477	$1,878,078	$(2,951,261)	$450,628	$46,582	$—	1,998,995	$22,868,504

Money Market Funds–0.58%
Liquid Assets Portfolio–Institutional Class	0.29%	217,331	1,677,469	(1,827,442)	—	—	46	67,358	67,358

Premier Portfolio–Institutional Class	0.29%	217,331	1,677,470	(1,827,443)	—	—	26	67,358	67,358

Total Money Market Funds		434,662	3,354,939	(3,654,885)	—	—	72	134,716	134,716

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $21,626,441)	100.21%	23,879,139	5,233,017	(6,606,146)	450,628	46,582	72		23,003,220

OTHER ASSETS LESS LIABILITIES	(0.21)%								(47,882)

NET ASSETS	100.00%								$22,955,338

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers–100.11%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Appreciation	Gain	Income	06/30/11	06/30/11

Asset Allocation Funds–99.61%
Invesco Balanced-Risk Allocation Fund	99.61%	$9,120,221	$1,055,677	$(1,644,487)	$166,205	$33,216	$—	763,185	$8,730,832

Money Market Funds–0.50%
Liquid Assets Portfolio–Institutional Class	0.25%	19,365	854,808	(852,246)	—	—	18	21,927	21,927

Premier Portfolio–Institutional Class	0.25%	19,365	854,809	(852,246)	—	—	11	21,928	21,928

Total Money Market Funds		38,730	1,709,617	(1,704,492)	—	—	29	43,855	43,855

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $8,249,061)	100.11%	9,158,951	2,765,294	(3,348,979)	166,205	33,216	29		8,774,687

OTHER ASSETS LESS LIABILITIES	(0.11)%								(9,693)

NET ASSETS	100.00%								$8,764,994

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement Funds

Portfolio Composition

As of June 30, 2011

Invesco Balanced-Risk Retirement Now

		% of Total
	Risk	Net Assets
Asset Class*	Allocation	As of 6/30/11**

Equity	20.69%	18.92%

Fixed income	47.80	75.04

Commodities	27.55	15.35

Cash	3.96	40.08

Invesco Balanced-Risk Retirement 2020

		% of Total
	Risk	Net Assets
Asset Class*	Allocation	As of 6/30/11**

Equity	21.49%	30.08%

Fixed income	49.63	119.32

Commodities	28.61	24.40

Cash	0.27	4.09

Invesco Balanced-Risk Retirement 2030

		% of Total
	Risk	Net Assets
Asset Class*	Allocation	As of 6/30/11**

Equity	21.54%	31.17%

Fixed income	49.75	123.64

Commodities	28.68	25.29

Cash	0.03	0.38

Invesco Balanced-Risk Retirement 2040

		% of Total
	Risk	Net Assets
Asset Class*	Allocation	As of 6/30/11**

Equity	21.54%	31.23%

Fixed income	49.75	123.87

Commodities	28.68	25.33

Cash	0.03	0.59

Invesco Balanced-Risk Retirement 2050

		% of Total
	Risk	Net Assets
Asset Class*	Allocation	As of 6/30/11**

Equity	21.54%	31.23%

Fixed income	49.75	123.86

Commodities	28.68	25.33

Cash	0.03	0.50

*	Based on the expected market exposure through investments in the underlying funds.
**	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

	Invesco Balanced-	Invesco Balanced-	Invesco Balanced-	Invesco Balanced-	Invesco Balanced-
	Risk Retirement	Risk Retirement	Risk Retirement	Risk Retirement	Risk Retirement
	Now Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Assets:
Investments in affiliated underlying funds, at value	$43,809,492	$54,196,845	$45,661,556	$23,003,220	$8,774,687

Receivable for:
Fund shares sold	3,641	16,765	142,210	14,897	18,612

Dividends from affiliated underlying funds	1,306	105	—	—	—

Fund expenses absorbed	—	47,294	—	6,713	—

Investment for trustee deferred compensation and retirement plans	18,564	9,435	9,626	9,790	8,883

Other assets	47,150	48,794	45,816	44,880	44,998

Total assets	43,880,153	54,319,238	45,859,208	23,079,500	8,847,180

Liabilities:
Payable for:
Fund shares reacquired	122,021	77,145	45,529	68,771	22,712

Accrued fees to affiliates	32,416	38,222	33,820	24,189	35,906

Accrued operating expenses	86,547	23,467	25,712	21,275	14,685

Trustee deferred compensation and retirement plans	18,882	9,902	9,891	9,927	8,883

Total liabilities	259,866	148,736	114,952	124,162	82,186

Net assets applicable to shares outstanding	$43,620,287	$54,170,502	$45,744,256	$22,955,338	$8,764,994

Net assets consist of:
Shares of beneficial interest	$41,901,815	$50,554,515	$43,058,572	$21,649,832	$8,376,614

Undistributed net investment income (loss)	(63,502)	(59,264)	(92,036)	429,606	(25,859)

Undistributed net realized gain (loss)	147,775	487,126	35,751	(500,879)	(111,387)

Unrealized appreciation	1,634,199	3,188,125	2,741,969	1,376,779	525,626

	$43,620,287	$54,170,502	$45,744,256	$22,955,338	$8,764,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities—(continued)

June 30, 2011
(Unaudited)

	Invesco Balanced-	Invesco Balanced-	Invesco Balanced-	Invesco Balanced-	Invesco Balanced-
	Risk Retirement	Risk Retirement	Risk Retirement	Risk Retirement	Risk Retirement
	Now Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Net Assets:
Class A	$9,055,495	$20,278,488	$17,838,222	$10,141,056	$4,041,703

Class A5	$23,391,937	$16,361,600	$11,088,591	$4,114,013	$1,507,933

Class B	$879,657	$2,846,666	$3,013,125	$1,175,827	$446,105

Class C	$2,514,557	$4,230,301	$4,805,797	$2,863,233	$939,219

Class C5	$5,270,444	$3,664,723	$1,963,017	$619,514	$105,977

Class R	$1,617,727	$5,035,469	$6,052,879	$3,237,597	$1,510,217

Class R5	$390,998	$1,502,794	$779,181	$638,539	$133,804

Class Y	$474,456	$238,636	$191,971	$153,411	$69,465

Institutional Class	$25,016	$11,825	$11,473	$12,148	$10,571

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	1,046,512	2,320,190	2,146,872	1,274,064	519,691

Class A5	2,705,743	1,872,140	1,334,249	517,228	193,763

Class B	102,245	329,784	366,463	149,435	58,044

Class C	292,108	490,969	585,190	364,330	122,011

Class C5	612,424	425,222	239,021	78,882	13,772

Class R	187,211	578,657	732,331	408,797	195,031

Class R5	45,270	172,684	94,308	80,633	17,269

Class Y	54,758	27,268	23,053	19,227	8,913

Institutional Class	2,888	1,347	1,374	1,521	1,356

Class A:
Net asset value per share	$8.65	$8.74	$8.31	$7.96	$7.78

Maximum offering price per share (Net asset value ÷ 94.50%)	$9.15	$9.25	$8.79	$8.42	$8.23

Class A5:
Net asset value and offering price per share	$8.65	$8.74	$8.31	$7.95	$7.78

Class B:
Net asset value and offering price per share	$8.60	$8.63	$8.22	$7.87	$7.69

Class C:
Net asset value and offering price per share	$8.61	$8.62	$8.21	$7.86	$7.70

Class C5:
Net asset value and offering price per share	$8.61	$8.62	$8.21	$7.85	$7.70

Class R:
Net asset value and offering price per share	$8.64	$8.70	$8.27	$7.92	$7.74

Class R5:
Net asset value and offering price per share	$8.64	$8.70	$8.26	$7.92	$7.75

Class Y:
Net asset value and offering price per share	$8.66	$8.75	$8.33	$7.98	$7.79

Institutional Class:
Net asset value and offering price per share	$8.66	$8.78	$8.35	$7.99	$7.80

Cost of investments in affiliated underlying funds	$42,175,293	$51,008,720	$42,919,587	$21,626,441	$8,249,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Balanced-Risk Retirement Funds

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

	Invesco Balanced-	Invesco Balanced-	Invesco Balanced-	Invesco Balanced-	Invesco Balanced-
	Risk Retirement	Risk Retirement	Risk Retirement	Risk Retirement	Risk Retirement
	Now Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund
Investment income:
Dividends from affiliated underlying funds	$4,609	$776	$129	$72	$29

Other income	42	42	43	44	8

Total investment income	4,651	818	172	116	37

Expenses:
Administrative services fees	24,795	24,795	24,795	24,795	24,795

Custodian fees	3,676	3,625	3,658	3,906	3,744

Distribution fees:
Class A	4,244	23,567	19,039	11,717	4,779

Class A5	16,260	23,030	15,372	5,638	2,088

Class B	1,911	14,165	15,344	5,861	2,309

Class C	5,554	19,683	22,005	12,443	4,170

Class C5	15,457	19,466	10,590	3,221	780

Class R	2,138	12,844	16,636	9,149	4,247

Class R5	169	3,445	1,794	1,513	345

Transfer agent fees — A, A5, B, C, C5, R, R5 and Y	12,521	48,614	49,913	40,814	22,677

Transfer agent fees — Institutional	7	7	7	6	5

Trustees’ and officers’ fees and benefits	8,257	8,838	8,613	8,328	8,072

Registration and filing fees	43,657	44,577	44,876	43,702	43,511

Professional services fees	21,745	17,291	17,249	17,454	16,894

Other	16,501	16,999	28,778	19,145	9,477

Total expenses	176,892	280,946	278,669	207,692	147,893

Less: Expenses reimbursed	(131,197)	(164,811)	(177,947)	(158,178)	(129,185)

Net expenses	45,695	116,135	100,722	49,514	18,708

Net investment income (loss)	(41,044)	(115,317)	(100,550)	(49,398)	(18,671)

Realized and unrealized gain (loss) from:
Net realized gain from affiliated underlying fund shares	154,269	228,159	72,582	46,582	33,216

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(6,363)	953,244	927,005	450,628	166,205

Net increase in net assets resulting from operations	$106,862	$1,066,086	$899,037	$447,812	$180,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	Invesco		Invesco		Invesco
	Balanced-Risk		Balanced-Risk		Balanced-Risk
	Retirement Now Fund		Retirement 2020 Fund		Retirement 2030 Fund
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income (loss)	$(41,044)	$601,448	$(115,317)	$2,713,973	$(100,550)	$2,141,154

Net realized gain	154,269	282,527	228,159	726,237	72,582	329,268

Change in net unrealized appreciation (depreciation)	(6,363)	530,406	953,244	2,679,831	927,005	2,229,484

Net increase in net assets resulting from operations	106,862	1,414,381	1,066,086	6,120,041	899,037	4,699,906

Distributions to shareholders from net investment income:
Class A	(4,591)	(75,437)	—	(864,516)	—	(659,001)

Class A5	(21,153)	(380,892)	—	(1,051,967)	—	(662,396)

Class B	(3)	(8,667)	—	(119,331)	—	(139,456)

Class C	—	(23,359)	—	(169,840)	—	(148,930)

Class C5	(32)	(81,530)	—	(196,095)	—	(132,201)

Class R	(858)	(22,718)	—	(232,419)	—	(317,825)

Class R5	(22)	(500)	—	(61,820)	—	(32,384)

Class Y	(48)	(4,256)	—	(6,875)	—	(58,151)

Institutional Class	(32)	(565)	—	(622)	—	(1,458)

Total distributions from net investment income	(26,739)	(597,924)	—	(2,703,485)	—	(2,151,802)

Distributions to shareholders from net realized gains:
Class A	(7,676)	—	—	(11,225)	—	—

Class A5	(33,402)	—	—	(13,634)	—	—

Class B	(879)	—	—	(1,793)	—	—

Class C	(2,834)	—	—	(2,556)	—	—

Class C5	(8,242)	—	—	(2,947)	—	—

Class R	(2,283)	—	—	(3,153)	—	—

Class R5	(52)	—	—	(839)	—	—

Class Y	(58)	—	—	(84)	—	—

Institutional Class	(39)	—	—	(8)	—	—

Total distributions from net realized gains	(55,465)	—	—	(36,239)	—	—

Share transactions–net:
Class A	6,569,571	1,011,539	1,937,760	5,605,517	3,525,207	4,897,577

Class A5	10,436,749	12,381,462	(5,133,891)	19,715,798	(2,549,322)	12,571,171

Class B	579,415	(87,944)	(99,008)	735,967	(262,438)	603,752

Class C	1,640,513	577,095	197,987	1,654,783	1,174,523	1,190,188

Class C5	2,362,946	2,788,212	(937,580)	4,245,840	(1,052,317)	2,791,433

Class R	865,573	352,058	(273,162)	2,432,162	(788,881)	2,466,512

Class R5	375,212	11,866	148,319	1,237,894	69,274	625,459

Class Y	339,901	113,363	101,295	93,144	(928,940)	865,643

Institutional Class	12,119	(39,301)	—	—	(6,375)	6,092

Net increase (decrease) in net assets resulting from share transactions	23,181,999	17,108,350	(4,058,280)	35,721,105	(819,269)	26,017,827

Net increase (decrease) in net assets	23,206,657	17,924,807	(2,992,194)	39,101,422	79,768	28,565,931

Net assets:
Beginning of period	20,413,630	2,488,823	57,162,696	18,061,274	45,664,488	17,098,557

End of period*	$43,620,287	$20,413,630	$54,170,502	$57,162,696	$45,744,256	$45,664,488

* Includes accumulated undistributed net investment income (loss)	$(63,502)	$4,281	$(59,264)	$56,053	$(92,036)	$8,514

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	Invesco Balanced-Risk		Invesco Balanced-Risk
	Retirement 2040 Fund		Retirement 2050 Fund
	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010

Operations:
Net investment income (loss)	$(49,398)	$1,137,199	$(18,671)	$446,355

Net realized gain	46,582	142,442	33,216	69,559

Change in net unrealized appreciation	450,628	1,140,542	166,205	461,757

Net increase in net assets resulting from operations	447,812	2,420,183	180,750	977,671

Distributions to shareholders from net investment income:
Class A	—	(260,248)	—	(194,996)

Class A5	—	(191,647)	—	(99,147)

Class B	—	(27,783)	—	(23,583)

Class C	—	(50,796)	—	(33,675)

Class C5	—	(19,815)	—	(27,738)

Class R	—	(89,064)	—	(88,272)

Class R5	—	(16,286)	—	(7,038)

Class Y	—	(13,347)	—	(11,328)

Institutional Class	—	(413)	—	(610)

Total distributions from net investment income	—	(669,399)	—	(486,387)

Distributions to shareholders from net realized gains:
Class A	—	(272,395)	—	—

Class A5	—	(200,592)	—	—

Class B	—	(36,831)	—	—

Class C	—	(66,787)	—	—

Class C5	—	(26,268)	—	—

Class R	—	(100,069)	—	—

Class R5	—	(18,298)	—	—

Class Y	—	(13,003)	—	—

Institutional Class	—	(402)	—	—

Total distributions from net realized gains	—	(734,645)	—	—

Share transactions–net:
Class A	1,207,584	3,793,667	268,070	967,731

Class A5	(2,176,455)	5,868,879	(320,605)	1,679,911

Class B	40,342	295,691	(51,179)	32,941

Class C	680,656	656,752	214,222	187,719

Class C5	(136,740)	705,238	(228,569)	309,156

Class R	(368,393)	1,581,679	(234,392)	658,476

Class R5	56,097	535,988	(4,211)	123,934

Class Y	(246,485)	305,686	(127,053)	135,162

Institutional Class	—	—	—	(11,101)

Net increase (decrease) in net assets resulting from share transactions	(943,394)	13,743,580	(483,717)	4,083,929

Net increase (decrease) in net assets	(495,582)	14,759,719	(302,967)	4,575,213

Net assets:
Beginning of period	23,450,920	8,691,201	9,067,961	4,492,748

End of period*	$22,955,338	$23,450,920	$8,764,994	$9,067,961

* Includes accumulated undistributed net investment income (loss)	$429,606	$479,004	$(25,859)	$(7,188)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Balanced-Risk Retirement Funds

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report are Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives: to provide real return and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement Now Fund; and to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund.
  Each Fund currently consists of nine different classes of shares: Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class. Class A5, Class C5 and Class R shares are closed to new investors. Class A shares and Class A5 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C and Class C5 shares are sold with a CDSC. Class R, Class R5, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  Each Fund is a “fund of funds,” in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in an underlying fund without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market

22        Invesco Balanced-Risk Retirement Funds

quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends, if any, quarterly. Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund generally declare and pay dividends, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

23        Invesco Balanced-Risk Retirement Funds

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (Formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Invesco has contractually agreed, through at least April 30, 2012, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares for each Fund as shown in the following table:

	Class		Class	Class		Institutional
	A / A5	Class B	C / C5	R / R5	Class Y	Class

Invesco Balanced-Risk Retirement Now Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Invesco Balanced-Risk Retirement 2020 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Invesco Balanced-Risk Retirement 2030 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Invesco Balanced-Risk Retirement 2040 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Invesco Balanced-Risk Retirement 2050 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

  In addition, Invesco has contractually agreed, through at least June 30, 2012, to reimburse expenses to the extent necessary to limit operating expenses (excluding certain items discussed below) of Class A5, Class C5, Class R5 and Class Y shares for each Fund as shown in the following table:

	Class A5	Class C5	Class R5	Class Y

Invesco Balanced-Risk Retirement Now Fund	0.47%	1.22%	0.72%	0.22%

Invesco Balanced-Risk Retirement 2020 Fund	0.41%	1.16%	0.66%	0.16%

Invesco Balanced-Risk Retirement 2030 Fund	0.29%	1.04%	0.54%	0.04%

Invesco Balanced-Risk Retirement 2040 Fund	0.28%	1.03%	0.53%	0.03%

Invesco Balanced-Risk Retirement 2050 Fund	0.26%	1.01%	0.51%	0.01%

  In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; (6) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (7) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired fund fees and expenses are also excluded in determining such obligation. Unless the Board of the Trustees and Invesco mutually agree to amend or continue each Fund’s fee waiver agreement, it will terminate on April 30, 2012 or June 30, 2012, respectively.
  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Funds directly but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Funds.
  For the six months ended June 30, 2011, Invesco reimbursed the following expenses:

	Fund									Inst.
	Level	Class A	Class A5	Class B	Class C	Class C5	Class R	Class R5	Class Y	Class

Invesco Balanced-Risk Retirement Now Fund	$118,669	$1,931	$7,397	$217	$632	$1,758	$486	$38	$62	$7

Invesco Balanced-Risk Retirement 2020 Fund	116,190	16,748	16,367	2,517	3,497	3,459	4,564	1,224	152	7

Invesco Balanced-Risk Retirement 2030 Fund	128,027	16,836	13,593	3,392	4,865	2,341	7,356	793	737	7

Invesco Balanced-Risk Retirement 2040 Fund	117,357	16,880	8,122	2,111	4,482	1,160	6,591	1,090	379	6

Invesco Balanced-Risk Retirement 2050 Fund	106,502	9,763	4,265	1,179	2,130	398	4,339	352	252	5

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class A5, Class B, Class C, Class C5, Class R and Class R5 shares (collectively the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Also, each Fund, pursuant to the Plans, reimburses IDI up to a maximum annual rate of 0.25% of each Fund’s average daily net assets of Class A5 shares, 1.00% of the average daily net assets of each Fund’s Class C5 shares and 0.50% of each Fund’s average daily net assets of Class R5 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service

24        Invesco Balanced-Risk Retirement Funds

fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund. For the six months ended June 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A5 shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A and Class A5 shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charges		Contingent Deferred Sales Charges
	Class A	Class A5	Class A	Class A5	Class B	Class C	Class C5

Invesco Balanced-Risk Retirement Now Fund	$487	$253	$—	$—	$429	$405	$14

Invesco Balanced-Risk Retirement 2020 Fund	5,647	1,003	—	32	1,589	156	63

Invesco Balanced-Risk Retirement 2030 Fund	9,394	860	—	—	2,928	206	515

Invesco Balanced-Risk Retirement 2040 Fund	5,510	538	14	13,141	1,798	272	195

Invesco Balanced-Risk Retirement 2050 Fund	2,418	173	—	—	618	85	215

  The underlying Invesco Funds Institutional Class shares pay no distribution fees and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total

Invesco Balanced-Risk Retirement Now Fund	$43,809,492	$—	$—	$43,809,492

Invesco Balanced-Risk Retirement 2020 Fund	54,196,845	—	—	54,196,845

Invesco Balanced-Risk Retirement 2030 Fund	45,661,556	—	—	45,661,556

Invesco Balanced-Risk Retirement 2040 Fund	23,003,220	—	—	23,003,220

Invesco Balanced-Risk Retirement 2050 Fund	8,774,687	—	—	8,774,687

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Invesco Balanced-Risk Retirement 2020 Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $86.

25        Invesco Balanced-Risk Retirement Funds

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended June 30, 2011, the Funds in aggregate paid legal fees of $3,248 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of December 31, 2010 which expires as follows:

	2016	2017	2018	Total*

Invesco Balanced-Risk Retirement Now Fund**	$—	$—	$—	$—

Invesco Balanced-Risk Retirement 2020 Fund	—	—	—	—

Invesco Balanced-Risk Retirement 2030 Fund	5,157	—	—	5,157

Invesco Balanced-Risk Retirement 2040 Fund	—	—	498,001	498,001

Invesco Balanced-Risk Retirement 2050 Fund	13,277	743	107,496	121,516

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
**	To the extent that unrealized gains as of June 6, 2011, the date of the reorganization of Invesco Balanced-Risk Retirement 2010 Fund into the Invesco Balanced-Risk Retirment Now Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation of investments for tax purposes are as follows:

	For the
	six months ended		At June 30, 2011
	June 30, 2011***		Federal Tax	Net Unrealized
	Purchases	Sales	Cost****	Appreciation

Invesco Balanced-Risk Retirement Now Fund	$166,412	$3,359,620	$42,179,854	$1,629,638

Invesco Balanced-Risk Retirement 2020 Fund	1,025,128	6,274,055	51,051,350	3,145,495

Invesco Balanced-Risk Retirement 2030 Fund	3,237,495	4,244,749	42,951,261	2,710,295

Invesco Balanced-Risk Retirement 2040 Fund	1,878,078	2,951,261	21,675,901	1,327,319

Invesco Balanced-Risk Retirement 2050 Fund	1,055,677	1,644,487	8,272,148	502,539

***	Excludes U.S. Treasury obligations and money market funds, if any.

****	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

26        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information

Invesco Balanced-Risk Retirement Now Fund

	Summary of Share Activity

	Six months ended				Year ended
	June 30, 2011(a)				December 31, 2010
	Shares		Amount		Shares	Amount

Sold:
Class A	83,863		$722,563		209,797	$1,778,431

Class A5(b)	7,431		64,061		21,678	181,244

Class B	—		—		18,554	154,568

Class C	33,019		282,868		92,388	781,531

Class C5(b)	3,122		26,638		9,447	82,743

Class R	14,033		120,203		84,573	720,886

Class R5(b)	824		7,134		170	1,580

Class Y	249		2,164		—	—

Institutional Class	—		—		—	—

Issued as reinvestment of dividends:
Class A	1,400		11,961		8,346	70,575

Class A5	5,906		50,471		40,538	343,356

Class B	97		863		956	8,060

Class C	329		2,796		2,643	22,299

Class C5	904		7,685		9,322	78,772

Class R	369		3,107		2,640	22,339

Class R5	2		16		12	100

Class Y	5		43		35	379

Institutional Class	—		—		21	199

Issued in connection with acquisitions:
Class A	743,682	(c)	6,458,527	(c)	—	—

Class A5	1,648,414	(c)	14,297,609	(c)	2,182,417 (d)	18,157,649 (d)

Class B	83,133	(c)	718,020	(c)	—	—

Class C	182,087	(c)	1,573,641	(c)	—	—

Class C5	354,659	(c)	3,063,453	(c)	440,320 (d)	3,659,070 (d)

Class R	112,181	(c)	972,857	(c)	—	—

Class R5	42,576	(c)	369,016	(c)	14,029 (d)	116,725 (d)

Class Y	53,205	(c)	462,458	(c)	15,229 (d)	126,705 (d)

Institutional Class	1,395	(c)	12,119	(c)	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	12,445		107,656		22,765	190,590

Class B	(12,515)		(107,656)		(22,746)	(190,590)

Reacquired:
Class A	(84,762)		(731,136)		(120,972)	(1,028,057)

Class A5	(462,524)		(3,975,392)		(738,117)	(6,300,787)

Class B	(3,697)		(31,812)		(6,918)	(59,982)

Class C	(25,473)		(218,792)		(26,516)	(226,735)

Class C5	(85,646)		(734,830)		(119,704)	(1,032,373)

Class R	(26,828)		(230,594)		(44,844)	(391,167)

Class R5	(111)		(954)		(12,232)	(106,539)

Class Y	(14,558)		(124,764)		(1,578)	(13,721)

Institutional Class	—		—		(4,530)	(39,500)

Net increase in share activity	2,669,216		$23,181,999		2,077,723	$17,108,350

27        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Balanced-Risk Retirement 2010 Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Balanced-Risk Retirement 2010 Fund on April 14, 2011. The acquisition was accomplished by a tax-free exchange of 3,221,332 shares of the Fund for 3,126,746 shares outstanding of Invesco Balanced-Risk Retirement 2010 Fund as of the close of business on June 3, 2011. Each class of Invesco Balanced-Risk Retirement 2010 Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Balanced-Risk Retirement 2010 Fund to the net asset value of the Fund on the close of business, June 3, 2011. Invesco Invesco Balanced-Risk Retirement 2010 Fund’s net assets at that date of $27,927,700 including $1,145,636 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $17,482,979. The net assets of the Fund immediately following the acquisition were $45,410,679.
(d)	As of the opening of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen In Retirement Strategy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Van Kampen In Retirement Strategy Fund on May 11, 2010. The acquisition was accomplished by a taxable exchange of 2,651,995 shares of the Fund for 1,941,690 shares outstanding of Van Kampen In Retirement Strategy Fund as of the close of business on May 28, 2010. Class A, Class C, Class R and Institutional Class of Van Kampen In Retirement Strategy Fund were exchanged for Class A5, Class C5, Class R5 and Class Y shares of the Fund, respectively, based on the relative net asset value of Van Kampen In Retirement Strategy Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen In Retirement Strategy Fund’s net assets at that date of $22,060,149 was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $3,187,794. The net assets of the Fund immediately following the acquisition were $25,247,943.

28        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	510,376	$4,381,202	1,032,968	$8,558,636

Class A5(b)	40,712	349,215	200,277	1,694,721

Class B	31,328	265,586	144,101	1,180,893

Class C	114,943	979,905	248,473	2,061,134

Class C5(b)	9,026	76,623	24,454	202,416

Class R	203,309	1,746,785	325,373	2,722,482

Class R5(b)	31,395	270,043	69,638	583,495

Class Y	13,759	118,458	1,642	14,506

Institutional Class	—	—	—	—

Issued as reinvestment of dividends:
Class A	—	—	101,336	849,286

Class A5	—	—	123,855	1,037,908

Class B	—	—	14,341	119,174

Class C	—	—	20,389	169,033

Class C5	—	—	23,726	196,688

Class R	—	—	28,212	235,572

Class R5	—	—	7,380	61,622

Class Y	—	—	618	5,182

Institutional Class	—	—	—	—

Issued in connection with acquisitions:(c)
Class A5	—	—	4,807,306	39,227,629

Class C5	—	—	705,602	5,687,165

Class R5	—	—	152,882	1,242,930

Class Y	—	—	40,024	326,993

Automatic conversion of Class B shares to Class A shares:
Class A	28,483	244,223	28,765	239,609

Class B	(28,776)	(244,223)	(29,014)	(239,609)

Reacquired:
Class A	(312,576)	(2,687,665)	(495,707)	(4,042,014)

Class A5	(636,454)	(5,483,106)	(2,663,556)	(22,244,460)

Class B	(14,236)	(120,371)	(40,507)	(324,491)

Class C	(91,928)	(781,918)	(70,007)	(575,384)

Class C5	(119,734)	(1,014,203)	(217,852)	(1,840,429)

Class R	(235,358)	(2,019,947)	(62,558)	(525,892)

Class R5	(14,237)	(121,724)	(74,374)	(650,153)

Class Y	(2,003)	(17,163)	(28,747)	(253,537)

Institutional Class	—	—	—	—

Net increase (decrease) in share activity	(471,971)	$(4,058,280)	4,419,040	$35,721,105

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the opening of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen Retirement 2020 Strategy Fund and Van Kampen Retirement 2025 Strategy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Van Kampen Retirement 2020 Strategy Fund and Van Kampen Retirement 2025 Strategy Fund on May 11, 2010. The acquisition was accomplished by a taxable exchange of 5,705,814 shares of the Fund for 2,204,375 and 1,749,519 shares outstanding of Van Kampen Retirement 2020 Strategy Fund and Van Kampen Retirement 2025 Strategy Fund, respectively, as of the close of business on May 28, 2010. Class A, Class C, Class R and Institutional Class of Van Kampen Retirement 2020 Strategy Fund and Van Kampen Retirement 2025 Strategy Fund were exchanged for Class A5, Class C5, Class R5 and Class Y shares of the Fund, respectively, based on the relative net asset value of Van Kampen Retirement 2020 Strategy Fund and Van Kampen Retirement 2025 Strategy Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen Retirement 2020 Strategy Fund’s and Van Kampen Retirement 2025 Strategy Fund’s net assets at that date of $26,045,099 and $20,439,618, respectively, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $22,931,466. The net assets of the Fund immediately following the acquisition were $69,416,183.

29        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	656,897	$5,380,651	775,699	$6,156,120

Class A5(b)	68,077	556,167	116,246	947,397

Class B	14,231	115,844	133,364	1,044,948

Class C	185,882	1,500,465	228,133	1,791,386

Class C5(b)	15,651	127,294	52,173	408,093

Class R	189,718	1,547,893	357,815	2,866,204

Class R5(b)	21,611	176,041	26,137	210,960

Class Y	5,886	48,711	91,080	750,293

Institutional Class	—	—	1,966	15,623

Issued as reinvestment of dividends:
Class A	—	—	81,188	646,256

Class A5	—	—	81,330	647,386

Class B	—	—	17,594	139,168

Class C	—	—	18,618	147,082

Class C5	—	—	16,733	132,190

Class R	—	—	40,079	317,825

Class R5	—	—	3,992	31,614

Class Y	—	—	5,492	43,774

Institutional Class	—	—	107	854

Issued in connection with acquisitions:(c)
Class A5	—	—	2,703,518	20,952,288

Class C5	—	—	467,563	3,586,211

Class R5	—	—	129,511	998,529

Class Y	—	—	31,266	242,933

Automatic conversion of Class B shares to Class A shares:
Class A	31,322	258,316	28,521	224,987

Class B	(31,605)	(258,316)	(27,980)	(224,987)

Reacquired:
Class A	(259,452)	(2,113,760)	(268,143)	(2,129,786)

Class A5	(378,462)	(3,105,489)	(1,256,460)	(9,975,900)

Class B	(14,804)	(119,966)	(45,870)	(355,377)

Class C	(40,305)	(325,942)	(94,274)	(748,280)

Class C5	(146,758)	(1,179,611)	(166,341)	(1,335,061)

Class R	(284,777)	(2,336,774)	(91,188)	(717,517)

Class R5	(13,180)	(106,767)	(73,763)	(615,644)

Class Y	(119,149)	(977,651)	(20,561)	(171,357)

Institutional Class	(784)	(6,375)	(1,289)	(10,385)

Net increase (decrease) in share activity	(100,001)	$(819,269)	3,362,256	$26,017,827

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the opening of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen Retirement 2030 Strategy Fund and Van Kampen Retirement 2035 Strategy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Van Kampen Retirement 2030 Strategy Fund and Van Kampen Retirement 2035 Strategy Fund on May 11, 2010. The acquisition was accomplished by a taxable exchange of 3,331,858 shares of the Fund for 1,418,830 and 723,480 shares outstanding of Van Kampen Retirement 2030 Strategy Fund and Van Kampen Retirement 2035 Strategy Fund, respectively, as of the close of business on May 28, 2010. Class A, Class C, Class R and Institutional Class of Van Kampen Retirement 2030 Strategy Fund and Van Kampen Retirement 2035 Strategy Fund were exchanged for Class A5, Class C5, Class R5 and Class Y shares of the Fund, respectively, based on the relative net asset value of Van Kampen Retirement 2030 Strategy Fund and Van Kampen Retirement 2035 Strategy Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen Retirement 2030 Strategy Fund’s and Van Kampen Retirement 2035 Strategy Fund’s net assets at that date of $16,916,450 and $8,863,511, respectively, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $21,086,971. The net assets of the Fund immediately following the acquisition were $46,866,932.

30        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	344,213	$2,694,767	543,423	$4,196,661

Class A5(b)	38,696	301,616	61,564	479,272

Class B	22,824	176,738	47,462	364,200

Class C	131,910	1,022,049	118,180	895,888

Class C5(b)	6,426	49,902	18,095	139,341

Class R	176,181	1,374,638	251,769	1,944,451

Class R5(b)	10,460	81,649	15,279	119,996

Class Y	1,457	11,283	7,643	59,557

Institutional Class	—	—	—	—

Issued as reinvestment of dividends:
Class A	—	—	69,358	528,503

Class A5	—	—	51,307	390,958

Class B	—	—	8,390	63,514

Class C	—	—	15,532	117,406

Class C5	—	—	6,104	46,083

Class R	—	—	24,919	189,133

Class R5	—	—	4,377	33,219

Class Y	—	—	1,017	7,764

Institutional Class	—	—	—	—

Issued in connection with acquisitions:(c)
Class A5	—	—	1,253,825	9,428,773

Class C5	—	—	118,905	884,654

Class R5	—	—	91,536	685,610

Class Y	—	—	39,694	299,292

Automatic conversion of Class B shares to Class A shares:
Class A	6,838	53,915	6,835	52,795

Class B	(6,908)	(53,915)	(6,900)	(52,795)

Reacquired:
Class A	(196,529)	(1,541,098)	(125,447)	(984,292)

Class A5	(318,962)	(2,478,071)	(569,202)	(4,430,124)

Class B	(10,599)	(82,481)	(10,457)	(79,228)

Class C	(44,044)	(341,393)	(46,890)	(356,542)

Class C5	(24,247)	(186,642)	(46,401)	(364,840)

Class R	(222,703)	(1,743,031)	(72,070)	(551,905)

Class R5	(3,249)	(25,552)	(37,770)	(302,837)

Class Y	(33,217)	(257,768)	(7,578)	(60,927)

Institutional Class	—	—	—	—

Net increase (decrease) in share activity	(121,453)	$(943,394)	1,832,499	$13,743,580

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the opening of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen Retirement 2040 Strategy Fund and Van Kampen Retirement 2045 Strategy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Van Kampen Retirement 2040 Strategy Fund and Van Kampen Retirement 2045 Strategy Fund on May 11, 2010. The acquisition was accomplished by a taxable exchange of 1,503,960 shares of the Fund for 637,510 and 260,320 shares outstanding of Van Kampen Retirement 2040 Strategy Fund and Van Kampen Retirement 2045 Strategy Fund, respectively, as of the close of business on May 28, 2010. Class A, Class C, Class R and Institutional Class of Van Kampen Retirement 2040 Strategy Fund and Van Kampen Retirement 2045 Strategy Fund were exchanged for Class A5, Class C5, Class R5 and Class Y shares of the Fund, respectively, based on the relative net asset value of Van Kampen Retirement 2040 Strategy Fund and Van Kampen Retirement 2045 Strategy Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen Retirement 2040 Strategy Fund’s and Van Kampen Retirement 2045 Strategy Fund’s net assets at that date of $8,119,029 and $3,179,300, respectively, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $11,445,503. The net assets of the Fund immediately following the acquisition were $22,743,832.

31        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	170,835	$1,303,197	193,792	$1,449,800

Class A5(b)	12,145	92,962	28,297	216,605

Class B	693	5,242	18,513	138,110

Class C	41,148	311,755	57,907	427,468

Class C5(b)	2,148	16,330	4,932	36,520

Class R	75,813	581,522	105,046	780,778

Class R5(b)	3,639	27,789	7,504	57,588

Class Y	306	2,340	1,041	7,784

Institutional Class	—	—	—	—

Issued as reinvestment of dividends:
Class A	—	—	25,810	192,288

Class A5	—	—	13,213	98,432

Class B	—	—	2,990	22,098

Class C	—	—	4,187	30,986

Class C5	—	—	3,748	27,738

Class R	—	—	11,897	88,272

Class R5	—	—	832	6,185

Class Y	—	—	398	2,962

Institutional Class	—	—	—	—

Issued in connection with acquisitions:(c)
Class A5	—	—	357,160	2,603,702

Class C5	—	—	78,711	568,290

Class R5	—	—	24,953	181,160

Class Y	—	—	17,070	124,613

Automatic conversion of Class B shares to Class A shares:
Class A	1,328	10,194	2,106	15,596

Class B	(1,341)	(10,194)	(2,127)	(15,596)

Reacquired:
Class A	(137,348)	(1,045,321)	(92,077)	(689,953)

Class A5	(53,689)	(413,567)	(163,363)	(1,238,828)

Class B	(6,084)	(46,227)	(15,570)	(111,671)

Class C	(12,820)	(97,533)	(37,046)	(270,735)

Class C5	(32,647)	(244,899)	(43,120)	(323,392)

Class R	(105,733)	(815,914)	(28,235)	(210,574)

Class R5	(4,178)	(32,000)	(15,481)	(120,999)

Class Y	(17,070)	(129,393)	(25)	(197)

Institutional Class	—	—	(1,599)	(11,101)

Net increase (decrease) in share activity	(62,855)	$(483,717)	561,464	$4,083,929

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	As of the opening of business on June 1, 2010, the Fund acquired all the net assets of Van Kampen Retirement 2050 Strategy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on January 21, 2010 and by the shareholders of Van Kampen Retirement 2050 Strategy Fund on May 11, 2010. The acquisition was accomplished by a taxable exchange of 477,894 shares of the Fund for 280,418 shares outstanding of Van Kampen Retirement 2050 Strategy Fund as of the close of business on May 28, 2010. Class A, Class C, Class R and Institutional Class of Van Kampen Retirement 2050 Strategy Fund were exchanged for Class A5, Class C5, Class R5 and Class Y shares of the Fund, respectively, based on the relative net asset value of Van Kampen Retirement 2050 Strategy Fund to the net asset value of the Fund on the close of business, May 28, 2010. Van Kampen Retirement 2050 Strategy Fund’s net assets at that date of $3,477,765 was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $5,218,517. The net assets of the Fund immediately following the acquisition were $8,696,282.

32        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Balanced-Risk Retirement Now Fund

											Ratio of		Ratio of
			Net gains								Expenses		Expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/11	$8.58	$(0.01)	$0.13	$0.12	$(0.02)	$(0.03)	$(0.05)	$8.65	1.31%	$9,055	0.25	%(e)	1.44	%(e)	(0.21	)%(e)	2%
Year ended 12/31/10	8.23	0.37	0.26	0.63	(0.28)	—	(0.28)	8.58	7.74	2,488	0.25		3.45		4.35		67
Year ended 12/31/09	7.59	0.47	0.61	1.08	(0.44)	—	(0.44)	8.23	14.53	1,399	0.27		10.47		5.93		155
Year ended 12/31/08	9.78	0.43	(2.08)	(1.65)	(0.51)	(0.03)	(0.54)	7.59	(17.45)	942	0.31		11.88		4.89		36
Year ended 12/31/07(f)	10.02	0.41	(0.07)	0.34	(0.54)	(0.04)	(0.58)	9.78	3.47	807	0.41	(g)	28.75	(g)	4.41	(g)	27

Class A5
Six months ended 06/30/11	8.58	(0.01)	0.13	0.12	(0.02)	(0.03)	(0.05)	8.65	1.31	23,392	0.25	(e)	1.44	(e)	(0.21	)(e)	2
Year ended 12/31/10(f)	8.30	0.22	0.32	0.54	(0.26)	—	(0.26)	8.58	6.53	12,929	0.25	(g)	1.24	(g)	4.35	(g)	67

Class B
Six months ended 06/30/11	8.56	(0.04)	0.11	0.07	(0.00)	(0.03)	(0.03)	8.60	0.90	880	1.00	(e)	2.19	(e)	(0.96	)(e)	2
Year ended 12/31/10	8.24	0.30	0.27	0.57	(0.25)	—	(0.25)	8.56	6.95	301	1.00		4.20		3.60		67
Year ended 12/31/09	7.60	0.41	0.61	1.02	(0.38)	—	(0.38)	8.24	13.66	374	1.02		11.22		5.18		155
Year ended 12/31/08	9.79	0.37	(2.09)	(1.72)	(0.44)	(0.03)	(0.47)	7.60	(18.05)	346	1.06		12.63		4.14		36
Year ended 12/31/07(f)	10.02	0.34	(0.06)	0.28	(0.47)	(0.04)	(0.51)	9.79	2.79	309	1.16	(g)	29.50	(g)	3.66	(g)	27

Class C
Six months ended 06/30/11	8.56	(0.04)	0.12	0.08	(0.00)	(0.03)	(0.03)	8.61	0.89	2,515	1.00	(e)	2.19	(e)	(0.96	)(e)	2
Year ended 12/31/10	8.23	0.31	0.27	0.58	(0.25)	—	(0.25)	8.56	7.08	874	1.00		4.20		3.60		67
Year ended 12/31/09	7.59	0.41	0.61	1.02	(0.38)	—	(0.38)	8.23	13.67	277	1.02		11.22		5.18		155
Year ended 12/31/08	9.79	0.36	(2.09)	(1.73)	(0.44)	(0.03)	(0.47)	7.59	(18.15)	174	1.06		12.63		4.14		36
Year ended 12/31/07(f)	10.02	0.34	(0.06)	0.28	(0.47)	(0.04)	(0.51)	9.79	2.79	75	1.16	(g)	29.50	(g)	3.66	(g)	27

Class C5
Six months ended 06/30/11	8.56	(0.04)	0.12	0.08	(0.00)	(0.03)	(0.03)	8.61	0.89	5,270	1.00	(e)	2.19	(e)	(0.96	)(e)	2
Year ended 12/31/10(f)	8.30	0.18	0.32	0.50	(0.24)	—	(0.24)	8.56	6.08	2,905	1.00	(g)	1.99	(g)	3.60	(g)	67

Class R
Six months ended 06/30/11	8.58	(0.02)	0.12	0.10	(0.01)	(0.03)	(0.04)	8.64	1.14	1,618	0.50	(e)	1.69	(e)	(0.46	)(e)	2
Year ended 12/31/10	8.24	0.35	0.26	0.61	(0.27)	—	(0.27)	8.58	7.47	750	0.50		3.70		4.10		67
Year ended 12/31/09	7.59	0.45	0.62	1.07	(0.42)	—	(0.42)	8.24	14.38	371	0.52		10.72		5.68		155
Year ended 12/31/08	9.78	0.40	(2.07)	(1.67)	(0.49)	(0.03)	(0.52)	7.59	(17.66)	107	0.56		12.13		4.64		36
Year ended 12/31/07(f)	10.02	0.39	(0.07)	0.32	(0.52)	(0.04)	(0.56)	9.78	3.21	53	0.66	(g)	29.00	(g)	4.16	(g)	27

Class R5
Six months ended 06/30/11	8.58	(0.02)	0.12	0.10	(0.01)	(0.03)	(0.04)	8.64	1.14	391	0.50	(e)	1.69	(e)	(0.46	)(e)	2
Year ended 12/31/10(f)	8.31	0.20	0.32	0.52	(0.25)	—	(0.25)	8.58	6.34	17	0.50	(g)	1.49	(g)	4.10	(g)	67

Class Y
Six months ended 06/30/11	8.60	0.00	0.11	0.11	(0.02)	(0.03)	(0.05)	8.66	1.26	474	0.00	(e)	1.19	(e)	0.04	(e)	2
Year ended 12/31/10	8.23	0.39	0.27	0.66	(0.29)	—	(0.29)	8.60	8.13	136	0.00		3.20		4.60		67
Year ended 12/31/09	7.59	0.49	0.61	1.10	(0.46)	—	(0.46)	8.23	14.82	18	0.02		10.22		6.18		155
Year ended 12/31/08(f)	8.30	0.10	(0.67)	(0.57)	(0.14)	—	(0.14)	7.59	(6.86)	9	0.02	(g)	19.09	(g)	5.18	(g)	36

Institutional Class
Six months ended 06/30/11	8.59	0.00	0.12	0.12	(0.02)	(0.03)	(0.05)	8.66	1.38	25	0.00	(e)	1.17	(e)	0.04	(e)	2
Year ended 12/31/10	8.23	0.39	0.26	0.65	(0.29)	—	(0.29)	8.59	8.00	13	0.00		2.93		4.60		67
Year ended 12/31/09	7.59	0.49	0.61	1.10	(0.46)	—	(0.46)	8.23	14.82	49	0.02		9.92		6.18		155
Year ended 12/31/08	9.78	0.46	(2.09)	(1.63)	(0.53)	(0.03)	(0.56)	7.59	(17.23)	43	0.06		11.41		5.14		36
Year ended 12/31/07(f)	10.02	0.43	(0.07)	0.36	(0.56)	(0.04)	(0.60)	9.78	3.74	52	0.16	(g)	28.35	(g)	4.66	(g)	27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.55% for the six months ended June 30, 2011 and the year ended December 31, 2010; 0.63%, 0.65% and 0.68% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $26,869,377 and sold of $620,172 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Balanced-Risk Retirement 2010 Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,423, $13,116, $385, $1,120, $3,117, $862, $68, $109 and $15 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5 shares.
(g)	Annualized.

33        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

											Ratio of		Ratio of
			Net gains								Expenses		Expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/11	$8.56	$(0.01)	$0.19	$0.18	$—	$—	$—	$8.74	2.10%	$20,278	0.25	%(e)	0.85	%(e)	(0.25	)%(e)	2%
Year ended 12/31/10	7.97	0.55	0.49	1.04	(0.44)	(0.01)	(0.45)	8.56	13.11	17,933	0.25		1.13		6.61		57
Year ended 12/31/09	6.93	0.62	0.94	1.56	(0.52)	—	(0.52)	7.97	22.49	11,371	0.30		2.08		8.23		185
Year ended 12/31/08	9.96	0.39	(3.13)	(2.74)	(0.25)	(0.04)	(0.29)	6.93	(27.53)	5,899	0.38		3.48		4.54		30
Year ended 12/31/07(f)	10.02	0.41	(0.17)	0.24	(0.25)	(0.05)	(0.30)	9.96	2.38	2,711	0.50	(g)	10.04	(g)	4.33	(g)	37

Class A5
Six months ended 06/30/11	8.56	(0.01)	0.19	0.18	—	—	—	8.74	2.10	16,362	0.25	(e)	0.85	(e)	(0.25	)(e)	2
Year ended 12/31/10(f)	8.14	0.33	0.54	0.87	(0.44)	(0.01)	(0.45)	8.56	10.75	21,136	0.25	(g)	0.73	(g)	6.61	(g)	57

Class B
Six months ended 06/30/11	8.49	(0.04)	0.18	0.14	—	—	—	8.63	1.65	2,847	1.00	(e)	1.60	(e)	(1.00	)(e)	2
Year ended 12/31/10	7.91	0.49	0.48	0.97	(0.38)	(0.01)	(0.39)	8.49	12.30	2,899	1.00		1.88		5.86		57
Year ended 12/31/09	6.90	0.56	0.92	1.48	(0.47)	—	(0.47)	7.91	21.45	1,997	1.05		2.83		7.48		185
Year ended 12/31/08	9.92	0.32	(3.10)	(2.78)	(0.20)	(0.04)	(0.24)	6.90	(28.01)	1,431	1.13		4.23		3.79		30
Year ended 12/31/07(f)	10.02	0.34	(0.17)	0.17	(0.22)	(0.05)	(0.27)	9.92	1.68	940	1.25	(g)	10.79	(g)	3.58	(g)	37

Class C
Six months ended 06/30/11	8.47	(0.04)	0.19	0.15	—	—	—	8.62	1.77	4,230	1.00	(e)	1.60	(e)	(1.00	)(e)	2
Year ended 12/31/10	7.90	0.49	0.47	0.96	(0.38)	(0.01)	(0.39)	8.47	12.19	3,966	1.00		1.88		5.86		57
Year ended 12/31/09	6.88	0.56	0.93	1.49	(0.47)	—	(0.47)	7.90	21.66	2,125	1.05		2.83		7.48		185
Year ended 12/31/08	9.92	0.32	(3.12)	(2.80)	(0.20)	(0.04)	(0.24)	6.88	(28.21)	852	1.13		4.23		3.79		30
Year ended 12/31/07(f)	10.02	0.34	(0.17)	0.17	(0.22)	(0.05)	(0.27)	9.92	1.68	593	1.25	(g)	10.79	(g)	3.58	(g)	37

Class C5
Six months ended 06/30/11	8.48	(0.04)	0.18	0.14	—	—	—	8.62	1.65	3,665	1.00	(e)	1.60	(e)	(1.00	)(e)	2
Year ended 12/31/10(f)	8.04	0.29	0.54	0.83	(0.38)	(0.01)	(0.39)	8.48	10.37	4,543	1.00	(g)	1.48	(g)	5.86	(g)	57

Class R
Six months ended 06/30/11	8.54	(0.02)	0.18	0.16	—	—	—	8.70	1.87	5,035	0.50	(e)	1.10	(e)	(0.50	)(e)	2
Year ended 12/31/10	7.95	0.53	0.49	1.02	(0.42)	(0.01)	(0.43)	8.54	12.90	5,214	0.50		1.38		6.36		57
Year ended 12/31/09	6.92	0.61	0.92	1.53	(0.50)	—	(0.50)	7.95	22.15	2,542	0.55		2.33		7.98		185
Year ended 12/31/08	9.95	0.38	(3.14)	(2.76)	(0.23)	(0.04)	(0.27)	6.92	(27.72)	974	0.63		3.73		4.29		30
Year ended 12/31/07(f)	10.02	0.38	(0.16)	0.22	(0.24)	(0.05)	(0.29)	9.95	2.19	679	0.75	(g)	10.29	(g)	4.08	(g)	37

Class R5
Six months ended 06/30/11	8.54	(0.02)	0.18	0.16	—	—	—	8.70	1.87	1,503	0.50	(e)	1.10	(e)	(0.50	)(e)	2
Year ended 12/31/10(f)	8.11	0.32	0.54	0.86	(0.42)	(0.01)	(0.43)	8.54	10.67	1,328	0.50	(g)	0.98	(g)	6.36	(g)	57

Class Y
Six months ended 06/30/11	8.57	0.00	0.18	0.18	—	—	—	8.75	2.10	239	0.00	(e)	0.60	(e)	0.00	(e)	2
Year ended 12/31/10	7.97	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.57	13.52	133	0.00		0.88		6.86		57
Year ended 12/31/09	6.93	0.63	0.94	1.57	(0.53)	—	(0.53)	7.97	22.70	16	0.05		1.83		8.48		185
Year ended 12/31/08(f)	8.21	0.08	(1.07)	(0.99)	(0.25)	(0.04)	(0.29)	6.93	(12.03)	50	0.08	(g)	4.83	(g)	4.84	(g)	30

Institutional Class
Six months ended 06/30/11	8.60	0.00	0.18	0.18	—	—	—	8.78	2.09	12	0.00	(e)	0.54	(e)	0.00	(e)	2
Year ended 12/31/10	8.00	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.60	13.47	12	0.00		0.72		6.86		57
Year ended 12/31/09	6.95	0.64	0.94	1.58	(0.53)	—	(0.53)	8.00	22.79	11	0.07		1.68		8.46		185
Year ended 12/31/08	9.99	0.42	(3.16)	(2.74)	(0.26)	(0.04)	(0.30)	6.95	(27.41)	9	0.13		2.98		4.79		30
Year ended 12/31/07(f)	10.02	0.43	(0.15)	0.28	(0.26)	(0.05)	(0.31)	9.99	2.80	12	0.25	(g)	9.67	(g)	4.58	(g)	37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.79% for the six months ended June 30, 2011 and the year ended December 31, 2010; 0.74%, 0.74% and 0.78% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $19,010, $18,577, $2,857, $3,969, $3,926, $5,180, $1,389, $172 and $12 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5 shares.
(g)	Annualized.

34        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/11	$8.14	$(0.01)	$0.18	$0.17	$—	$—	$—	$8.31	2.09%	$17,838	0.25	%(e)	1.04	%(e)	(0.25	)%(e)	7%
Year ended 12/31/10	7.58	0.53	0.45	0.98	(0.42)	—	(0.42)	8.14	13.06	13,983	0.25		1.32		6.63		32
Year ended 12/31/09	6.33	0.57	1.12	1.69	(0.44)	—	(0.44)	7.58	26.76	8,346	0.33		2.40		8.05		201
Year ended 12/31/08	9.89	0.29	(3.62)	(3.33)	(0.18)	(0.05)	(0.23)	6.33	(33.64)	3,088	0.40		4.07		3.50		17
Year ended 12/31/07(f)	10.02	0.34	(0.14)	0.20	(0.28)	(0.05)	(0.33)	9.89	2.00	1577	0.50	(g)	13.53	(g)	3.60	(g)	31

Class A5
Six months ended 06/30/11	8.14	(0.01)	0.18	0.17	—	—	—	8.31	2.09	11,089	0.25	(e)	1.04	(e)	(0.25	)(e)	7
Year ended 12/31/10(f)	7.73	0.32	0.51	0.83	(0.42)	—	(0.42)	8.14	10.86	13,388	0.25	(g)	0.92	(g)	6.63	(g)	32

Class B
Six months ended 06/30/11	8.08	(0.04)	0.18	0.14	—	—	—	8.22	1.73	3,013	1.00	(e)	1.79	(e)	(1.00	)(e)	7
Year ended 12/31/10	7.54	0.46	0.44	0.90	(0.36)	—	(0.36)	8.08	12.08	3,223	1.00		2.07		5.88		32
Year ended 12/31/09	6.31	0.51	1.12	1.63	(0.40)	—	(0.40)	7.54	25.86	2,424	1.08		3.15		7.30		201
Year ended 12/31/08	9.87	0.22	(3.59)	(3.37)	(0.14)	(0.05)	(0.19)	6.31	(34.18)	1,386	1.15		4.82		2.75		17
Year ended 12/31/07(f)	10.02	0.27	(0.13)	0.14	(0.24)	(0.05)	(0.29)	9.87	1.42	756	1.25	(g)	14.28	(g)	2.85	(g)	31

Class C
Six months ended 06/30/11	8.07	(0.04)	0.18	0.14	—	—	—	8.21	1.74	4,806	1.00	(e)	1.79	(e)	(1.00	)(e)	7
Year ended 12/31/10	7.54	0.46	0.43	0.89	(0.36)	—	(0.36)	8.07	11.95	3,550	1.00		2.07		5.88		32
Year ended 12/31/09	6.31	0.52	1.11	1.63	(0.40)	—	(0.40)	7.54	25.86	2,164	1.08		3.15		7.30		201
Year ended 12/31/08	9.87	0.23	(3.60)	(3.37)	(0.14)	(0.05)	(0.19)	6.31	(34.18)	938	1.15		4.82		2.75		17
Year ended 12/31/07(f)	10.02	0.27	(0.13)	0.14	(0.24)	(0.05)	(0.29)	9.87	1.425	729	1.25	(g)	14.28	(g)	2.85	(g)	31

Class C5
Six months ended 06/30/11	8.07	(0.04)	0.18	0.14	—	—	—	8.21	1.74	1,963	1.00	(e)	1.79	(e)	(1.00	)(e)	7
Year ended 12/31/10(f)	7.65	0.28	0.50	0.78	(0.36)	—	(0.36)	8.07	10.34	2,989	1.00	(g)	1.67	(g)	5.88	(g)	32

Class R
Six months ended 06/30/11	8.11	(0.02)	0.18	0.16	—	—	—	8.27	1.97	6,053	0.50	(e)	1.29	(e)	(0.50	)(e)	7
Year ended 12/31/10	7.56	0.51	0.44	0.95	(0.40)	—	(0.40)	8.11	12.71	6,707	0.50		1.57		6.38		32
Year ended 12/31/09	6.31	0.56	1.12	1.68	(0.43)	—	(0.43)	7.56	26.64	3,934	0.58		2.65		7.80		201
Year ended 12/31/08	9.88	0.26	(3.61)	(3.35)	(0.17)	(0.05)	(0.22)	6.31	(33.92)	1,534	0.65		4.32		3.25		17
Year ended 12/31/07(f)	10.02	0.32	(0.15)	0.17	(0.26)	(0.05)	(0.31)	9.88	1.78	396	0.75	(g)	13.78	(g)	3.35	(g)	31

Class R5
Six months ended 06/30/11	8.10	(0.02)	0.18	0.16	—	—	—	8.26	1.98	779	0.50	(e)	1.29	(e)	(0.50	)(e)	7
Year ended 12/31/10(f)	7.69	0.30	0.51	0.81	(0.40)	—	(0.40)	8.10	10.68	696	0.50	(g)	1.17	(g)	6.38	(g)	32

Class Y
Six months ended 06/30/11	8.15	0.00	0.18	0.18	—	—	—	8.33	2.21	192	0.00	(e)	0.79	(e)	0.00	(e)	7
Year ended 12/31/10	7.59	0.55	0.45	1.00	(0.44)	—	(0.44)	8.15	13.30	1,112	0.00		1.07		6.88		32
Year ended 12/31/09	6.33	0.60	1.12	1.72	(0.46)	—	(0.46)	7.59	27.13	221	0.08		2.15		8.30		201
Year ended 12/31/08(f)	7.77	0.06	(1.26)	(1.20)	(0.19)	(0.05)	(0.24)	6.33	(15.49)	50	0.11	(g)	5.07	(g)	3.79	(g)	17

Institutional Class
Six months ended 06/30/11	8.17	0.00	0.18	0.18	—	—	—	8.35	2.20	11	0.00	(e)	0.66	(e)	0.00	(e)	7
Year ended 12/31/10	7.60	0.55	0.46	1.01	(0.44)	—	(0.44)	8.17	13.43	18	0.00		0.91		6.88		32
Year ended 12/31/09	6.34	0.58	1.14	1.72	(0.46)	—	(0.46)	7.60	27.10	10	0.09		1.90		8.29		201
Year ended 12/31/08	9.90	0.32	(3.63)	(3.31)	(0.20)	(0.05)	(0.25)	6.34	(33.46)	8	0.15		3.50		3.75		17
Year ended 12/31/07(f)	10.02	0.37	(0.15)	0.22	(0.29)	(0.05)	(0.34)	9.90	2.23	12	0.25	(g)	13.07	(g)	3.85	(g)	31

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.79% for the six months ended June 30, 2011 and the year ended December 31, 2010; 0.78%, 0.76% and 0.80% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $15,357, $12,399, $3,094, $4,438, $2,136, $6,709, $723, $672 and $14 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5 shares.
(g)	Annualized.

35        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/11	$7.79	$(0.01)	$0.18	$0.17	$—	$—	$—	$7.96	2.18%	$10,141	0.25	%(e)	1.65	%(e)	(0.25	)%(e)	10%
Year ended 12/31/10	7.36	0.53	0.42	0.95	(0.25)	(0.27)	(0.52)	7.79	13.03	8,727	0.25		1.94		6.79		26
Year ended 12/31/09	6.09	0.53	1.15	1.68	(0.41)	—	(0.41)	7.36	27.59	4,605	0.33		4.14		7.69		214
Year ended 12/31/08	9.83	0.23	(3.78)	(3.55)	(0.15)	(0.04)	(0.19)	6.09	(36.00)	1,907	0.41		8.63		2.88		29
Year ended 12/31/07(f)	10.02	0.31	(0.13)	0.18	(0.28)	(0.09)	(0.37)	9.83	1.81	901	0.54	(g)	22.43	(g)	3.26	(g)	20

Class A5
Six months ended 06/30/11	7.79	(0.01)	0.17	0.16	—	—	—	7.95	2.05	4,114	0.25	(e)	1.65	(e)	(0.25	)(e)	10
Year ended 12/31/10(f)	7.50	0.31	0.50	0.81	(0.25)	(0.27)	(0.52)	7.79	10.92	6,212	0.25	(g)	1.42	(g)	6.79	(g)	26

Class B
Six months ended 06/30/11	7.73	(0.04)	0.18	0.14	—	—	—	7.87	1.81	1,176	1.00	(e)	2.40	(e)	(1.00	)(e)	10
Year ended 12/31/10	7.32	0.46	0.41	0.87	(0.19)	(0.27)	(0.46)	7.73	12.08	1,115	1.00		2.69		6.04		26
Year ended 12/31/09	6.06	0.47	1.16	1.63	(0.37)	—	(0.37)	7.32	26.90	773	1.08		4.89		6.94		214
Year ended 12/31/08	9.80	0.17	(3.76)	(3.59)	(0.11)	(0.04)	(0.15)	6.06	(36.53)	522	1.16		9.38		2.13		29
Year ended 12/31/07(f)	10.02	0.24	(0.13)	0.11	(0.24)	(0.09)	(0.33)	9.80	1.15	500	1.29	(g)	23.18	(g)	2.51	(g)	20

Class C
Six months ended 06/30/11	7.73	(0.04)	0.17	0.13	—	—	—	7.86	1.68	2,863	1.00	(e)	2.40	(e)	(1.00	)(e)	10
Year ended 12/31/10	7.31	0.46	0.42	0.88	(0.19)	(0.27)	(0.46)	7.73	12.24	2,136	1.00		2.69		6.04		26
Year ended 12/31/09	6.06	0.47	1.15	1.62	(0.37)	—	(0.37)	7.31	26.72	1,387	1.08		4.89		6.94		214
Year ended 12/31/08	9.80	0.17	(3.76)	(3.59)	(0.11)	(0.04)	(0.15)	6.06	(36.53)	597	1.16		9.38		2.13		29
Year ended 12/31/07(f)	10.02	0.24	(0.13)	0.11	(0.24)	(0.09)	(0.33)	9.80	1.15	277	1.29	(g)	23.18	(g)	2.51	(g)	20

Class C5
Six months ended 06/30/11	7.72	(0.04)	0.17	0.13	—	—	—	7.85	1.68	620	1.00	(e)	2.40	(e)	(1.00	)(e)	10
Year ended 12/31/10(f)	7.42	0.28	0.48	0.76	(0.19)	(0.27)	(0.46)	7.72	10.44	747	1.00	(g)	2.17	(g)	6.04	(g)	26

Class R
Six months ended 06/30/11	7.77	(0.02)	0.17	0.15	—	—	—	7.92	1.93	3,238	0.50	(e)	1.90	(e)	(0.50	)(e)	10
Year ended 12/31/10	7.34	0.51	0.42	0.93	(0.23)	(0.27)	(0.50)	7.77	12.83	3,536	0.50		2.19		6.54		26
Year ended 12/31/09	6.07	0.52	1.15	1.67	(0.40)	—	(0.40)	7.34	27.47	1,840	0.58		4.39		7.44		214
Year ended 12/31/08	9.82	0.21	(3.78)	(3.57)	(0.14)	(0.04)	(0.18)	6.07	(36.27)	432	0.66		8.88		2.63		29
Year ended 12/31/07(f)	10.02	0.28	(0.13)	0.15	(0.26)	(0.09)	(0.35)	9.82	1.59	153	0.79	(g)	22.68	(g)	3.01	(g)	20

Class R5
Six months ended 06/30/11	7.76	(0.02)	0.18	0.16	—	—	—	7.92	2.06	639	0.50	(e)	1.90	(e)	(0.50	)(e)	10
Year ended 12/31/10(f)	7.47	0.30	0.49	0.79	(0.23)	(0.27)	(0.50)	7.76	10.73	570	0.50	(g)	1.67	(g)	6.54	(g)	26

Class Y
Six months ended 06/30/11	7.81	0.00	0.17	0.17	—	—	—	7.98	2.18	153	0.00	(e)	1.40	(e)	0.00	(e)	10
Year ended 12/31/10	7.37	0.55	0.43	0.98	(0.27)	(0.27)	(0.54)	7.81	13.42	398	0.00		1.69		7.04		26
Year ended 12/31/09	6.09	0.56	1.14	1.70	(0.42)	—	(0.42)	7.37	27.96	75	0.08		3.89		7.94		214
Year ended 12/31/08(f)	7.56	0.05	(1.32)	(1.27)	(0.16)	(0.04)	(0.20)	6.09	(16.73)	24	0.10	(g)	10.26	(g)	3.19	(g)	29

Institutional Class
Six months ended 06/30/11	7.81	0.00	0.18	0.18	—	—	—	7.99	2.30	12	0.00	(e)	1.13	(e)	0.00	(e)	10
Year ended 12/31/10	7.38	0.55	0.42	0.97	(0.27)	(0.27)	(0.54)	7.81	13.25	12	0.00		1.38		7.04		26
Year ended 12/31/09	6.09	0.53	1.18	1.71	(0.42)	—	(0.42)	7.38	28.13	11	0.08		3.49		7.94		214
Year ended 12/31/08	9.84	0.28	(3.82)	(3.54)	(0.17)	(0.04)	(0.21)	6.09	(35.94)	9	0.15		7.72		3.14		29
Year ended 12/31/07(f)	10.02	0.34	(0.14)	0.20	(0.29)	(0.09)	(0.38)	9.84	2.03	51	0.28	(g)	21.86	(g)	3.53	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.79% for the six months ended June 30, 2011 and the year ended December 31, 2010; 0.81%, 0.78% and 0.81% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9,451, $4,547, $1,182, $2,509, $650, $3,690, $610, $212 and $12 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5 shares.
(g)	Annualized.

36        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

											Ratio of		Ratio of
			Net gains								Expenses		Expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/11	$7.62	$(0.01)	$0.17	$0.16	$—	$—	$—	$7.78	2.10%	$4,042	0.25	%(e)	3.16	%(e)	(0.25	)%(e)	12%
Year ended 12/31/10	7.13	0.48	0.44	0.92	(0.43)	—	(0.43)	7.62	13.08	3,693	0.25		3.63		6.42		27
Year ended 12/31/09	5.87	0.45	1.19	1.64	(0.38)	—	(0.38)	7.13	27.92	2,533	0.32		7.20		6.87		214
Year ended 12/31/08	9.78	0.17	(3.84)	(3.67)	(0.17)	(0.07)	(0.24)	5.87	(37.51)	1,248	0.42		11.10		2.10		27
Year ended 12/31/07(f)	10.02	0.29	(0.14)	0.15	(0.29)	(0.10)	(0.39)	9.78	1.55	1,177	0.54	(g)	24.63	(g)	3.01	(g)	20

Class A5
Six months ended 06/30/11	7.62	(0.01)	0.17	0.16	—	—	—	7.78	2.10	1,508	0.25	(e)	3.16	(e)	(0.25	)(e)	12
Year ended 12/31/10(f)	7.27	0.29	0.49	0.78	(0.43)	—	(0.43)	7.62	10.91	1,793	0.25	(g)	2.97	(g)	6.42	(g)	27

Class B
Six months ended 06/30/11	7.55	(0.04)	0.18	0.14	—	—	—	7.69	1.85	446	1.00	(e)	3.91	(e)	(1.00	)(e)	12
Year ended 12/31/10	7.08	0.42	0.43	0.85	(0.38)	—	(0.38)	7.55	12.13	489	1.00		4.38		5.67		27
Year ended 12/31/09	5.84	0.40	1.18	1.58	(0.34)	—	(0.34)	7.08	27.02	432	1.07		7.95		6.12		214
Year ended 12/31/08	9.75	0.11	(3.82)	(3.71)	(0.13)	(0.07)	(0.20)	5.84	(38.03)	214	1.17		11.85		1.35		27
Year ended 12/31/07(f)	10.02	0.21	(0.13)	0.08	(0.25)	(0.10)	(0.35)	9.75	0.80	184	1.29	(g)	25.38	(g)	2.26	(g)	20

Class C
Six months ended 06/30/11	7.57	(0.04)	0.17	0.13	—	—	—	7.70	1.72	939	1.00	(e)	3.91	(e)	(1.00	)(e)	12
Year ended 12/31/10	7.09	0.42	0.44	0.86	(0.38)	—	(0.38)	7.57	12.26	709	1.00		4.38		5.67		27
Year ended 12/31/09	5.85	0.40	1.18	1.58	(0.34)	—	(0.34)	7.09	26.97	487	1.07		7.95		6.12		214
Year ended 12/31/08	9.76	0.10	(3.81)	(3.71)	(0.13)	(0.07)	(0.20)	5.85	(37.99)	253	1.17		11.85		1.35		27
Year ended 12/31/07(f)	10.02	0.21	(0.12)	0.09	(0.25)	(0.10)	(0.35)	9.76	0.90	150	1.29	(g)	25.38	(g)	2.26	(g)	20

Class C5
Six months ended 06/30/11	7.56	(0.04)	0.18	0.14	—	—	—	7.70	1.85	106	1.00	(e)	3.91	(e)	(1.00	)(e)	12
Year ended 12/31/10(f)	7.20	0.25	0.49	0.74	(0.38)	—	(0.38)	7.56	10.40	335	1.00	(g)	3.72	(g)	5.67	(g)	27

Class R
Six months ended 06/30/11	7.59	(0.02)	0.17	0.15	—	—	—	7.74	1.98	1,510	0.50	(e)	3.41	(e)	(0.50	)(e)	12
Year ended 12/31/10	7.11	0.46	0.43	0.89	(0.41)	—	(0.41)	7.59	12.74	1,708	0.50		3.88		6.17		27
Year ended 12/31/09	5.85	0.44	1.18	1.62	(0.36)	—	(0.36)	7.11	27.80	969	0.57		7.45		6.62		214
Year ended 12/31/08	9.77	0.14	(3.84)	(3.70)	(0.15)	(0.07)	(0.22)	5.85	(37.78)	275	0.67		11.35		1.85		27
Year ended 12/31/07(f)	10.02	0.26	(0.14)	0.12	(0.27)	(0.10)	(0.37)	9.77	1.29	151	0.79	(g)	24.88	(g)	2.76	(g)	20

Class R5
Six months ended 06/30/11	7.60	(0.02)	0.17	0.15	—	—	—	7.75	1.97	134	0.50	(e)	3.41	(e)	(0.50	)(e)	12
Year ended 12/31/10(f)	7.24	0.27	0.51	0.78	(0.42)	—	(0.42)	7.60	10.85	135	0.50	(g)	3.22	(g)	6.17	(g)	27

Class Y
Six months ended 06/30/11	7.63	0.00	0.16	0.16	—	—	—	7.79	2.10	69	0.00	(e)	2.91	(e)	0.00	(e)	12
Year ended 12/31/10	7.14	0.51	0.43	0.94	(0.45)	—	(0.45)	7.63	13.33	196	0.00		3.38		6.67		27
Year ended 12/31/09	5.87	0.47	1.19	1.66	(0.39)	—	(0.39)	7.14	28.32	51	0.07		6.95		7.12		214
Year ended 12/31/08(f)	7.42	0.04	(1.35)	(1.31)	(0.17)	(0.07)	(0.24)	5.87	(17.57)	42	0.09	(g)	19.27	(g)	2.43	(g)	27

Institutional Class
Six months ended 06/30/11	7.62	0.00	0.18	0.18	—	—	—	7.80	2.36	11	0.00	(e)	2.50	(e)	0.00	(e)	12
Year ended 12/31/10	7.14	0.50	0.43	0.93	(0.45)	—	(0.45)	7.62	13.18	10	0.00		3.03		6.67		27
Year ended 12/31/09	5.87	0.44	1.22	1.66	(0.39)	—	(0.39)	7.14	28.32	21	0.06		6.36		7.13		214
Year ended 12/31/08	9.79	0.19	(3.86)	(3.67)	(0.18)	(0.07)	(0.25)	5.87	(37.42)	32	0.15		10.22		2.37		27
Year ended 12/31/07(f)	10.02	0.31	(0.14)	0.17	(0.30)	(0.10)	(0.40)	9.79	1.78	51	0.28	(g)	24.12	(g)	3.27	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.79% for the six months ended June 30, 2011 and the year ended December 31, 2010; 0.82%, 0.78% and 0.82% for the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,855, $1,684, $466, $841, $157, $1,713, $139, $99 and $10 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5 shares.
(g)	Annualized.

37        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011, through June 30, 2011.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Balanced-Risk Retirement Now Fund

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,013.10	$1.25	$1,023.55	$1.25	0.25%

A5	1,000.00	1,013.10	4.98	1,019.84	5.01	1.00

B	1,000.00	1,009.00	4.98	1,019.84	5.01	1.00

C	1,000.00	1,008.90	4.98	1,019.84	5.01	1.00

C5	1,000.00	1,008.90	2.49	1,022.32	2.51	0.50

R	1,000.00	1,011.40	2.49	1,022.32	2.51	0.50

R5	1,000.00	1,011.40	2.49	1,022.32	2.51	0.50

Y	1,000.00	1,012.60	0.00	1,024.79	0.00	0.00

Institutional	1,000.00	1,013.80	0.00	1,024.79	0.00	0.00

38        Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2020 Fund

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,021.00	$1.25	$1,023.55	$1.25	0.25%

A5	1,000.00	1,021.00	1.25	1,023.55	1.25	0.25

B	1,000.00	1,016.50	5.00	1,019.84	5.01	1.00

C	1,000.00	1,017.70	5.00	1,019.84	5.01	1.00

C5	1,000.00	1,016.50	5.00	1,019.84	5.01	1.00

R	1,000.00	1,018.70	2.50	1,022.32	2.51	0.50

R5	1,000.00	1,018.70	2.50	1,022.32	2.51	0.50

Y	1,000.00	1,021.00	0.00	1,024.79	0.00	0.00

Institutional	1,000.00	1,020.90	0.00	1,024.79	0.00	0.00

Invesco Balanced-Risk Retirement 2030 Fund

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,020.90	$1.25	$1,023.55	$1.25	0.25%

A5	1,000.00	1,020.90	1.25	1,023.55	1.25	0.25

B	1,000.00	1,017.30	5.00	1,019.84	5.01	1.00

C	1,000.00	1,017.40	5.00	1,019.84	5.01	1.00

C5	1,000.00	1,017.40	5.00	1,019.84	5.01	1.00

R	1,000.00	1,019.70	2.50	1,022.32	2.51	0.50

R5	1,000.00	1,019.80	2.50	1,022.32	2.51	0.50

Y	1,000.00	1,022.10	0.00	1,024.79	0.00	0.00

Institutional	1,000.00	1,022.00	0.05	1,024.74	0.05	0.00

Invesco Balanced-Risk Retirement 2040 Fund

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,021.80	$1.25	$1,023.55	$1.25	0.25%

A5	1,000.00	1,020.50	1.25	1,023.55	1.25	0.25

B	1,000.00	1,018.10	5.00	1,019.84	5.01	1.00

C	1,000.00	1,018.10	5.00	1,019.84	5.01	1.00

C5	1,000.00	1,016.80	5.00	1,019.84	5.01	1.00

R	1,000.00	1,020.60	2.50	1,022.32	2.51	0.50

R5	1,000.00	1,020.60	2.50	1,022.32	2.51	0.50

Y	1,000.00	1,021.80	0.00	1,024.79	0.00	0.00

Institutional	1,000.00	1,023.00	0.00	1,024.79	0.00	0.00

39        Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement 2050 Fund

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,021.00	$1.25	$1,023.55	$1.25	0.25%

A5	1,000.00	1,021.00	1.25	1,023.55	1.25	0.25

B	1,000.00	1,018.50	5.00	1,019.84	5.01	1.00

C	1,000.00	1,017.20	5.00	1,019.84	5.01	1.00

C5	1,000.00	1,018.50	5.00	1,019.84	5.01	1.00

R	1,000.00	1,019.80	2.50	1,022.32	2.51	0.50

R5	1,000.00	1,019.70	2.50	1,022.32	2.51	0.50

Y	1,000.00	1,021.00	0.00	1,024.79	0.00	0.00

Institutional	1,000.00	1,023.60	0.05	1,024.74	0.05	0.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

40        Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of AIM Growth Series (Invesco Growth Series) (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Invesco Balanced-Risk Retirement Now Fund
The Board noted that the Fund recently began operations and that comparative performance data for only the past three calendar years was available. The Board compared performance during the past one and three calendar years to the performance of

41        Invesco Balanced-Risk Retirement Funds

funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2020 Fund
The Board noted that the Fund recently began operations and that comparative performance data for only the past three calendar years was available. The Board compared the Fund’s performance during the past one and three calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2020 Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one and three year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A Shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three year period. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2030 Fund
The Board noted that the Fund recently began operations and that comparative performance data for only the past three calendar years was available. The Board compared the Fund’s performance during the past one and three calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2030 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2040 Fund
The Board noted that the Fund recently began operations and that comparative performance data for only the past three calendar years was available. The Board compared the Fund’s performance during the past one and three calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2040 Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and three year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2050 Fund
The Board noted that the Fund recently began operations and that comparative performance data for only the past three calendar years was available. The Board compared the Fund’s performance during the past one and three calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2050+ Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A share of the Fund was below the performance of the Index for the one year period (there being no Index data for the three year period). Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers
The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge any Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund. The Board considered the effect this expense limitation would have on each Fund’s estimated total expenses.

Invesco Balanced-Risk Retirement Now Fund
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this expense limitation would have on the Fund’s estimated total expenses.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

42        Invesco Balanced-Risk Retirement Funds

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

IBRR-SAR-1	Invesco Distributors, Inc.

Invesco Convertible Securities Fund
Semiannual Report to Shareholders ▪ June 30, 2011
Nasdaq:
A: CNSAX ▪ B: CNSBX ▪ C: CNSCX ▪ Y: CNSDX ▪ Institutional: CNSIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
10	Financial Statements
12	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses
20	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.48%

Class B Shares	4.12

Class C Shares	4.10

Class Y Shares	4.61

Institutional Class Shares	4.51

Bank of America Merrill Lynch All Convertibles All Qualities Index▼ (Broad Market/Style-Specific Index)	4.43

Lipper Convertible Securities Funds Index▼ (Peer Group Index)	3.89

▼ Lipper Inc.
The Bank of America Merrill Lynch All Convertibles All Qualities Index is an unmanaged index that measures performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.
     The Lipper Convertible Securities Funds Index represents the average performance of the 10 largest convertible securities mutual funds, as classified by Lipper Inc.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charges

Class A Shares

Inception (7/28/97)		6.28%

10	Years	5.88

5	Years	6.42

1	Year	17.32

Class B Shares

Inception (10/31/85)		7.86%

10	Years	5.84

5	Years	6.52

1	Year	18.23

Class C Shares

Inception (7/28/97)		5.92%

10	Years	5.70

5	Years	6.83

1	Year	22.23

Class Y Shares

Inception (7/28/97)		6.97%

10	Years	6.75

5	Years	7.93

1	Year	24.45

Institutional Class Shares

10	Years	6.49%

5	Years	7.64

1	Year	24.20

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Convertible Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on May 20, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.01%, 1.76%, 1.76%, 0.76% and 0.64%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2 Invesco Convertible Securities Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3 Invesco Convertible Securities Fund

Schedule of Investments(a)

June 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–75.60%
Advertising–0.70%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Notes, 4.25%, 03/15/12(b)	$4,370,000	$5,020,038

4.75%, 03/15/13(b)	1,200,000	1,524,000

		6,544,038

Aerospace & Defense–0.37%
AAR Corp., Sr. Unsec. Conv. Notes, 1.75%, 02/01/13(b)	3,100,000	3,417,750

Agricultural Products–0.30%
Archer-Daniels-Midland Co., Sr. Unsec. Conv. Notes, 0.88%, 02/15/14	2,625,000	2,782,500

Airlines–0.52%
AMR Corp., Sr. Unsec. Gtd. Conv. Notes, 6.25%, 10/15/14	5,000,000	4,875,000

Alternative Carriers–1.44%
Level 3 Communications Inc., Sr. Unsec. Conv. Notes, 6.50%, 10/01/16	1,400,000	2,959,250

TW Telecom, Inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(b)	8,525,000	10,496,406

		13,455,656

Aluminum–0.21%
Kaiser Aluminum Corp., Sr. Conv. Notes, 4.50%, 04/01/15(c)	1,500,000	1,944,450

Apparel Retail–0.36%
Charming Shoppes Inc., Sr. Unsec. Conv. Notes, 1.13%, 05/01/14	3,700,000	3,339,250

Application Software–2.04%
Candence Design Systems Inc., Sr. Conv. Notes, 2.63%, 06/01/15	2,308,000	3,519,700

Concur Technologies Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/15/15(c)	4,450,000	5,139,750

Mentor Graphics Corp., Sub. Conv. Deb., 4.00%, 04/01/18(b)(c)	3,350,000	3,358,375

Nuance Communications Inc., Sr. Unsec. Conv. Global Deb., 2.75%, 08/15/14(b)	4,050,000	5,325,750

Salesforce.com, Sr. Unsec. Conv. Notes, 0.75%, 01/15/15	930,000	1,689,112

		19,032,687

Asset Management & Custody Banks–1.54%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(b)	6,010,000	6,701,150

Ares Capital Corp., Sr. Unsec. Conv. Notes, 5.75%, 02/01/16(c)	5,400,000	5,697,000

Janus Capital Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/15/14	1,863,000	2,026,012

		14,424,162

Automobile Manufacturers–0.34%
Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	1,834,000	3,152,188

Biotechnology–5.82%
Alexion Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 1.38%, 02/01/12	718,000	4,297,230

Amylin Pharmaceuticals Inc., Sr. Unsec. Conv. Global Notes, 3.00%, 06/15/14	5,000,000	4,550,000

BioMarin Pharmaceutical Inc., Sr. Sub. Conv. Notes, 1.88%, 04/23/17	3,081,000	4,455,896

Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 2.50%, 11/01/17	3,300,000	4,611,750

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	7,450,000	8,222,937

Gilead Sciences, Inc.–Series D, Sr. Conv. Notes, 1.63%, 05/01/16(c)	9,806,000	11,411,732

Incyte Corp. Ltd., Sr. Unsec. Conv. Notes, 4.75%, 10/01/15	1,870,000	4,312,688

Isis Pharmaceuticals Inc., Unsec. Sub. Conv. Notes, 2.63%, 02/15/14(b)	1,100,000	1,082,125

Onyx Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.00%, 08/15/16	755,000	906,000

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	3,600,000	3,604,500

Theravance Inc., Unsec. Sub. Conv. Notes, 3.00%, 01/15/15	3,300,000	3,679,500

Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	2,550,000	3,222,563

		54,356,921

Broadcasting–0.66%
Central European Media Enterprises Ltd. (Bermuda), Sr. Sec. Gtd. Conv. Bonds, 3.50%, 03/15/13(c)	3,750,000	3,543,750

Central European Media Enterprises Ltd. (Bermuda), Sr. Sec. Gtd. Conv. Global Bonds, 5.00%, 11/15/15	3,000,000	2,670,000

		6,213,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Convertible Securities Fund

	Principal
	Amount	Value

Cable & Satellite–1.15%
Virgin Media Inc., Sr. Unsec. Conv. Global Notes, 6.50%, 11/15/16	$4,200,000	$7,533,750

XM Satellite Radio Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 7.00%, 12/01/14(c)	2,200,000	3,245,000

		10,778,750

Casinos & Gaming–1.85%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	5,760,000	6,897,600

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	9,545,000	10,356,325

		17,253,925

Coal & Consumable Fuels–2.50%
Alpha Natural Resources Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/15/15	4,194,000	4,927,950

James River Coal Co., Sr. Unsec. Conv. Notes, 3.13%, 03/15/18(c)	4,680,000	4,680,000

Massey Energy Co., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 08/01/15	6,550,000	6,983,937

Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	5,550,000	6,812,625

		23,404,512

Communications Equipment–1.33%
Arris Group Inc., Sr. Unsec. Conv. Notes, 2.00%, 11/15/13(b)	4,060,000	4,242,700

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(c)	3,205,000	3,833,981

Ixia, Sr. Conv. Notes, 3.00%, 12/15/15(c)	2,000,000	2,040,000

Powerwave Technologies Inc., Unsec. Sub. Conv. Global Notes, 3.88%, 10/01/14(b)	2,500,000	2,321,875

		12,438,556

Computer Storage & Peripherals–3.78%
EMC Corp.,
Series A, Sr. Unsec. Conv. Notes, 1.75%, 12/01/11	3,600,000	6,187,500

Series B, Sr. Unsec. Conv. Notes, 1.75%, 12/01/13	4,425,000	7,776,938

NetApp Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/01/13	3,255,000	5,561,981

Quantum Corp., Sr. Unsec. Sub. Conv. Notes, 3.50%, 11/15/15(c)	6,000,000	6,532,500

SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	8,700,000	9,243,750

		35,302,669

Construction & Engineering–0.23%
MasTec Inc., Sr. Unsec. Gtd. Conv. Notes, 4.00%, 06/15/14	1,500,000	2,146,875

Construction & Farm Machinery & Heavy Trucks–1.81%
ArvinMeritor Inc., Sr. Unsec. Gtd. Conv. Notes, 4.63%, 03/01/16(b)(d)	6,000,000	6,577,500

Greenbrier Cos Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/01/18(c)	7,010,000	6,379,100

Navistar International Corp., Sr. Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	3,000,000	3,941,250

		16,897,850

Construction Materials–0.36%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 3.25%, 03/15/16(c)	3,400,000	3,370,250

Data Processing & Outsourced Services–0.92%
Alliance Data Systems Corp., Sr. Unsec. Conv. Notes, 1.75%, 08/01/13	6,730,000	8,572,338

Electrical Components & Equipment–0.78%
EnerSys, Sr. Unsec. Conv. Notes, 3.38%, 06/01/15(b)(d)	4,012,000	4,518,515

General Cable Corp., Unsec. Sub. Conv. Global Notes, 4.50%, 11/15/29(d)	2,000,000	2,762,500

		7,281,015

Electronic Manufacturing Services–0.48%
TTM Technologies Inc., Sr. Unsec. Conv. Notes, 3.25%, 05/15/15	3,550,000	4,495,188

Footwear–1.02%
Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16(c)	9,000,000	9,506,250

Gold–0.59%
Newmont Mining Corp., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 02/15/12	4,500,000	5,535,000

Health Care Equipment–4.20%
HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	3,500,000	3,679,375

Hologic Inc., Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(b)(d)	5,500,000	6,311,250

Insulet Corp., Sr. Unsec. Conv. Notes, 3.75%, 06/15/16	1,500,000	1,616,250

Kinetic Concepts, Inc., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 04/15/15(c)	4,400,000	5,637,500

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/15/13	3,975,000	4,178,719

2.75%, 07/01/17	3,500,000	3,556,875

Teleflex, Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	7,800,000	9,028,500

Volcano Corp., Sr. Unsec. Conv. Notes, 2.88%, 09/01/15	4,090,000	5,260,762

		39,269,231

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Convertible Securities Fund

	Principal
	Amount	Value

Health Care Facilities–0.74%
Lifepoint Hospitals, Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	$6,400,000	$6,880,000

Health Care Services–1.31%
Chemed Corp., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 05/15/14	7,441,000	7,701,435

Omnicare, Inc., Sr. Sub. Conv. Notes, 3.75%, 12/15/25	3,391,000	4,539,701

		12,241,136

Homebuilding–0.96%
DR Horton Inc., Sr. Unsec. Gtd. Conv. Notes, 2.00%, 05/15/14	2,000,000	2,228,480

Lennar Corp., Sr. Conv. Notes, 2.75%, 12/15/15(b)(c)	6,250,000	6,710,938

		8,939,418

Hotels, Resorts & Cruise Lines–0.84%
Gaylord Entertainment Co., Sr. Gtd. Conv. Notes, 3.75%, 10/01/14(c)	1,910,000	2,435,250

Home Inns & Hotels Management Inc. (Cayman Islands), Sr. Conv. Notes, 2.00%, 12/15/15(c)	5,510,000	5,427,350

		7,862,600

Industrial Machinery–0.52%
Altra Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 2.75%, 03/01/18(b)(c)	4,500,000	4,888,125

Industrial REIT’s–0.54%
ProLogis L.P., Sr. Unsec. Conv. Notes., 3.25%, 03/15/15	4,400,000	5,054,500

Internet Retail–0.39%
priceline.com, Inc., Sr. Unsec. Conv. Notes, 1.25%, 03/15/15(c)	2,045,000	3,637,544

Internet Software & Services–4.46%
Digital River, Inc., Sr. Unsec. Conv. Notes, 2.00%, 11/01/15(b)(c)	9,210,000	9,256,050

Equinix Inc., Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	10,100,000	11,324,625

RightNow Technologies, Inc., Sr. Unsec. Conv. Notes, 2.50%, 11/15/15(b)(c)	3,800,000	4,707,250

VeriSign Inc., Jr. Unsec. Sub. Conv. Global Notes, 3.25%, 08/15/37	6,505,000	7,537,669

WebMD Health Corp., Sr. Unsec. Conv. Notes, 2.50%, 01/31/18(c)	9,100,000	8,838,375

		41,663,969

Investment Banking & Brokerage–1.46%
Jefferies Group, Inc., Sr. Unsec. Conv. Notes, 3.88%, 11/01/17(b)	2,635,000	2,648,175

Knight Capital Group Inc., Sr. Sub. Conv. Notes, 3.50%, 03/15/15	4,500,000	4,235,625

MF Global Holdings Ltd., Sr. Unsec. Conv. Notes, 1.88%, 02/01/16	2,760,000	2,749,650

9.00%, 06/20/13(b)	3,500,000	4,051,250

		13,684,700

IT Consulting & Other Services–0.34%
CACI International Inc., Sr. Unsec. Sub. Conv. Notes, 2.13%, 05/01/14	2,500,000	3,165,625

Life & Health Insurance–0.34%
American Equity Investment Life Holding Co., Sr. Unsec. Conv. Notes, 3.50%, 09/15/15(c)	2,700,000	3,192,750

Life Sciences Tools & Services–1.70%
Illumina Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/16(c)	8,500,000	9,190,625

Life Technologies Corp., Sr. Unsec. Conv. Notes, 1.50%, 02/15/12(b)	5,870,000	6,735,825

		15,926,450

Metal & Glass Containers–0.93%
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 06/01/15(c)	8,800,000	8,712,000

Mortgage REIT’s–0.68%
Annaly Capital Management Inc., Sr. Unsec. Conv. Notes, 4.00%, 02/15/15	5,400,000	6,392,250

Movies & Entertainment–0.58%
Liberty Media LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(b)	4,500,000	5,394,375

Office REIT’s–0.94%
SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(c)	7,500,000	8,746,875

Oil & Gas Drilling–1.00%
Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Conv. Notes, 1.50%, 12/15/12(b)	9,500,000	9,357,500

Oil & Gas Equipment & Services–0.72%
Hornbeck Offshore Services Inc., Sr. Unsec. Gtd. Conv. Notes, 1.38%, 11/15/13(b)(e)	2,500,000	2,381,250

SESI LLC, Sr. Unsec. Gtd. Conv. Global Notes, 1.25%, 12/15/11(b)(e)	4,250,000	4,335,000

		6,716,250

Oil & Gas Exploration & Production–2.17%
Cheapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 05/15/17(b)	8,276,000	8,751,870

2.75%, 11/15/15(b)	6,290,000	6,989,762

Goodrich Petroleum Corp., Sr. Unsec. Conv. Notes, 5.00%, 10/01/14(b)	4,600,000	4,513,750

		20,255,382

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Convertible Securities Fund

	Principal
	Amount	Value

Packaged Foods & Meats–0.86%
Smithfield Foods Inc., Sr. Unsec. Conv. Notes, 4.00%, 06/30/13	$6,800,000	$8,032,500

Pharmaceuticals–3.10%
Akorn Inc., Sr. Conv. Notes 3.50%, 06/01/16(c)	5,000,000	5,387,500

Endo Pharmaceuticals Holdings, Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	4,000,000	5,845,000

Nektar Therapeutics, Unsec. Sub. Conv. Notes, 3.25%, 09/28/12	4,000,000	4,010,000

Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 2.75%, 05/15/15	7,150,000	8,258,250

Viropharma Inc., Sr. Unsec. Conv. Notes, 2.00%, 03/15/17	4,500,000	5,445,000

		28,945,750

Regional Banks–0.27%
CapitalSource Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 7.25%, 07/15/12(b)	2,400,000	2,502,000

Semiconductor Equipment–2.57%
Kulicke & Soffa Industries Inc., Unsec. Sub. Conv. Global Notes, 0.88%, 06/01/12	2,500,000	2,643,750

Lam Research Corp., Sr. Unsec. Conv. Notes, 1.25%, 05/15/18(c)	8,800,000	8,778,000

Novellus Systems Inc., Sr. Conv. Notes, 2.63%, 05/15/41(c)	5,000,000	5,325,000

Photronics Inc., Sr. Conv. Notes, 3.25%, 04/01/16(c)	6,525,000	7,283,531

		24,030,281

Semiconductors–4.50%
Advanced Micro Devices Inc., Sr. Unsec. Conv. Notes, 5.75%, 08/15/12	1,085,000	1,117,550

Advanced Micro Devices, Inc., Sr. Unsec. Conv. Global Notes, 6.00%, 05/01/15	1,907,000	1,942,756

Intel Corp., Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35	2,976,000	3,091,320

2.95%, 12/15/35(c)	1,300,000	1,350,375

Linear Technology Corp.–Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(b)	5,575,000	5,930,406

Micron Technology, Inc., Sr. Unsec. Conv. Notes, 1.88%, 06/01/14	7,410,000	7,261,800

1.88%, 06/01/17(b)	2,000,000	2,035,000

ON Semiconductor Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/13(b)	1,250,000	1,520,313

2.63%, 12/15/13(b)(c)	3,600,000	4,378,500

SunPower Corp., Sr. Unsec. Conv. Notes, 4.75%, 04/15/14	4,850,000	5,165,250

Suntech Power Holdings Co., Ltd. (China), Sr. Unsec. Conv. Global Notes, 3.00%, 03/15/13	2,810,000	2,441,187

Xilinx Inc., Sr. Conv. Notes, 2.63%, 06/15/17	4,330,000	5,791,375

		42,025,832

Specialized REIT’s–0.52%
Rayonier TRS Holdings Inc., Sr. Gtd. Conv. Notes, 4.50%, 08/15/15(c)	3,500,000	4,838,750

Steel–1.46%
Allegheny Technologies, Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/01/14	2,274,000	3,774,840

ArcelorMittal (Luxembourg), Sr. Unsec. Conv. Notes, 5.00%, 05/15/14	2,050,000	2,841,813

Steel Dynamics Inc., Sr. Unsec. Gtd. Conv. Notes, 5.13%, 06/15/14	5,900,000	7,065,250

		13,681,903

Systems Software–2.07%
Microsoft Corp., Sr. Unsec. Conv. Notes, 0%, 06/15/13(c)(f)	3,150,000	3,236,625

Rovi Corp., Sr. Unsec. Conv. Notes, 2.63%, 02/15/15(b)	3,820,000	5,195,200

Symantec Corp.–Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	6,950,000	8,479,000

TeleCommunication Systems Inc., Sr. Unsec. Conv. Notes, 4.50%, 11/01/14(c)	2,500,000	2,400,000

		19,310,825

Technology Distributors–0.82%
Anixter International Inc., Sr. Unsec. Conv. Global Notes, 1.00%, 02/15/13	3,575,000	4,258,719

SYNNEX Corp., Sr. Conv. Notes, 4.00%, 05/15/13(b)	2,650,000	3,372,125

		7,630,844

Trading Companies & Distributors–0.78%
Kaman Corp., Sr. Unsec. Conv. Notes, 3.25%, 11/15/17(c)	2,235,000	2,765,813

United Rentals Inc., Sr. Unsec. Conv. Notes, 4.00%, 11/15/15	1,888,000	4,531,200

		7,297,013

Trucking–0.73%
Avis Budget Group Inc., Sr. Conv. Notes, 3.50%, 10/01/14	5,365,000	6,847,081

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Convertible Securities Fund

	Principal
	Amount		Value

Wireless Telecommunication Services–2.00%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(c)		$6,900,000	$6,158,250

Leap Wireless International Inc., Sr. Unsec. Conv. Global Notes, 4.50%, 07/15/14		3,000,000	2,853,750

SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13		8,735,000	9,641,256

			18,653,256

Total U.S. Dollar Denominated Bonds & Notes (Cost $656,571,552)			706,298,245

	Shares
Preferred Stocks–17.48%
Asset Management & Custody Banks–0.27%
AMG Capital Trust II, 5.15% Pfd.		58,000	2,479,500

Automobile Manufacturers–0.59%
General Motors Co., Series B, $2.38 Conv. Pfd.		112,850	5,500,309

Diversified Banks–1.40%
Wells Fargo & Co.–Class A, Series L, 7.50% Pfd.		12,300	13,038,000

Diversified Capital Markets–0.25%
UBS AG, (Switzerland) 9.38% Pfd.		97,000	2,340,610

Diversified Metals & Mining–0.72%
Molycorp, Inc., Series A, 5.50% Pfd.		58,200	6,743,634

Electric Utilities–1.72%
NextEra Energy, Inc., 8.38% Pfd.		127,600	6,622,440

PPL Corp., 8.75% Pfd.		33,500	1,850,540

9.50% Pfd.		135,300	7,563,270

			16,036,250

Health Care Facilities–0.69%
HealthSouth Corp., Series A, 6.50% Pfd.		5,700	6,413,925

Health Care Services–0.42%
Omnicare Capital Trust II, Series B, 4.00% Pfd.		82,133	3,950,597

Industrial Machinery–1.02%
Stanley Black & Decker, Inc., 4.75% Pfd.		78,500	9,551,095

Integrated Telecommunication Services–0.68%
Lucent Technologies Capital Trust I, 7.75% Pfd.		6,500	6,379,750

IT Consulting & Other Services–0.42%
Unisys Corp., Series A, 6.25% Pfd.		50,000	3,881,250

Life & Health Insurance–0.98%
MetLife Inc., 5.00% Pfd.		111,200	9,166,216

Multi-Line Insurance–0.74%
Hartford Financial Services Group Inc., Series F, 7.25% Pfd.		266,600	6,947,596

Oil & Gas Exploration & Production–1.00%
Apache Corp., Series D, 6.00% Pfd.		142,200	9,373,824

Other Diversified Financial Services–2.39%
Bank of America Corp., Series L, 7.25% Pfd.		12,900	12,915,480

Citigroup Inc., 7.50% Pfd.		78,600	9,443,790

			22,359,270

Packaged Foods & Meats–0.55%
2009 Dole Food Automatic Common Exchange Security Trust, 7.00% Pfd.(c)		396,000	5,098,500

Regional Banks–1.13%
KeyCorp, Series A, 7.75% Pfd.		18,000	2,016,000

Synovus Financial Corp., Series tMED, 8.25% Pfd.		160,600	3,252,150

Wintrust Financial Corp., 7.50% Pfd.		100,300	5,288,518

			10,556,668

Research & Consulting Services–0.91%
Nielsen Holdings N.V.,(Netherlands) 6.25% Pfd.		138,120	8,537,543

Tires & Rubber–0.49%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		83,000	4,616,460

Trucking–0.64%
2010 Swift Mandatory Common Exchange Security Trust, 6.00% Pfd.(c)		441,400	5,930,739

Wireless Telecommunication Services–0.47%
Crown Castle International Corp., 6.25% Pfd.		74,000	4,384,500

Total Preferred Stocks (Cost $155,244,731)			163,286,236

Common Stocks–1.04%
Oil & Gas Storage & Transportation–0.67%
El Paso Corp.		312,779	6,318,136

Railroads–0.37%
Kansas City Southern(g)		58,332	3,460,837

Total Common Stocks & Other Equity Interests (Cost $5,593,300)			9,778,973

	Principal
	Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.31%(h)
Netherlands–0.31%
Lukoil International Finance BV, Sr. Unsec. Gtd. Conv. Bonds, 2.63%, 06/16/15 (Cost $2,920,350)	EUR	2,500,000	2,910,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Convertible Securities Fund

	Shares	Value

Money Market Funds–5.74%
Liquid Assets Portfolio–Institutional Class(i)	26,811,987	$26,811,987

Premier Portfolio–Institutional Class(i)	26,811,987	26,811,987

Total Money Market Funds (Cost $53,623,974)		53,623,974

TOTAL INVESTMENTS–100.17% (Cost $873,953,907)		935,898,278

OTHER ASSETS LESS LIABILITIES–(0.17)%		(1,607,721)

NET ASSETS–100.00%		$934,290,557

Investment Abbreviations:

Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2011 was $214,994,353, which represented 23.01% of the Trust’s Net Assets.
(d)	Step coupon bond. Rate shown is the rate in effect on June 30, 2011.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Zero coupon bond issued at a discount.
(g)	Non-income producing security.
(h)	Foreign denominated security. Principal amount is denominated in currency indicated.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Information Technology	23.7%

Health Care	18.0

Financials	13.4

Consumer Discretionary	10.9

Energy	8.4

Industrials	7.7

Telecommunication Services	4.6

Materials	4.3

Consumer Staples	1.7

Utilities	1.7

Money Market Funds Plus Other Assets Less Liabilities	5.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Convertible Securities Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $820,329,933)	$882,274,304

Investments in affiliated money market funds, at value and cost	53,623,974

Total investments, at value (Cost $873,953,907)	935,898,278

Receivable for:
Fund shares sold	5,993,092

Dividends and interest	4,589,587

Investment for trustee deferred compensation and retirement plans	4,403

Other assets	81,718

Total assets	946,567,078

Liabilities:
Payable for:
Investments purchased	10,026,249

Fund shares reacquired	1,720,282

Accrued fees to affiliates	290,251

Accrued other operating expenses	171,880

Trustee deferred compensation and retirement plans	67,859

Total liabilities	12,276,521

Net assets applicable to shares outstanding	$934,290,557

Net assets consist of:
Shares of beneficial interest	$868,138,252

Undistributed net investment income	(980,597)

Undistributed net realized gain	5,188,531

Unrealized appreciation	61,944,371

$934,290,557

Net Assets:
Class A	$605,554,327

Class B	$15,348,361

Class C	$97,529,657

Class Y	$214,530,615

Institutional Class	$1,327,597

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	29,191,610

Class B	736,966

Class C	4,721,715

Class Y	10,320,665

Institutional Class	63,937

Class A:
Net asset value per share	$20.74

Maximum offering price per share
(Net asset value of $20.74 divided by 94.50%)	$21.95

Class B:
Net asset value and offering price per share	$20.83

Class C:
Net asset value and offering price per share	$20.66

Class Y:
Net asset value and offering price per share	$20.79

Institutional Class:
Net asset value and offering price per share	$20.76

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Convertible Securities Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Interest	$4,322,716

Dividends	3,068,056

Dividends from affiliated money market funds	15,413

Total investment income	7,406,185

Expenses:
Advisory fees	1,190,653

Administrative services fees	68,609

Custodian fees	11,363

Distribution fees:
Class A	345,964

Class B	58,935

Class C	266,944

Transfer agent fees — A, B, C and Y	171,514

Transfer agent fees — Institutional	7

Trustees’ and officers’ fees and benefits	12,782

Other	179,391

Total expenses	2,306,162

Less: Fees waived and expense offset arrangement(s)	(16,569)

Net expenses	2,289,593

Net investment income	5,116,592

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	7,004,607

Change in net unrealized appreciation (depreciation) of investment securities	(9,736,707)

Net realized and unrealized gain	2,732,100

Net increase in net assets resulting from operations	$2,384,492

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011, the period October 1, 2010 to December 31, 2010 and the year ended September 30, 2010
(Unaudited)

	Six months ended	Three months ended	Year ended
	June 30,	December 31,	September 30,
	2011	2010	2010

Operations:
Net investment income	$5,116,592	$797,018	$3,388,467

Net realized gain	7,004,607	1,567,801	9,546,377

Change in net unrealized appreciation (depreciation)	(9,736,707)	7,983,768	2,371,711

Net increase in net assets resulting from operations	2,384,492	10,348,587	15,306,555

Distributions to shareholders from net investment income:
Class A	(3,689,149)	(698,557)	(3,370,546)

Class B	(74,637)	(53,056)	(430,399)

Class C	(387,303)	(66,401)	(232,490)

Class Y	(1,629,984)	(91,541)	(27,272)

Institutional Class	(8,442)	—	—

Total distributions from net investment income	(5,789,515)	(909,555)	(4,060,707)

Share transactions–net:
Class A	489,750,064	20,457,788	(283,724)

Class B	4,027,573	(1,214,641)	(6,813,077)

Class C	78,906,500	8,356,485	2,550,131

Class Y	198,340,609	12,840,424	2,514,198

Institutional Class	1,350,927	—	—

Net increase (decrease) in net assets resulting from share transactions	772,375,673	40,440,056	(2,032,472)

Net increase in net assets	768,970,650	49,879,088	9,213,376

Net assets:
Beginning of period	165,319,907	115,440,819	106,227,443

End of period (includes undistributed net investment income of $(980,597), $(307,674) and $(239,533), respectively)	$934,290,557	$165,319,907	$115,440,819

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

12        Invesco Convertible Securities Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

13        Invesco Convertible Securities Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $750 million	0.520%

Next $250 million	0.470%

Next $500 million	0.420%

Next $500 million	0.395%

Next $1 billion	0.370%

Over $3 billion	0.345%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 23, 2011, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional shares to 1.11%, 1.86%, 1.86%, 0.86% and 0.86%, of average daily net assets, respectively. Prior to May 23, 2011, the Adviser had contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.27%, 2.02%, 2.02% and 1.02% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $16,256.

14        Invesco Convertible Securities Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended June 30, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $135,444 in front-end sales commissions from the sale of Class A shares and $414, $2,000 and $3,403 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$167,481,368	$59,207,815	$—	$226,689,183

Corporate Debt Securities	—	709,209,095	—	709,209,095

Total Investments	$167,481,368	$768,416,910	$—	$935,898,278

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $313.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to

15        Invesco Convertible Securities Fund

Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $766 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund had a capital loss carryforward as of December 31, 2010, which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$1,816,076

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $453,387,184 and $68,633,748, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$72,433,694

Aggregate unrealized (depreciation) of investment securities	(10,847,488)

Net unrealized appreciation of investment securities	$61,586,206

Cost of investments for tax purposes is $874,312,072.

16        Invesco Convertible Securities Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Three months ended		Year ended
	June 30, 2011(a)		December 31, 2010		September 30, 2010
	Shares	Amount	Shares	Amount	Shares	Amount

Sold:
Class A	9,530,800	$198,816,248	1,138,109	$22,182,037	565,189	$10,162,291

Class B	92,202	1,945,972	48,269	940,232	74,263	1,326,904

Class C	2,783,448	57,837,074	444,869	8,665,075	212,648	3,798,774

Class Y	8,888,428	185,749,673	672,492	13,053,367	191,691	3,514,793

Issued as reinvestment of dividends:
Class A	140,683	2,854,991	—	—	129,383	2,292,795

Class B	2,847	58,051	—	—	16,787	297,894

Class C	15,459	312,425	—	—	8,445	149,078

Class Y	56,670	1,152,665	—	—	729	12,810

Institutional Class	414	8,368	—	—	—	—

Issued in connection with acquisitions:(b)
Class A	14,616,812	309,284,242	—	—	—	—

Class B	348,851	7,397,271	—	—	—	—

Class C	1,244,991	26,175,151	—	—	—	—

Class Y	1,629,301	34,518,582	—	—	—	—

Institutional Class	64,292	1,362,216	—	—	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	195,841	4,098,180	75,484	1,483,015	61,822	1,122,182

Class B	(195,381)	(4,098,180)	(74,769)	(1,483,015)	(61,691)	(1,122,182)

Reacquired:
Class A	(1,195,857)	(25,303,597)	(165,310)	(3,207,264)	(780,050)	(13,860,992)

Class B	(60,607)	(1,275,541)	(34,965)	(671,858)	(412,305)	(7,315,693)

Class C	(260,901)	(5,418,150)	(15,891)	(308,590)	(79,529)	(1,397,721)

Class Y	(1,110,805)	(23,080,311)	(10,888)	(212,943)	(57,506)	(1,013,405)

Institutional Class	(769)	(19,657)	—	—	—	—

Net increase (decrease) in share activity	36,786,719	$772,375,673	2,077,400	$40,440,056	(130,124)	$(2,032,472)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 47% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 23, 2011, the Fund acquired all the net assets of Invesco Van Kampen Harbor Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen Harbor Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 17,904,247 shares of the Fund for 21,325,851 shares outstanding of Invesco Van Kampen Harbor Fund as of the close of business on May 20, 2011. Each class of Invesco Van Kampen Harbor Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen Harbor Fund to the net asset value of the Fund on the close of business, April 29, 2011. Invesco Van Kampen Harbor Fund’s net assets at that date of $378,737,463 including $53,787,265 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $522,752,156. The net assets of the Fund immediately after the reorganization were $901,489,619.

17        Invesco Convertible Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/11	$20.05	$0.23	$0.65	$0.88	$(0.19)	$—	$(0.19)	$20.74	4.43%	$605,554	0.95	%(d)	0.96	%(d)	2.28	%(d)	19%
Three months ended 12/31/10	18.71	0.12	1.35	1.47	(0.13)	—	(0.13)	20.05	7.86	118,359	1.09	(e)	1.10	(e)	2.42	(e)	24
Year ended 09/30/10	16.86	0.59	1.97	2.56	(0.71)	—	(0.71)	18.71	15.45	90,840	1.17		—		3.33		85
Year ended 09/30/09	15.35	0.40	1.72	2.12	(0.49)	(0.12)	(0.61)	16.86	14.80	82,241	1.27	(f)	—		2.86	(f)	104
Year ended 09/30/08	19.01	0.32	(3.52)	(3.20)	(0.46)	—	(0.46)	15.35	(17.05)	80,731	1.12	(f)	—		1.76	(f)	95
Year ended 09/30/07	17.29	0.39	1.84	2.23	(0.51)	—	(0.51)	19.01	13.03	108,594	1.10	(f)	—		2.16	(f)	97
Year ended 09/30/06	16.46	0.43	0.82	1.25	(0.42)	—	(0.42)	17.29	7.64	111,137	1.12		—		2.55		58

Class B
Six months ended 06/30/11	20.10	0.16	0.69	0.85	(0.12)	—	(0.12)	20.83	4.22	15,348	1.70	(d)	1.71	(d)	1.53	(d)	19
Three months ended 12/31/10	18.76	0.08	1.35	1.43	(0.09)	—	(0.09)	20.10	7.64	11,038	1.84	(e)	1.85	(e)	1.67	(e)	24
Year ended 09/30/10	16.90	0.46	1.97	2.43	(0.57)	—	(0.57)	18.76	14.61	11,454	1.92		—		2.58		85
Year ended 09/30/09	15.39	0.29	1.72	2.01	(0.38)	(0.12)	(0.50)	16.90	13.93	16,790	2.02	(f)	—		2.11	(f)	104
Year ended 09/30/08	19.03	0.19	(3.51)	(3.32)	(0.32)	—	(0.32)	15.39	(17.64)	23,691	1.88	(f)	—		1.00	(f)	95
Year ended 09/30/07	17.31	0.26	1.83	2.09	(0.37)	—	(0.37)	19.03	12.14	42,383	1.86	(f)	—		1.40	(f)	97
Year ended 09/30/06	16.48	0.30	0.82	1.12	(0.29)	—	(0.29)	17.31	6.85	51,695	1.88		—		1.79		58

Class C
Six months ended 06/30/11	19.94	0.16	0.67	0.83	(0.11)	—	(0.11)	20.66	4.20	97,530	1.70	(d)	1.71	(d)	1.53	(d)	19
Three months ended 12/31/10	18.61	0.08	1.34	1.42	(0.09)	—	(0.09)	19.94	7.64	18,719	1.84	(e)	1.85	(e)	1.67	(e)	24
Year ended 09/30/10	16.77	0.46	1.96	2.42	(0.58)	—	(0.58)	18.61	14.62	9,486	1.92		—		2.58		85
Year ended 09/30/09	15.28	0.30	1.70	2.00	(0.39)	(0.12)	(0.51)	16.77	13.96	6,175	2.02	(f)	—		2.11	(f)	104
Year ended 09/30/08	18.91	0.18	(3.49)	(3.31)	(0.32)	—	(0.32)	15.28	(17.68)	5,981	1.88	(f)	—		1.00	(f)	95
Year ended 09/30/07	17.20	0.25	1.83	2.08	(0.37)	—	(0.37)	18.91	12.18	8,453	1.86	(f)	—		1.40	(f)	97
Year ended 09/30/06	16.38	0.32	0.82	1.14	(0.32)	—	(0.32)	17.20	7.00	8,339	1.73		—		1.94		58

Class Y
Six months ended 06/30/11	20.07	0.26	0.68	0.94	(0.22)	—	(0.22)	20.79	4.71	214,531	0.70	(d)	0.71	(d)	2.53	(d)	19
Three months ended 12/31/10	18.73	0.13	1.35	1.48	(0.14)	—	(0.14)	20.07	7.92	17,204	0.84	(e)	0.85	(e)	2.67	(e)	24
Year ended 09/30/10	16.87	0.64	1.97	2.61	(0.75)	—	(0.75)	18.73	15.78	3,661	0.92		—		3.58		85
Year ended 09/30/09	15.37	0.57	1.58	2.15	(0.53)	(0.12)	(0.65)	16.87	15.07	1,022	1.02	(f)	—		3.11	(f)	104
Year ended 09/30/08	19.02	0.36	(3.50)	(3.14)	(0.51)	—	(0.51)	15.37	(16.82)	86	0.88	(f)	—		2.00	(f)	95
Year ended 09/30/07	17.28	0.45	1.84	2.29	(0.55)	—	(0.55)	19.02	13.42	589	0.86	(f)	—		2.40	(f)	97
Year ended 09/30/06	16.46	0.47	0.81	1.28	(0.46)	—	(0.46)	17.28	7.90	4,474	0.88		—		2.79		58

Institutional Class
Six months ended 06/30/11(g)	21.19	0.06	(0.36)	(0.30)	(0.13)	—	(0.13)	20.76	(1.39)	1,328	0.59	(d)	0.60	(d)	2.64	(d)	19

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $310,063,973 and sold of $20,559,665 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Harbor Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $279,065, $11,885, $53,831, $116,671 and $1,235 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(e)	Annualized.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended December 31, 2009 and 2007 and 0.01% for the year ended December 31, 2008.
(g)	Commencement date of May 23, 2011.

18        Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,044.80	$4.82	$1,020.08	$4.76	0.95%

B	1,000.00	1,041.20	8.60	1,016.36	8.50	1.70

C	1,000.00	1,041.00	8.60	1,016.36	8.50	1.70

Y	1,000.00	1,045.10	3.55	1,021.32	3.51	0.70

Institutional	1,000.00	985.60	2.89	1,021.88	2.95	0.59

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19        Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Convertible Securities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided

20        Invesco Convertible Securities Fund

by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Convertible Securities Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one year period and above for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21        Invesco Convertible Securities Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-CSEC-SAR-1	Invesco Distributors, Inc.

Invesco Growth Allocation Fund
Nasdaq: A: AADAX ▪ B: AAEBX
C: AADCX ▪ R: AADRX ▪ S: AADSX
Y: AADYX ▪ Institutional: AADIX
Invesco Moderate Allocation Fund
Nasdaq: A: AMKAX ▪ B:AMKBX
C: AMKCX ▪ R: AMKRX ▪ S: AMKSX
Y: ABKYX ▪ Institutional: AMLIX
Invesco Moderately Conservative
Allocation Fund
Nasdaq: A: CAAMX ▪ B: CMBAX
C: CACMX ▪ R: CMARX ▪ S: CMASX
Y: CAAYX ▪ Institutional: CMAIX

Invesco Allocation Funds
Semiannual Reports to Shareholders ▪ June 30, 2011

2	Fund Performance
8	Letters to Shareholders
9	Schedule of Investments
14	Financial Statements
18	Notes to Financial Statements
26	Financial Highlights
29	Fund Expenses
31	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Growth Allocation Fund

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.07%

Class B Shares	3.63

Class C Shares	3.72

Class R Shares	3.92

Class S Shares	4.17

Class Y Shares	4.22

Institutional Class Shares	4.18

S&P 500 Index▼ (Broad Market Index)	6.01

Custom Growth Allocation Index■ (Style-Specific Index)	5.03

Custom Growth Allocation Index – Old■ (Style-Specific Index)	6.07

Lipper Multi-Cap Core Funds Index▼ (Peer Group Index)	6.07

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the S&P 500, the MSCI EAFE® and the Barclays Capital U.S. Aggregate. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund.
     The Custom Growth Allocation Index - Old, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the U.S. stock market.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs.
     The Barclays Capital U.S. Universal Index represents the union of the Barclays Capital U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
     The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
2	Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charges

Class A Shares

Inception (4/30/04)	4.34%

5 Years	0.71

1 Year	17.62

Class B Shares

Inception (4/30/04)	4.39%

5 Years	0.75

1 Year	18.47

Class C Shares

Inception (4/30/04)	4.40%

5 Years	1.12

1 Year	22.58

Class R Shares

Inception (4/30/04)	4.92%

5 Years	1.61

1 Year	24.12

Class S Shares

Inception	5.19%

5 Years	1.89

1 Year	24.59

Class Y Shares

Inception	5.27%

5 Years	2.01

1 Year	24.80

Institutional Class Shares

Inception (4/30/04)	5.50%

5 Years	2.19

1 Year	24.79
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.14%, 1.89%, 1.89%, 1.39%, 1.04%, 0.89% and 0.88%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.33%, 2.08%, 2.08%, 1.58%, 1.23%, 1.08% and 0.88%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, B, C, R, S and Y shares in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.77% for Invesco Growth Allocation Fund.

3	Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Moderate Allocation Fund

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.78%

Class B Shares	3.41

Class C Shares	3.31

Class R Shares	3.59

Class S Shares	3.79

Class Y Shares	3.88

Institutional Class Shares	3.87

S&P 500 Index▼ (Broad Market Index)	6.01

Custom Moderate Allocation Index■ (Style-Specific Index)	4.48

Custom Moderate Allocation Index – Old■ (Style-Specific Index)	4.90

Lipper Mixed-Asset Target Allocation Moderate Funds Index▼(Peer Group Index)	4.52

▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the S&P 500, the MSCI EAFE® and the Barclays Capital U.S. Aggregate. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund.
     The Custom Moderate Allocation Index – Old, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the U.S. stock market.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs.
     The Barclays Capital U.S. Universal Index represents the union of the Barclays Capital U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
     The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
4	Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charges

Class A Shares

Inception (4/30/04)	4.36%

5 Years	2.29

1 Year	12.31

Class B Shares

Inception (4/30/04)	4.41%

5 Years	2.37

1 Year	13.00

Class C Shares

Inception (4/30/04)	4.40%

5 Years	2.68

1 Year	16.90

Class R Shares

Inception (4/30/04)	4.93%

5 Years	3.20

1 Year	18.50

Class S Shares

Inception	5.19%

5 Years	3.47

1 Year	18.87

Class Y Shares

Inception	5.28%

5 Years	3.60

1 Year	19.13

Institutional Class Shares

Inception (4/30/04)	5.46%

5 Years	3.73

1 Year	19.08
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.08%, 1.83%, 1.83%, 1.33%, 0.98%, 0.83% and 0.82%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.23%, 1.98%, 1.98%, 1.48%, 1.13%, 0.98% and 0.82%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, B, C, R, S and Y shares in the past, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.71% for Invesco Moderate Allocation Fund.

5	Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Moderately Conservative Allocation Fund

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.25%

Class B Shares	2.97

Class C Shares	2.96

Class R Shares	3.26

Class S Shares*	3.25

Class Y Shares	3.36

Institutional Class Shares	3.45

S&P 500 Index▼(Broad Market Index)	6.01

Custom Moderately Conservative Allocation Index▪ (Style-Specific Index)	3.76

Custom Moderately Conservative Allocation Index – Old▪ (Style-Specific Index)	4.32

Lipper Mixed-Asset Target Allocation Conservative Funds Index▼(Peer Group Index)	3.73

▼Lipper Inc.; ▪ Invesco, Lipper Inc.
* Share class incepted during the fiscal year. See page 7 for a detailed explanation of Fund performance.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Moderately Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderately Conservative Allocation Fund, is composed of the S&P 500, the MSCI EAFE® and the Barclays Capital U.S. Aggregate. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund.
     The Custom Moderately Conservative Allocation Index – Old, created by Invesco to serve as a benchmark for Invesco Moderately Conservative Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the U.S. stock market.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs.
     The Barclays Capital U.S. Universal Index represents the union of the Barclays Capital U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
     The Barclays Capital U.S. Aggregate Index is an unmanaged index considered representative of the U.S. investment-grade, fixed-rate bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

6 Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/11, including maximum applicable
sales charges

Class A Shares

Inception (4/29/05)	3.17%

5 Years	2.29

1 Year	7.04

Class B Shares

Inception (4/29/05)	3.36%

5 Years	2.37

1 Year	7.51

Class C Shares

Inception (4/29/05)	3.39%

5 Years	2.75

1 Year	11.49

Class R Shares

Inception (4/29/05)	3.88%

5 Years	3.22

1 Year	13.12

Class S Shares

Inception	4.11%

5 Years	3.45

1 Year	13.25

Class Y Shares

Inception	4.21%

5 Years	3.57

1 Year	13.41

Institutional Class Shares

Inception (4/29/05)	4.40%

5 Years	3.73

1 Year	13.59
Class S shares incepted on June 3, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.03%, 1.78%, 1.78%, 1.28%, 0.93%, 0.78% and 0.78%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.37%, 2.12%, 2.12%, 1.62%, 1.27%, 1.12% and 1.00%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.64% for Invesco Moderately Conservative Allocation Fund.

7 Invesco Allocation Funds

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
8 Invesco Allocation Funds

Schedule of Investments

June 30, 2011
(Unaudited)

Invesco Growth Allocation Fund
Schedule of Investments in Affiliated Issuers–100.14%(a)

					Transactions in	Change in
	% of				Connection	Unrealized
	Net	Value	Purchases	Proceeds	with	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Acquisitions	(Depreciation)	Gain (Loss)	Income	06/30/11	06/30/11

Asset Allocation Funds–15.86%
Invesco Balanced-Risk Allocation Fund	15.86%	$76,493,210	$3,704,414	$(6,770,640)	$69,648,450	$7,039,869	$277,761	$—	13,146,247	$150,393,064

Domestic Equity Funds–42.95%
Invesco Charter Fund	6.08%	28,618,813	1,966,354	(1,859,490)	22,924,414	5,785,846	200,229	—	3,239,807	57,636,166

Invesco Diversified Dividend Fund	9.30%	43,614,108	4,178,175	(2,701,790)	35,406,866	7,515,841	211,767	623,765	6,844,450	88,224,967

Invesco Endeavor Fund(b)	4.59%	22,273,270	2,683,165	(1,926,480)	16,259,574	3,918,309	303,096	—	2,520,912	43,510,934

Invesco Large Cap Growth Fund(b)	—%	40,388,182	678,512	(2,047,363)	(35,417,786)	(3,666,760)	65,215	—	—	—

Invesco Small Cap Equity Fund(b)	4.02%	18,450,174	2,187,970	(2,024,171)	13,254,591	5,870,258	391,713	—	2,708,135	38,130,535

Invesco Van Kampen American Franchise Fund(b)	8.62%	—	2,547,855	(350,280)	63,180,421	16,431,599	(4,444)	—	6,401,029	81,805,151

Invesco Van Kampen Comstock Fund	5.60%	26,399,612	3,212,894	(2,204,424)	20,475,612	4,971,039	314,484	333,484	3,220,425	53,169,217

Invesco Van Kampen Growth and Income Fund	4.74%	22,379,566	2,656,245	(1,632,416)	17,517,159	3,785,906	222,548	254,726	2,245,328	44,929,008

Total Domestic Equity Funds		202,123,725	20,111,170	(14,746,414)	153,600,851	44,612,038	1,704,608	1,211,975		407,405,978

Fixed-Income Funds–12.68%
Invesco Balanced-Risk Commodity Strategy Fund(b)	5.81%	29,463,593	2,397,087	(4,800,718)	25,735,054	2,188,697	153,933	—	5,012,513	55,137,646

Invesco Core Plus Bond Fund	—%	—	—	(8,037,912)	8,256,513	—	(218,601)	631	—	—

Invesco Emerging Market Local Currency Debt Fund	—%	—	—	(4,204,584)	3,787,633	—	416,951	—	—	—

Invesco Floating Rate Fund	—%	—	—	(2,638,681)	2,547,960	—	90,721	339	—	—

Invesco High Yield Fund	—%	—	—	(6,331,335)	5,206,752	—	1,124,583	1,328	—	—

PowerShares 1-30 Laddered Treasury Portfolio-ETF	6.87%	33,187,830	1,664,563	(13,570,924)	44,351,730	(358,311)	(157,368)	688,358	2,319,000	65,117,520

Total Fixed-Income Funds		62,651,423	4,061,650	(39,584,154)	89,885,642	1,830,386	1,410,219	690,656		120,255,166

Foreign Equity Funds–24.03%
Invesco Developing Markets Fund	7.02%	33,601,985	5,635,879	(4,472,742)	29,395,201	2,364,798	74,631	—	1,989,240	66,599,752

Invesco International Core Equity Fund	8.85%	41,858,745	5,648,880	(4,065,306)	38,694,058	2,540,777	(750,649)	—	7,317,045	83,926,505

Invesco International Growth Fund	8.16%	38,674,207	3,646,804	(3,753,588)	31,207,364	7,848,275	(201,455)	—	2,599,785	77,421,607

Total Foreign Equity Funds		114,134,937	14,931,563	(12,291,636)	99,296,623	12,753,850	(877,473)	—		227,947,864

Real Estate Funds–4.20%
Invesco Global Real Estate Fund	4.20%	20,460,752	1,681,502	(2,014,550)	17,926,441	2,132,610	(313,793)	309,906	3,664,794	39,872,962

Money Market Funds–0.42%
Liquid Assets Portfolio	0.21%	1,066,798	15,996,667	(15,072,984)	—	—	—	459	1,990,481	1,990,481

Premier Portfolio	0.21%	1,066,798	15,996,667	(15,072,984)	—	—	—	258	1,990,481	1,990,481

Total Money Market Funds		2,133,596	31,993,334	(30,145,968)	—	—	—	717		3,980,962

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $854,861,925)	100.14%	$477,997,643	$76,483,633	$(105,553,362)	$430,358,007	$68,368,753 (c)	$2,201,322	$2,213,254		$949,855,996

OTHER ASSETS LESS LIABILITIES	(0.14)%									(1,367,444)

NET ASSETS	100.00%									$948,488,552

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $51,566,348 of unrealized appreciation from the acquisition of Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Allocation Funds

Schedule of Investments

June 30, 2011
(Unaudited)

Invesco Moderate Allocation Fund
Schedule of Investments in Affiliated Issuers–100.21%(a)

					Transactions in	Change in
	% of				Connection	Unrealized
	Net	Value	Purchases	Proceeds	with	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Acquisitions	(Depreciation)	Gain (Loss)	Income	06/30/11	06/30/11

Asset Allocation Funds–12.48%
Invesco Balanced-Risk Allocation Fund	12.48%	$71,734,284	$1,229,128	$(4,159,811)	$30,321,149	$1,739,020	$184,916	$—	8,832,927	$101,048,686

Domestic Equity Funds–31.73%
Invesco Charter Fund	4.47%	25,639,238	261,887	(2,091,003)	9,085,794	3,092,864	250,609	—	2,037,065	36,239,389

Invesco Diversified Dividend Fund	6.91%	39,690,551	1,379,772	(3,259,383)	14,041,856	3,815,181	327,480	452,357	4,344,101	55,995,457

Invesco Endeavor Fund(b)	3.39%	20,231,101	1,044,448	(2,352,804)	6,505,719	1,607,980	414,669	—	1,590,447	27,451,113

Invesco Large Cap Growth Fund(b)	—%	35,972,481	409,734	(2,335,143)	(29,986,702)	(4,247,208)	186,838	—	—	—

Invesco Small Cap Equity Fund(b)	2.96%	17,070,960	748,095	(2,616,421)	5,249,664	2,932,285	546,539	—	1,699,654	23,931,122

Invesco Van Kampen American Franchise Fund(b)	6.35%	—	171,904	—	38,435,359	12,825,060	—	—	4,024,438	51,432,323

Invesco Van Kampen Comstock Fund	4.15%	24,020,249	1,121,026	(2,446,551)	7,991,773	2,606,772	332,722	239,834	2,036,705	33,625,991

Invesco Van Kampen Growth and Income Fund	3.50%	20,412,146	864,029	(1,986,438)	7,043,630	1,740,562	284,965	181,606	1,417,236	28,358,894

Total Domestic Equity Funds		183,036,726	6,000,895	(17,087,743)	58,367,093	24,373,496	2,343,822	873,797		257,034,289

Fixed-Income Funds–35.13%
Invesco Balanced-Risk Commodity Strategy Fund(b)	4.87%	30,808,674	540,960	(3,969,202)	11,168,341	592,870	315,118	—	3,586,978	39,456,761

Invesco Core Bond Fund	—%	50,972,639	3,665,974	(1,390,099)	(57,127,559)	3,986,645	(107,600)	1,025,607	—	—

Invesco Core Plus Bond Fund	9.13%	—	146,108	(2,209,827)	79,657,794	(3,429,011)	(257,372)	146,103	7,018,774	73,907,692

Invesco Emerging Market Local Currency Debt Fund	2.44%	13,801,172	671,639	(1,328,618)	5,772,269	795,970	41,176	303,713	1,784,427	19,753,608

Invesco Floating Rate Fund	3.06%	17,267,759	1,188,840	(1,151,086)	7,194,150	336,443	(64,208)	443,716	3,192,255	24,771,898

Invesco High Yield Fund	3.63%	20,889,836	1,326,011	(1,582,011)	7,694,357	1,055,117	4,527	840,166	6,947,479	29,387,837

PowerShares 1-30 Laddered Treasury Portfolio-ETF	12.00%	66,398,020	6,781,623	(6,106,337)	30,322,265	(28,707)	(131,440)	1,310,947	3,462,800	97,235,424

Total Fixed-Income Funds		200,138,100	14,321,155	(17,737,180)	84,681,617	3,309,327	(199,799)	4,070,252		284,513,220

Foreign Equity Funds–17.71%
Invesco Developing Markets Fund	5.17%	29,505,405	2,041,331	(2,778,556)	11,933,273	1,112,946	103,670	—	1,252,033	41,918,069

Invesco International Core Equity Fund	6.53%	37,780,114	1,034,832	(2,970,944)	14,351,272	3,300,445	(609,897)	—	4,610,795	52,885,822

Invesco International Growth Fund	6.01%	34,641,250	71,014	(2,929,989)	12,043,995	5,000,861	(151,041)	—	1,634,523	48,676,090

Total Foreign Equity Funds		101,926,769	3,147,177	(8,679,489)	38,328,540	9,414,252	(657,268)	—		143,479,981

Real Estate Funds–3.11%
Invesco Global Real Estate Fund	3.11%	18,096,345	214,336	(1,415,144)	6,894,016	1,359,353	72,391	214,336	2,318,134	25,221,297

Money Market Funds–0.05%
Liquid Assets Portfolio	0.03%	946,749	15,963,096	(16,710,148)	—	—	—	506	199,697	199,697

Premier Portfolio	0.02%	946,749	15,963,096	(16,710,148)	—	—	—	287	199,697	199,697

Total Money Market Funds		1,893,498	31,926,192	(33,420,296)	—	—	—	793		399,394

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $740,081,775)	100.21%	$576,825,722	$56,838,883	$(82,499,663)	$218,592,415	$40,195,448 (c)	$1,744,062	$5,159,178		$811,696,867

OTHER ASSETS LESS LIABILITIES	(0.21)%									(1,703,050)

NET ASSETS	100.00%									$809,993,817

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $24,912,435 of unrealized appreciation from the acquisition of Invesco Van Kampen Asset Allocation Moderate Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Allocation Funds

Schedule of Investments

June 30, 2011
(Unaudited)

Invesco Moderately Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers–100.11%(a)

					Transactions in	Change in
	% of				Connection	Unrealized
	Net	Value	Purchases	Proceeds	with	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	Acquisitions	(Depreciation)	Gain (Loss)	Income	06/30/11	06/30/11

Asset Allocation Funds–9.47%
Invesco Balanced-Risk Allocation Fund	9.47%	$7,077,910	$4,094,019	$(225,564)	$17,975,666	$852,234	$(2,143)	$—	2,602,458	$29,772,122

Domestic Equity Funds–19.48%
Invesco Charter Fund	2.77%	2,008,708	678,943	(152,444)	4,831,146	1,317,344	13,164	—	488,862	8,696,861

Invesco Diversified Dividend Fund	4.21%	3,062,793	1,116,327	(248,483)	7,928,661	1,371,008	12,804	78,300	1,027,394	13,243,110

Invesco Endeavor Fund(b)	2.09%	1,564,007	676,069	(144,399)	3,229,082	1,219,470	18,098	—	380,204	6,562,327

Invesco Large Cap Growth Fund(b)	—%	2,833,667	12,750	(110,484)	(2,377,571)	(361,797)	3,435	—	—	—

Invesco Small Cap Equity Fund(b)	1.81%	1,308,217	484,670	(144,755)	2,917,565	1,111,477	24,482	—	404,947	5,701,656

Invesco Van Kampen American Franchise Fund(b)	3.92%	—	948,103	(66,660)	7,895,904	3,531,170	(1,306)	—	963,006	12,307,211

Invesco Van Kampen Comstock Fund	2.54%	1,854,669	784,572	(185,956)	4,466,713	1,056,804	16,001	42,332	484,119	7,992,803

Invesco Van Kampen Growth and Income Fund	2.14%	1,562,849	663,357	(151,700)	3,862,024	770,436	12,210	32,649	335,791	6,719,176

Total Domestic Equity Funds		14,194,910	5,364,791	(1,204,881)	32,753,524	10,015,912	98,888	153,281		61,223,144

Fixed-Income Funds–57.97%
Invesco Balanced-Risk Commodity Strategy Fund(b)	3.91%	3,061,969	1,544,288	(247,877)	7,242,564	659,304	15,708	—	1,115,996	12,275,956

Invesco Core Bond Fund	—%	17,950,464	794,885	—	(19,390,382)	645,033	—	357,291	—	—

Invesco Core Plus Bond Fund	24.41%	—	152,561	(7,520,978)	85,370,738	(451,421)	(853,242)	152,554	7,283,728	76,697,658

Invesco Emerging Market Local Currency Debt Fund	3.25%	2,395,035	856,869	(161,257)	6,632,943	498,488	1,090	75,411	923,502	10,223,168

Invesco Floating Rate Fund	5.45%	4,005,921	198,679	(1,428,442)	13,531,563	901,758	(87,271)	140,988	2,206,470	17,122,208

Invesco High Yield Fund	4.87%	3,618,173	1,371,954	(118,784)	9,994,706	433,681	(1,868)	200,997	3,616,516	15,297,862

Invesco Short Term Bond Fund	—%	—	—	(11,843,517)	11,611,265	—	232,252	836	—	—

PowerShares 1-30 Laddered Treasury Portfolio-ETF	16.08%	12,066,015	3,140,962	(217,034)	36,363,805	(821,952)	(1,836)	325,017	1,799,500	50,529,960

Total Fixed-Income Funds		43,097,577	8,060,198	(21,537,889)	151,357,202	1,864,891	(695,167)	1,253,094		182,146,812

Foreign Equity Funds–10.90%
Invesco Developing Markets Fund	3.19%	2,359,345	808,770	(92,591)	6,474,284	466,500	264	—	299,181	10,016,572

Invesco International Core Equity Fund	4.02%	2,934,214	1,121,593	(147,552)	7,664,073	1,077,359	(18,027)	—	1,101,278	12,631,660

Invesco International Growth Fund	3.69%	2,710,172	900,193	(225,584)	6,556,095	1,689,907	(13,474)	—	390,105	11,617,309

Total Foreign Equity Funds		8,003,731	2,830,556	(465,727)	20,694,452	3,233,766	(31,237)	—		34,265,541

Real Estate Funds–1.92%
Invesco Global Real Estate Fund	1.92%	1,433,475	479,219	(130,255)	3,838,245	402,212	2,287	39,423	553,785	6,025,183

Money Market Funds–0.37%
Liquid Assets Portfolio	0.19%	47,217	4,285,167	(3,752,918)	—	—	—	140	579,466	579,466

Premier Portfolio	0.18%	47,217	4,285,167	(3,752,918)	—	—	—	81	579,466	579,466

Total Money Market Funds		94,434	8,570,334	(7,505,836)	—	—	—	221		1,158,932

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $295,460,498)	100.11%	$73,902,037	$29,399,117	$(31,070,152)	$226,619,089	$16,369,015 (c)	$(627,372)	$1,446,019		$314,591,734

OTHER ASSETS LESS LIABILITIES	(0.11)%									(360,178)

NET ASSETS	100.00%									$314,231,556

Investment Abbreviations:

ETF — Exchange-Traded Fund
Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $15,494,996 of unrealized appreciation from the acquisition of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Allocation Funds

Portfolio Composition

As of June 30, 2011
(Unaudited)

Invesco Growth Allocation Fund

	Target	% of Total
	Allocation	Net Assets
Asset Class	Range*	As of 6/30/11

Balanced Risk	22.00%	21.67%

Large Cap Value	19.48	19.64

International/Global Blend	8.88	8.85

Large Cap Growth	8.57	8.62

International/Global Growth	8.17	8.16

Emerging Markets	7.10	7.02

Large Cap Blend	6.03	6.08

Mid Cap Blend	4.62	4.59

Global Real Estate	4.26	4.20

Small Cap Blend	3.91	4.02

Cash Equivalents Plus Other Assets Less Liabilities	7.00	7.15

*	Percentage may not equal 100% due to rounding.

Invesco Moderate Allocation Fund

	Target	% of Total
	Allocation	Net Assets
Asset Class	Range	As of 6/30/11

Balanced Risk	17.50%	17.35%

Large Cap Value	14.28	14.56

Intermediate Term Taxable Investment Grade	9.15	9.13

Taxable Non Investment Grade	6.71	6.69

International/Global Blend	6.50	6.53

Large Cap Growth	6.27	6.35

International/Global Growth	5.98	6.01

Emerging Markets	5.20	5.17

Large Cap Blend	4.41	4.47

Mid Cap Blend	3.38	3.39

Global Real Estate	3.12	3.11

Small Cap Blend	2.86	2.96

Emerging Markets Fixed-Income	2.44	2.44

Cash Equivalents Plus Other Assets Less Liabilities	12.20	11.84

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Allocation Funds

Invesco Moderately Conservative Allocation Fund

	Target	% of Total
	Allocation	Net Assets
Asset Class	Range	As of 6/30/11

Intermediate Term Taxable Investment Grade	24.52%	24.41%

Balanced Risk	13.50	13.38

Taxable Non Investment Grade	10.36	10.32

Large Cap Value	8.78	8.89

International/Global Blend	4.00	4.02

Large Cap Growth	3.86	3.92

International/Global Growth	3.68	3.69

Emerging Markets Fixed-Income	3.27	3.25

Emerging Markets	3.20	3.19

Large Cap Blend	2.72	2.77

Mid Cap Blend	2.08	2.09

Global Real Estate	1.92	1.92

Small Cap Blend	1.76	1.81

Cash Equivalents Plus Other Assets Less Liabilities	16.35	16.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Allocation Funds

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

			Invesco
	Invesco	Invesco	Moderately
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund

Assets:
Investments in affiliated underlying funds, at value	$949,855,996	$811,696,867	$314,591,734

Cash	196,516	—	148,909

Receivable for:
Investments sold	284,208	—	—

Fund shares sold	519,419	532,066	73,340

Dividends — affiliated underlying funds	97	421,859	311,104

Investment for trustee deferred compensation and retirement plans	35,170	22,387	29,189

Other assets	51,417	49,749	49,673

Total assets	950,942,823	812,722,928	315,203,949

Liabilities:
Payable for:
Investments purchased	—	422,462	311,525

Fund shares reacquired	1,540,590	1,586,288	284,851

Accrued fees to affiliates	558,473	490,271	215,687

Accrued operating expenses	258,189	158,228	115,854

Trustee deferred compensation and retirement plans	97,019	71,862	44,476

Total liabilities	2,454,271	2,729,111	972,393

Net assets applicable to shares outstanding	$948,488,552	$809,993,817	$314,231,556

Net assets consist of:
Shares of beneficial interest	$980,393,135	$845,734,511	$313,745,639

Undistributed net investment income	368,281	3,264,099	1,078,176

Undistributed net realized gain (loss)	(127,266,935)	(110,619,885)	(19,723,495)

Unrealized appreciation	94,994,071	71,615,092	19,131,236

	$948,488,552	$809,993,817	$314,231,556

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Allocation Funds

Statement of Assets and Liabilities—(continued)

June 30, 2011
(Unaudited)

			Invesco
	Invesco	Invesco	Moderately
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund

Net Assets:
Class A	$614,693,577	$516,193,710	$205,209,727

Class B	$131,061,403	$107,878,040	$38,120,216

Class C	$143,377,867	$125,786,960	$58,295,674

Class R	$23,553,017	$20,462,836	$8,488,925

Class S	$32,667,505	$36,672,132	$2,745,978

Class Y	$3,003,887	$1,946,080	$1,293,800

Institutional Class	$131,296	$1,054,059	$77,236

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	54,079,694	48,120,521	20,415,694

Class B	11,665,776	10,129,089	3,828,607

Class C	12,760,396	11,817,457	5,843,802

Class R	2,078,007	1,911,666	846,657

Class S	2,875,327	3,420,009	273,096

Class Y	264,489	181,208	128,848

Institutional Class	11,493	97,869	7,656

Class A:
Net asset value per share	$11.37	$10.73	$10.05

Maximum offering price per share (Net asset value of $ divided by 94.50%)	$12.03	$11.35	$10.63

Class B:
Net asset value and offering price per share	$11.23	$10.65	$9.96

Class C:
Net asset value and offering price per share	$11.24	$10.64	$9.98

Class R:
Net asset value and offering price per share	$11.33	$10.70	$10.03

Class S
Net asset value and offering price per share	$11.36	$10.72	$10.05

Class Y:
Net asset value and offering price per share	$11.36	$10.74	$10.04

Institutional Class:
Net asset value and offering price per share	$11.42	$10.77	$10.09

Cost of investments in affiliated underlying funds	$854,861,925	$740,081,775	$295,460,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Allocation Funds

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

			Invesco
	Invesco	Invesco	Moderately
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund

Investment income:
Dividends from affiliated underlying funds	$2,213,254	$5,159,178	$1,446,019

Other income	87	94	58

Total investment income	2,213,341	5,159,272	1,446,077

Expenses:
Administrative services fees	91,833	99,229	24,794

Custodian fees	7,014	7,010	3,739

Distribution fees:
Class A	413,051	447,363	86,304

Class B	378,303	404,027	63,611

Class C	417,527	530,736	104,082

Class R	39,364	52,103	10,389

Class S	24,619	27,093	281

Transfer agent fees — A, B, C, R, S and Y	622,732	544,271	69,658

Transfer agent fees — Institutional	31	143	19

Trustees’ and officers’ fees and benefits	15,018	16,529	9,127

Registration and filing fees	—	—	34,696

Other	119,091	117,457	33,501

Total expenses	2,128,583	2,245,961	440,201

Less: Expenses reimbursed and expense offset arrangement(s)	(348,106)	(422,286)	(100,597)

Net expenses	1,780,477	1,823,675	339,604

Net investment income	432,864	3,335,597	1,106,473

Realized and unrealized gain (loss) from:
Net realized gain (loss) on sales of affiliated underlying fund shares	2,201,322	1,744,062	(627,372)

Change in net unrealized appreciation of affiliated underlying fund shares	16,802,405	15,283,013	874,019

Net increase in net assets resulting from operations	$19,436,591	$20,362,672	$1,353,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Allocation Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	Invesco Growth		Invesco Moderate		Invesco Moderately
	Allocation Fund		Allocation Fund		Conservative Allocation Fund
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011	2010	2011	2010	2011	2010

Operations:
Net investment income	$432,864	$6,514,724	$3,335,597	$14,357,737	$1,106,473	$1,965,067

Net realized gain (loss)	2,201,322	(56,157,760)	1,744,062	(51,989,985)	(627,372)	(2,074,749)

Change in net unrealized appreciation	16,802,405	103,521,756	15,283,013	99,127,777	874,019	6,292,483

Net increase in net assets resulting from operations	19,436,591	53,878,720	20,362,672	61,495,529	1,353,120	6,182,801

Distributions to shareholders from net investment income:
Class A	(4,537,799)	(5,275,993)	(5,153,847)	(8,788,740)	(999,888)	(1,279,623)

Class B	(569,490)	(862,345)	(1,176,008)	(1,547,723)	(180,501)	(190,356)

Class C	(641,002)	(908,248)	(1,602,771)	(2,012,241)	(315,315)	(291,801)

Class R	(195,174)	(238,855)	(327,726)	(511,429)	(75,015)	(79,491)

Class S	(550,553)	(629,175)	(563,979)	(949,162)	—	—

Class Y	(23,854)	(26,785)	(19,020)	(31,428)	(4,311)	(1,225)

Institutional Class	(2,149)	(2,352)	(15,921)	(29,185)	(669)	(941)

Total distributions from net investment income	(6,520,021)	(7,943,753)	(8,859,272)	(13,869,908)	(1,575,699)	(1,843,437)

Share transactions–net:
Class A	321,338,647	(11,265,575)	175,006,001	(6,306,777)	158,229,659	3,111,725

Class B	59,597,086	(10,992,370)	27,425,750	(13,428,446)	29,185,119	(664,433)

Class C	67,472,603	(5,527,144)	19,918,199	(4,342,942)	43,953,400	(1,140,669)

Class R	8,404,487	348,641	(1,601,919)	1,023,463	5,236,067	487,601

Class S	(399,879)	13,279,863	1,129,640	14,074,960	2,756,691	—

Class Y	1,686,889	(216,666)	836,240	(128,591)	1,254,289	(31,466)

Institutional Class	17,077	497	(30,853)	1,000,101	45,379	611

Net increase (decrease) in net assets resulting from share transactions	458,116,910	(14,372,754)	222,683,058	(8,108,232)	240,660,604	1,763,369

Net increase in net assets	471,033,480	31,562,213	234,186,458	39,517,389	240,438,025	6,102,733

Net assets:
Beginning of period	477,455,072	445,892,859	575,807,359	536,289,970	73,793,531	67,690,798

End of period*	$948,488,552	$477,455,072	$809,993,817	$575,807,359	$314,231,556	$73,793,531

* Includes accumulated undistributed net investment income	$368,281	$6,455,438	$3,264,099	$8,787,774	$1,078,176	$1,547,402

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Allocation Funds

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report are Invesco Growth Allocation, Invesco Moderate Allocation Fund and Invesco Moderately Conservative Allocation Fund (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The investment objectives: total return consistent with a lower level of risk relative to the broad stock market for Invesco Moderately Conservative Allocation Fund, long-term growth of capital consistent with a higher level of risk relative to the broad stock market for Invesco Growth Allocation Fund, and total return consistent with a moderate level of risk relative to the broad stock market for Invesco Moderate Allocation Fund.
  Each Fund is a “fund of funds,” that invests in the Institutional Class of other mutual Funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  Each Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and

18        Invesco Allocation Funds

make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees

19        Invesco Allocation Funds

paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective June 6, 2011, Invesco has contractually agreed, through June 30, 2012, to reimburse expenses to the extent necessary to limit total annual operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares for each Fund as shown in the following table:

							Institutional
	Class A	Class B	Class C	Class R	Class S	Class Y	Class

Invesco Growth Allocation Fund	0.37%	1.12%	1.12%	0.62%	0.27%	0.12%	0.12%

Invesco Moderate Allocation Fund	0.37%	1.12%	1.12%	0.62%	0.27%	0.12%	0.12%

Invesco Moderately Conservative Allocation Fund	0.39%	1.14%	1.14%	0.64%	0.29%	0.14%	0.14%

  Prior to June 6, 2011, Invesco had contractually agreed to reimburse expenses of Invesco Growth Allocation Fund to the extent necessary to limit total operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares to 0.46%, 1.21%, 1.21%, 0.71% 0.36%, 0.21% and 0.21%, respectively.
  In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fess and Expenses are also excluded in determining such obligation. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Funds directly but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Funds.
  For the six months ended June 30, 2011, Invesco reimbursed the following expenses:

								Institutional
	Fund Level	Class A	Class B	Class C	Class R	Class S	Class Y	Class

Invesco Growth Allocation Fund	$—	$211,426	$48,410	$53,429	$10,075	$21,003	$977	$—

Invesco Moderate Allocation Fund	—	249,256	56,278	73,927	14,515	25,159	894	—

Invesco Moderately Conservative Allocation Fund	30,920	44,687	8,234	13,473	2,690	372	202	19

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.
  For the six months ended June 30, 2011, Invesco Ltd. reimbursed expenses of:

Invesco Growth Allocation Fund	$952

Invesco Moderate Allocation Fund	790

Invesco Moderately Conservative Allocation Fund	—

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to each Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

20        Invesco Allocation Funds

  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDCS imposed on redemptions by shareholders:

	Front End
	Sales Charges	Contingent Deferred Sales Charges
	Class A	Class A	Class B	Class C

Invesco Growth Allocation Fund	$76,599	$52	$82,507	$2,638

Invesco Moderate Allocation Fund	66,821	126	62,069	4,466

Invesco Moderately Conservative Allocation Fund	19,754	—	25,663	821

  The underlying funds pay no distribution fees and the Fund’s pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total
Invesco Growth Allocation Fund	$949,855,996	$—	$—	$949,855,996

Invesco Moderate Allocation Fund	811,696,867	—	—	811,696,867

Invesco Moderately Conservative Allocation Fund	314,591,734	—	—	314,591,734

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses of:

Transfer
Agent Credits
Invesco Growth Allocation Fund	$1,834

Invesco Moderate Allocation Fund	1,467

Invesco Moderately Conservative Allocation Fund	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in

21        Invesco Allocation Funds

a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.
  During the six months ended June 30, 2011, the Funds in aggregate paid legal fees of $2,685 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees as shown below. A partner of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of December 31, 2010 which expires as follows:

	2016	2017	2018	Total
Invesco Growth Allocation Fund	$9,881,853	$47,552,386	$67,427,109	$124,861,348

Invesco Moderate Allocation Fund	7,253,954	36,934,284	51,386,784	95,575,022

Invesco Moderately Conservative Allocation Fund	4,413,256	2,232,985	9,084,099	15,730,340

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended		At June 30, 2011
	June 30, 2011*		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation

Invesco Growth Allocation Fund	$44,490,299	$38,751,425	$859,468,835	$95,058,212	$(4,671,051)	$90,387,161

Invesco Moderate Allocation Fund	24,912,691	44,301,668	749,488,031	68,370,335	(6,161,499)	62,208,836

Invesco Moderately Conservative Allocation Fund	20,828,783	6,016,478	298,475,636	17,738,798	(1,622,700)	16,116,098

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

22        Invesco Allocation Funds

NOTE 9—Share Information

Invesco Growth Allocation Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	2,323,072	$25,691,835	3,441,616	$35,404,485

Class B	134,376	1,758,195	714,311	7,165,109

Class C	672,452	7,851,689	1,205,523	12,208,607

Class R	210,126	2,368,536	330,885	3,384,954

Class S	197,189	2,235,897	1,490,893	15,047,613

Class Y	15,844	173,587	21,404	223,878

Institutional Class	—	—	9	95

Issued as reinvestment of dividends:
Class A	393,810	4,438,236	474,700	5,164,730

Class B	49,893	556,811	78,520	841,736

Class C	55,867	623,471	82,321	882,452

Class R	17,349	195,170	22,008	238,616

Class S	48,893	550,553	57,835	629,175

Class Y	2,104	23,692	2,435	26,490

Institutional Class	174	1,974	197	2,157

Issued in connection with acquisitions:(b)
Class A	29,215,586	331,306,545	—	—

Class B	6,166,274	69,168,046	—	—

Class C	6,307,493	70,764,522	—	—

Class R	731,849	8,278,649	—	—

Class Y	153,598	1,740,211	—	—

Institutional Class	1,325	15,103	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	347,733	3,948,625	653,072	6,677,568

Class B	(352,463)	(3,948,625)	(664,698)	(6,677,568)

Reacquired:
Class A	(3,897,836)	(44,046,594)	(5,716,067)	(58,512,358)

Class B	(712,700)	(7,937,341)	(1,227,000)	(12,321,647)

Class C	(1,055,055)	(11,767,079)	(1,842,883)	(18,618,203)

Class R	(216,941)	(2,437,868)	(322,702)	(3,274,929)

Class S	(281,480)	(3,186,329)	(230,772)	(2,396,925)

Class Y	(22,165)	(250,601)	(47,065)	(467,034)

Institutional Class	—	—	(158)	(1,755)

Net increase (decrease) in share activity	40,506,367	$458,116,910	(1,475,616)	$(14,372,754)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund, respectively on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 42,576,125 shares of the Fund for 27,865,526 shares outstanding of Invesco Moderate Growth Allocation Fund and 16,606,461 shares outstanding of Invesco Van Kampen Asset Allocation Growth Fund as of the close of business on June 3, 2011. Each class of shares of Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund to the net asset value of the Fund on the close of business, June 3, 2011. Invesco Moderate Growth Allocation Fund’s net assets as of the close of business on June 3, 2011 of $303,431,404 including $27,415,368 of unrealized appreciation and Invesco Van Kampen Asset Allocation Growth Fund’s net assets as of the close of business on June 3, 2011 of $177,841,672 including $24,150,980 of unrealized appreciation, were combined with the net assets of the Fund. The net assets of the Fund immediately before the acquisition were $476,394,521. The net assets of the Fund immediately following the reorginization were $957,667,597.

23        Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderate Allocation Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	2,421,138	$25,763,125	4,410,898	$43,978,342

Class B	249,264	2,702,301	881,385	8,697,799

Class C	768,975	8,198,470	1,795,179	17,789,286

Class R	234,991	2,502,586	626,813	6,218,560

Class S	287,124	3,061,624	1,647,612	16,154,155

Class Y	26,766	284,937	25,056	256,176

Institutional Class	8,091	86,853	123,376	1,234,072

Issued as reinvestment of dividends:
Class A	468,064	4,970,844	820,603	8,468,579

Class B	107,776	1,138,115	145,164	1,493,697

Class C	146,537	1,547,425	189,323	1,946,244

Class R	30,181	319,921	48,380	498,790

Class S	53,085	563,213	91,960	947,955

Class Y	1,530	16,263	2,501	25,798

Institutional Class	1,477	15,740	2,787	28,846

Issued in connection with acquisitions:(b)
Class A	16,832,386	180,773,828	—	—

Class B	3,338,667	35,632,035	—	—

Class C	2,338,455	24,925,814	—	—

Class Y	70,405	756,957	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	423,313	4,536,457	909,319	9,019,208

Class B	(425,733)	(4,536,457)	(915,206)	(9,019,208)

Reacquired:
Class A	(3,845,650)	(41,038,253)	(6,806,163)	(67,772,906)

Class B	(707,424)	(7,510,244)	(1,479,046)	(14,600,734)

Class C	(1,387,081)	(14,753,510)	(2,440,247)	(24,078,472)

Class R	(416,549)	(4,424,426)	(575,531)	(5,693,887)

Class S	(232,546)	(2,495,197)	(299,309)	(3,027,150)

Class Y	(20,838)	(221,917)	(41,749)	(410,565)

Institutional Class	(12,465)	(133,446)	(26,488)	(262,817)

Net increase (decrease) in share activity	20,759,939	$222,683,058	(863,383)	$(8,108,232)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Van Kampen Asset Allocation Moderate Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Van Kampen Asset Allocation Moderate Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 22,579,913 shares of the Fund for 22,958,488 shares outstanding of Inveso Van Kampen Asset Allocation Moderate Fund as of the close of business on June 3, 2011. Each class of Invesco Van Kampen Asset Allocation Moderate Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Van Kampen Asset Allocation Moderate Fund to the net asset value of the Fund on the close of business, June 3, 2011. Invesco Van Kampen Asset Allocation Moderate Fund’s net assets at that date of $242,088,634 including $24,912,435 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $573,476,672. The net assets of the Fund immediately following the reorganization were $815,565,306.

24        Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderately Conservative Allocation Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	848,824	$8,413,019	1,078,643	$10,422,782

Class B	63,772	668,991	268,632	2,561,611

Class C	307,841	3,144,233	325,450	3,103,006

Class R	75,433	757,321	103,714	999,185

Class S(b)	261	2,611	—	—

Class Y	19,715	196,114	769	7,440

Issued as reinvestment of dividends:
Class A	96,481	958,055	123,430	1,209,614

Class B	17,618	173,534	18,671	182,046

Class C	30,812	304,116	28,532	278,766

Class R	7,497	74,296	8,031	78,627

Class Y	410	4,066	89	874

Institutional Class	—	—	62	611

Issued in connection with acquisitions:(c)
Class A	15,693,414	158,362,801	—	—

Class B	3,063,252	30,634,616	—	—

Class C	4,310,753	43,190,035	—	—

Class R	483,740	4,871,247	—	—

Class S	273,335	2,759,080	—	—

Class Y	108,312	1,091,637	—	—

Institutional Class	4,482	45,379	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	76,657	768,774	102,329	985,802

Class B	(77,305)	(768,774)	(103,223)	(985,802)

Reacquired:
Class A	(1,024,351)	(10,272,990)	(979,368)	(9,506,473)

Class B	(153,137)	(1,523,248)	(251,532)	(2,422,288)

Class C	(269,260)	(2,684,984)	(470,877)	(4,522,441)

Class R	(46,660)	(466,797)	(61,427)	(590,211)

Class S	(500)	(5,000)	—	—

Class Y	(3,731)	(37,528)	(4,166)	(39,780)

Net increase in share activity	23,907,665	$240,660,604	187,759	$1,763,369

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 6, 2011.
(c)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund, respectively on April 1, 2011 . The acquisition was accomplished by a tax-free exchange of 23,937,288 shares of the Fund for 12,402,187 shares outstanding of Invesco Conservative Allocation Fund and 11,504,197 shares outstanding of Invesco Van Kampen Asset Allocation Conservative Fund as of the close of business on June 3, 2011. Each class of shares of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund to the net asset value of the Fund on the close of business, June 3, 2011. Invesco Conservative Allocation Fund’s net assets as of the close of business on June 3, 2011 of $122,348,797 including $7,190,687 of unrealized appreciation and Invesco Van Kampen Asset Allocation Conservative Fund’s net assets as of the close of business on June 3, 2011 of $118,605,998 including $8,304,309 of unrealized appreciation, were combined with the net assets of the Fund. The net assets of the Fund immediately before the acquisition of $76,970,136. The net assets of the Fund immediately following the reorginization were $317,924,931.

25        Invesco Allocation Funds

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Growth Allocation Fund

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average net		to average net		Ratio of net
	Net asset	Net		on securities		Dividends	Distributions					assets with		assets without		investment
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income (loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	reimbursements(b)		reimbursements		net assets		turnover(c)

Class A
Six months ended 06/30/11	$11.10	$0.02	(d)	$0.43	$0.45	$(0.18)	$—	$(0.18)	$11.37	4.07%	$614,694	0.44	%(e)	0.57	%(e)	0.38	%(e)	8%
Year ended 12/31/10	10.02	0.17	(d)	1.12	1.29	(0.21)	—	(0.21)	11.10	12.91	285,192	0.46		0.61		1.69		73
Year ended 12/31/09	7.76	0.18	(d)	2.24	2.42	(0.16)	—	(0.16)	10.02	31.22	269,062	0.46		0.68		2.13		28
Year ended 12/31/08	14.21	0.14	(d)	(5.91)	(5.77)	(0.01)	(0.67)	(0.68)	7.76	(40.62)	258,136	0.46		0.59		1.16		16
Year ended 12/31/07	13.73	0.22	(d)	0.83	1.05	(0.19)	(0.38)	(0.57)	14.21	7.75	486,834	0.47		0.56		1.53		5
Year ended 12/31/06	12.22	0.10		1.93	2.03	(0.10)	(0.42)	(0.52)	13.73	16.63	246,635	0.47		0.63		0.90		24

Class B
Six months ended 06/30/11	10.93	(0.02	)(d)	0.42	0.40	(0.10)	—	(0.10)	11.23	3.63	131,061	1.19	(e)	1.32	(e)	(0.37	)(e)	8
Year ended 12/31/10	9.88	0.10	(d)	1.09	1.19	(0.14)	—	(0.14)	10.93	12.02	69,723	1.21		1.36		0.94		73
Year ended 12/31/09	7.64	0.12	(d)	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	73,887	1.21		1.43		1.38		28
Year ended 12/31/08	14.10	0.05	(d)	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	65,395	1.21		1.34		0.41		16
Year ended 12/31/07	13.64	0.11	(d)	0.82	0.93	(0.09)	(0.38)	(0.47)	14.10	6.89	129,577	1.22		1.31		0.78		5
Year ended 12/31/06	12.16	0.02		1.90	1.92	(0.02)	(0.42)	(0.44)	13.64	15.77	110,172	1.22		1.38		0.15		24

Class C
Six months ended 06/30/11	10.93	(0.02	)(d)	0.43	0.41	(0.10)	—	(0.10)	11.24	3.72	143,378	1.19	(e)	1.32	(e)	(0.37	)(e)	8
Year ended 12/31/10	9.88	0.10	(d)	1.09	1.19	(0.14)	—	(0.14)	10.93	12.02	74,096	1.21		1.36		0.94		73
Year ended 12/31/09	7.64	0.12	(d)	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	72,462	1.21		1.43		1.38		28
Year ended 12/31/08	14.10	0.05	(d)	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	59,190	1.21		1.34		0.41		16
Year ended 12/31/07	13.63	0.11	(d)	0.83	0.94	(0.09)	(0.38)	(0.47)	14.10	6.97	102,941	1.22		1.31		0.78		5
Year ended 12/31/06	12.15	0.02		1.90	1.92	(0.02)	(0.42)	(0.44)	13.63	15.78	75,611	1.22		1.38		0.15		24

Class R
Six months ended 06/30/11	11.05	0.01	(d)	0.42	0.43	(0.15)	—	(0.15)	11.33	3.92	23,553	0.69	(e)	0.82	(e)	0.13	(e)	8
Year ended 12/31/10	9.98	0.15	(d)	1.11	1.26	(0.19)	—	(0.19)	11.05	12.61	14,761	0.71		0.86		1.44		73
Year ended 12/31/09	7.73	0.16	(d)	2.22	2.38	(0.13)	—	(0.13)	9.98	30.81	13,034	0.71		0.93		1.88		28
Year ended 12/31/08	14.18	0.11	(d)	(5.88)	(5.77)	(0.01)	(0.67)	(0.68)	7.73	(40.70)	8,386	0.71		0.84		0.91		16
Year ended 12/31/07	13.70	0.19	(d)	0.83	1.02	(0.16)	(0.38)	(0.54)	14.18	7.52	12,231	0.72		0.81		1.28		5
Year ended 12/31/06	12.20	0.07		1.92	1.99	(0.07)	(0.42)	(0.49)	13.70	16.34	9,617	0.72		0.88		0.65		24

Class S
Six months ended 06/30/11	11.10	0.03	(d)	0.42	0.45	(0.19)	—	(0.19)	11.36	4.17	32,668	0.34	(e)	0.47	(e)	0.48	(e)	8
Year ended 12/31/10	10.02	0.18	(d)	1.12	1.30	(0.22)	—	(0.22)	11.10	13.02	32,295	0.36		0.51		1.79		73
Year ended 12/31/09(f)	9.61	0.06	(d)	0.51	0.57	(0.16)	—	(0.16)	10.02	6.00	15,961	0.36	(g)	0.47	(g)	2.23	(g)	28

Class Y
Six months ended 06/30/11	11.10	0.04	(d)	0.43	0.47	(0.21)	—	(0.21)	11.36	4.22	3,004	0.19	(e)	0.32	(e)	0.63	(e)	8
Year ended 12/31/10	10.02	0.20	(d)	1.12	1.32	(0.24)	—	(0.24)	11.10	13.17	1,278	0.21		0.36		1.94		73
Year ended 12/31/09	7.77	0.21	(d)	2.23	2.44	(0.19)	—	(0.19)	10.02	31.50	1,386	0.21		0.43		2.38		28
Year ended 12/31/08(f)	10.26	0.03	(d)	(1.84)	(1.81)	(0.01)	(0.67)	(0.68)	7.77	(17.65)	658	0.21	(g)	0.46	(g)	1.42	(g)	16

Institutional Class
Six months ended 06/30/11	11.17	0.04	(d)	0.43	0.47	(0.22)	—	(0.22)	11.42	4.18	131	0.14	(e)	0.14	(e)	0.68	(e)	8
Year ended 12/31/10	10.08	0.21	(d)	1.12	1.33	(0.24)	—	(0.24)	11.17	13.24	112	0.13		0.13		2.02		73
Year ended 12/31/09	7.82	0.21	(d)	2.26	2.47	(0.21)	—	(0.21)	10.08	31.59	100	0.16		0.16		2.43		28
Year ended 12/31/08	14.25	0.18	(d)	(5.93)	(5.75)	(0.01)	(0.67)	(0.68)	7.82	(40.36)	63	0.12		0.12		1.50		16
Year ended 12/31/07	13.77	0.28	(d)	0.82	1.10	(0.24)	(0.38)	(0.62)	14.25	8.09	97	0.08		0.08		1.91		5
Year ended 12/31/06	12.25	0.16		1.92	2.08	(0.14)	(0.42)	(0.56)	13.77	16.98	147	0.12		0.12		1.24		24

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.77%, 0.82%, 0.80%, 0.80% and 0.83% for the years ended December 31, 2010, December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $430,358,007 and sold of $36,655,969 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund into the Fund.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $333,179, $76,288, $84,197, $15,876, $33,098, $1,539 and $117 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of September 25, 2009 for Class S shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

26        Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderate Allocation Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/11	$10.50	$0.07	$0.32	$0.39	$(0.16)	$—	$(0.16)	$10.73	3.78%	$516,194	0.37	%(e)	0.51	%(e)	1.34	%(e)	4%
Year ended 12/31/10	9.63	0.29	0.86	1.15	(0.28)	—	(0.28)	10.50	12.03	334,067	0.37		0.52		2.87		69
Year ended 12/31/09	7.87	0.31	1.80	2.11	(0.35)	—	(0.35)	9.63	26.86	312,736	0.37		0.57		3.64		21
Year ended 12/31/08	12.35	0.40	(4.25)	(3.85)	(0.30)	(0.33)	(0.63)	7.87	(31.11)	294,668	0.37		0.52		3.76		13
Year ended 12/31/07	12.23	0.41	0.45	0.86	(0.37)	(0.37)	(0.74)	12.35	7.14	466,753	0.38		0.50		3.20		6
Year ended 12/31/06	11.49	0.31	1.04	1.35	(0.28)	(0.33)	(0.61)	12.23	11.73	312,300	0.38		0.53		2.56		21

Class B
Six months ended 06/30/11	10.46	0.03	0.32	0.35	(0.16)	—	(0.16)	10.65	3.41	107,878	1.12	(e)	1.26	(e)	0.59	(e)	4
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	—	(0.21)	10.46	11.25	79,150	1.12		1.27		2.12		69
Year ended 12/31/09	7.85	0.25	1.77	2.02	(0.28)	—	(0.28)	9.59	25.80	85,714	1.12		1.32		2.89		21
Year ended 12/31/08	12.27	0.32	(4.20)	(3.88)	(0.21)	(0.33)	(0.54)	7.85	(31.57)	85,928	1.12		1.27		3.01		13
Year ended 12/31/07	12.17	0.31	0.44	0.75	(0.28)	(0.37)	(0.65)	12.27	6.24	155,059	1.13		1.25		2.45		6
Year ended 12/31/06	11.45	0.21	1.03	1.24	(0.19)	(0.33)	(0.52)	12.17	10.86	146,751	1.13		1.28		1.81		21

Class C
Six months ended 06/30/11	10.46	0.03	0.31	0.34	(0.16)	—	(0.16)	10.64	3.31	125,787	1.12	(e)	1.26	(e)	0.59	(e)	4
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	—	(0.21)	10.46	11.26	104,060	1.12		1.27		2.12		69
Year ended 12/31/09	7.85	0.25	1.77	2.02	(0.28)	—	(0.28)	9.59	25.80	99,807	1.12		1.32		2.89		21
Year ended 12/31/08	12.27	0.32	(4.20)	(3.88)	(0.21)	(0.33)	(0.54)	7.85	(31.57)	88,392	1.12		1.27		3.01		13
Year ended 12/31/07	12.17	0.31	0.44	0.75	(0.28)	(0.37)	(0.65)	12.27	6.24	141,090	1.13		1.25		2.45		6
Year ended 12/31/06	11.45	0.21	1.03	1.24	(0.19)	(0.33)	(0.52)	12.17	10.86	114,828	1.13		1.28		1.81		21

Class R
Six months ended 06/30/11	10.49	0.06	0.32	0.38	(0.17)	—	(0.17)	10.70	3.59	20,463	0.62	(e)	0.76	(e)	1.09	(e)	4
Year ended 12/31/10	9.62	0.26	0.87	1.13	(0.26)	—	(0.26)	10.49	11.77	21,639	0.62		0.77		2.62		69
Year ended 12/31/09	7.87	0.29	1.79	2.08	(0.33)	—	(0.33)	9.62	26.44	18,886	0.62		0.82		3.39		21
Year ended 12/31/08	12.33	0.37	(4.23)	(3.86)	(0.27)	(0.33)	(0.60)	7.87	(31.24)	14,176	0.62		0.77		3.51		13
Year ended 12/31/07	12.21	0.38	0.45	0.83	(0.34)	(0.37)	(0.71)	12.33	6.90	19,332	0.63		0.75		2.95		6
Year ended 12/31/06	11.48	0.28	1.03	1.31	(0.25)	(0.33)	(0.58)	12.21	11.41	15,294	0.63		0.78		2.31		21

Class S
Six months ended 06/30/11	10.49	0.08	0.32	0.40	(0.17)	—	(0.17)	10.72	3.79	36,672	0.27	(e)	0.41	(e)	1.44	(e)	4
Year ended 12/31/10	9.62	0.30	0.86	1.16	(0.29)	—	(0.29)	10.49	12.15	34,746	0.27		0.42		2.97		69
Year ended 12/31/09(f)	9.48	0.10	0.39	0.49	(0.35)	—	(0.35)	9.62	5.23	18,006	0.27	(g)	0.40	(g)	3.74	(g)	21

Class Y
Six months ended 06/30/11	10.50	0.08	0.32	0.40	(0.16)	—	(0.16)	10.74	3.88	1,946	0.12	(e)	0.26	(e)	1.59	(e)	4
Year ended 12/31/10	9.62	0.31	0.88	1.19	(0.31)	—	(0.31)	10.50	12.42	1,085	0.12		0.27		3.12		69
Year ended 12/31/09	7.87	0.34	1.78	2.12	(0.37)	—	(0.37)	9.62	27.02	1,131	0.12		0.32		3.89		21
Year ended 12/31/08(f)	9.77	0.08	(1.34)	(1.26)	(0.31)	(0.33)	(0.64)	7.87	(12.84)	680	0.12	(g)	0.33	(g)	4.01	(g)	13

Institutional Class
Six months ended 06/30/11	10.53	0.09	0.32	0.41	(0.17)	—	(0.17)	10.77	3.87	1,054	0.11	(e)	0.11	(e)	1.60	(e)	4
Year ended 12/31/10	9.66	0.32	0.86	1.18	(0.31)	—	(0.31)	10.53	12.28	1,061	0.11		0.11		3.13		69
Year ended 12/31/09	7.89	0.34	1.80	2.14	(0.37)	—	(0.37)	9.66	27.21	11	0.13		0.19		3.88		21
Year ended 12/31/08	12.39	0.43	(4.27)	(3.84)	(0.33)	(0.33)	(0.66)	7.89	(30.92)	8	0.13		0.17		4.00		13
Year ended 12/31/07	12.26	0.45	0.46	0.91	(0.41)	(0.37)	(0.78)	12.39	7.49	12	0.09		0.09		3.49		6
Year ended 12/31/06	11.52	0.34	1.04	1.38	(0.31)	(0.33)	(0.64)	12.26	11.96	156	0.10		0.10		2.83		21

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.71%, 0.72%, 0.75%, 0.76% and 0.80% for the years ended December 31, 2010, December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 30, 2011, the portfolio turnover calculation excludes the value of securities purchased of $218,592,415 and sold of $4,777,699 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Asset Allocation Moderate Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $360,856, $81,475, $107,027, $21,014, $36,424, $1,294 and $1,053 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of September 25, 2009 for Class S shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

27        Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderately Conservative Allocation Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/11	$9.94	$0.11	$0.21	$0.32	$(0.21)	$—	$(0.21)	$10.05	3.25%	$205,210	0.39	%(e)	0.58	%(e)	2.26	%(e)	8%
Year ended 12/31/10	9.35	0.29	0.58	0.87	(0.28)	—	(0.28)	9.94	9.33	46,954	0.39		0.73		3.04		70
Year ended 12/31/09	8.35	0.32	1.12	1.44	(0.44)	—	(0.44)	9.35	17.28	41,152	0.39		0.71		3.66		26
Year ended 12/31/08	11.24	0.46	(2.84)	(2.38)	(0.40)	(0.11)	(0.51)	8.35	(21.20)	58,819	0.39		0.63		4.45		28
Year ended 12/31/07	11.09	0.48	0.21	0.69	(0.35)	(0.19)	(0.54)	11.24	6.23	83,101	0.39		0.67		4.12		8
Year ended 12/31/06	10.60	0.36	0.50	0.86	(0.27)	(0.10)	(0.37)	11.09	8.13	21,713	0.40		1.37		3.26		29

Class B
Six months ended 06/30/11	9.88	0.07	0.22	0.29	(0.21)	—	(0.21)	9.96	2.97	38,120	1.14	(e)	1.33	(e)	1.51	(e)	8
Year ended 12/31/10	9.30	0.22	0.56	0.78	(0.20)	—	(0.20)	9.88	8.45	9,032	1.14		1.48		2.29		70
Year ended 12/31/09	8.31	0.26	1.11	1.37	(0.38)	—	(0.38)	9.30	16.46	9,129	1.14		1.46		2.91		26
Year ended 12/31/08	11.16	0.38	(2.80)	(2.42)	(0.32)	(0.11)	(0.43)	8.31	(21.69)	8,897	1.14		1.38		3.70		28
Year ended 12/31/07	11.03	0.39	0.21	0.60	(0.28)	(0.19)	(0.47)	11.16	5.40	11,156	1.14		1.42		3.37		8
Year ended 12/31/06	10.57	0.27	0.50	0.77	(0.21)	(0.10)	(0.31)	11.03	7.29	7,916	1.15		2.12		2.51		29

Class C
Six months ended 06/30/11	9.90	0.07	0.22	0.29	(0.21)	—	(0.21)	9.98	2.96	58,296	1.14	(e)	1.33	(e)	1.51	(e)	8
Year ended 12/31/10	9.32	0.22	0.56	0.78	(0.20)	—	(0.20)	9.90	8.43	14,494	1.14		1.48		2.29		70
Year ended 12/31/09	8.33	0.26	1.11	1.37	(0.38)	—	(0.38)	9.32	16.42	14,731	1.14		1.46		2.91		26
Year ended 12/31/08	11.17	0.37	(2.78)	(2.41)	(0.32)	(0.11)	(0.43)	8.33	(21.57)	13,118	1.14		1.38		3.70		28
Year ended 12/31/07	11.03	0.39	0.22	0.61	(0.28)	(0.19)	(0.47)	11.17	5.49	14,454	1.14		1.42		3.37		8
Year ended 12/31/06	10.57	0.27	0.50	0.77	(0.21)	(0.10)	(0.31)	11.03	7.29	8,833	1.15		2.12		2.51		29

Class R
Six months ended 06/30/11	9.92	0.10	0.22	0.32	(0.21)	—	(0.21)	10.03	3.26	8,489	0.64	(e)	0.83	(e)	2.01	(e)	8
Year ended 12/31/10	9.34	0.27	0.56	0.83	(0.25)	—	(0.25)	9.92	8.96	3,241	0.64		0.98		2.79		70
Year ended 12/31/09	8.34	0.30	1.12	1.42	(0.42)	—	(0.42)	9.34	17.05	2,580	0.64		0.96		3.41		26
Year ended 12/31/08	11.21	0.42	(2.81)	(2.39)	(0.37)	(0.11)	(0.48)	8.34	(21.31)	1,552	0.64		0.88		4.20		28
Year ended 12/31/07	11.07	0.45	0.20	0.65	(0.32)	(0.19)	(0.51)	11.21	5.91	1,396	0.64		0.92		3.87		8
Year ended 12/31/06	10.59	0.33	0.50	0.83	(0.25)	(0.10)	(0.35)	11.07	7.84	495	0.65		1.62		3.01		29

Class S
Six months ended 06/30/11(f)	10.09	0.12	(0.16)	(0.04)	—	—	—	10.05	(0.40)	2,746	0.29	(e)	0.66	(e)	2.36	(e)	8

Class Y
Six months ended 06/30/11	9.92	0.12	0.21	0.33	(0.21)	—	(0.21)	10.04	3.36	1,294	0.14	(e)	0.33	(e)	2.51	(e)	8
Year ended 12/31/10	9.34	0.32	0.56	0.88	(0.30)	—	(0.30)	9.92	9.49	41	0.14		0.48		3.29		70
Year ended 12/31/09	8.35	0.35	1.11	1.46	(0.47)	—	(0.47)	9.34	17.54	70	0.14		0.46		3.91		26
Year ended 12/31/08(f)	9.59	0.10	(0.83)	(0.73)	(0.40)	(0.11)	(0.51)	8.35	(7.56)	31	0.14	(g)	0.42	(g)	4.70	(g)	28

Institutional Class
Six months ended 06/30/11	9.96	0.12	0.22	0.34	(0.21)	—	(0.21)	10.09	3.45	77	0.14	(e)	0.30	(e)	2.51	(e)	8
Year ended 12/31/10	9.37	0.32	0.57	0.89	(0.30)	—	(0.30)	9.96	9.57	32	0.14		0.36		3.29		70
Year ended 12/31/09	8.38	0.35	1.11	1.46	(0.47)	—	(0.47)	9.37	17.48	29	0.14		0.32		3.91		26
Year ended 12/31/08	11.27	0.48	(2.83)	(2.35)	(0.43)	(0.11)	(0.54)	8.38	(20.88)	25	0.14		0.27		4.70		28
Year ended 12/31/07	11.11	0.50	0.22	0.72	(0.37)	(0.19)	(0.56)	11.27	6.51	31	0.14		0.27		4.37		8
Year ended 12/31/06	10.61	0.38	0.51	0.89	(0.29)	(0.10)	(0.39)	11.11	8.41	58	0.14		0.99		3.51		29

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.64%, 0.67%, 0.69%, 0.70% and 0.74% for the years ended December 31, 2010, December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending June 3, 2011, the portfolio turnover calculation excludes the value of securities purchased of $226,619,089 and sold of $17,547,838 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $69,615, $12,828, $20,989, $4,190, $378, $315 and $38 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of June 6, 2011 for Class S shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

28        Invesco Allocation Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class S Shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011, through June 30, 2011. The actual ending account value and expenses of the Class S shares in the example below are based on an investment of $1,000 invested as of close of business September 25, 2009(commencement date) and held through June 30, 2011.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business June 3, 2011 through June 30, 2011 for the Class S shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class S shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Growth Allocation Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,040.70	$2.23	$1,022.61	$2.21	0.44%

B	1,000.00	1,036.30	6.01	1,018.89	5.96	1.19

C	1,000.00	1,037.20	6.01	1,018.89	5.96	1.19

R	1,000.00	1,039.20	3.49	1,021.37	3.46	0.69

S	1,000.00	1,041.70	1.72	1,023.11	1.71	0.34

Y	1,000.00	1,042.20	0.96	1,023.85	0.95	0.19

Institutional	1,000.00	1,041.80	0.71	1,024.10	0.70	0.14

29        Invesco Allocation Funds

Invesco Moderate Allocation Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,037.80	$1.87	$1,022.96	$1.86	0.37%

B	1,000.00	1,034.10	5.65	1,019.24	5.61	1.12

C	1,000.00	1,033.10	5.65	1,019.24	5.61	1.12

R	1,000.00	1,035.90	3.13	1,021.72	3.11	0.62

S	1,000.00	1,037.90	1.36	1,023.46	1.35	0.27

Y	1,000.00	1,038.80	0.61	1,024.20	0.60	0.12

Institutional	1,000.00	1,038.70	0.56	1,024.25	0.55	0.11

Invesco Moderately Conservative Allocation Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2,3]	Ratio
A	$1,000.00	$1,032.50	$1.97	$1,022.86	$1.96	0.39%

B	1,000.00	1,029.70	5.74	1,019.14	5.71	1.14

C	1,000.00	1,029.60	5.74	1,019.14	5.71	1.14

R	1,000.00	1,032.60	3.23	1,021.62	3.21	0.64

S	1,000.00	996.00	0.20	1,023.36	1.45	0.29

Y	1,000.00	1,033.60	0.71	1,024.10	0.70	0.14

Institutional	1,000.00	1,034.50	0.71	1,024.10	0.70	0.14

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2011, through June 30, 2011 (as of close of business June 6, 2011, through June 30, 2011 for the Class S shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. For the Class S shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 25 (as of close of business June 3, 2011, through June 30, 2011)/365. Because the Class S shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.
[3]	Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in Class S shares of each Fund and other funds because such data is based on a full six month period.

30        Invesco Allocation Funds

Approval of Investment Advisory and Sub-Advisory Contracts (Invesco Growth Allocation Fund, Invesco Moderate Allocation Fund and Invesco Moderately Conservative Allocation Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of AIM Growth Series (Invesco Growth Series) (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are

31        Invesco Allocation Funds

appropriate and satisfactory and in accordance with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Invesco Growth Allocation Fund
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that underperformance was primarily due to exposure to a fund that is no longer in the portfolio. The Board noted that the Fund was transitioned to a different portfolio management team in 2010. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Moderate Allocation Fund
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Moderate Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Invesco Advisers advised the Board that underperformance was primarily due to exposure to funds that are no longer in the portfolio. The Board noted that the Fund was transitioned to a different portfolio management team in 2010. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Moderately Conservative Allocation Fund
The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period, the fifth quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that underperformance was primarily due to exposure to funds that are no longer in the portfolio. The Board noted that the Fund was transitioned to a different portfolio management team in 2010. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers
The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to such Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge any Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of each Fund. The Board considered the effect this expense limitation would have on each Fund’s estimated total expenses.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to each Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

32        Invesco Allocation Funds

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

AAS-SAR-1	Invesco Distributors, Inc.

Invesco Global Equity Fund
Semiannual Report to Shareholders ■ June 30, 2011
Nasdaq:
A: GTNDX ▪ B: GNDBX ▪ C: GNDCX ▪ R: GTNRX ▪ Y: GTNYX ▪ Institutional: GNDIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.47%

Class B Shares	8.08

Class C Shares	8.10

Class R Shares	8.38

Class Y Shares	8.64

Institutional Class Shares	8.82

MSCI World Index▼ (Broad Market/Style-Specific Index)	5.29

Lipper Global Multi-Cap Core Funds Index▼ (Peer Group Index)	5.17

▼	Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Class R shares incepted on October 31, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.61%, 2.36%, 2.36%, 1.86%, 1.36% and 0.97%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charges

Class A Shares

Inception (9/15/97)		5.60%

10	Years	5.06

5	Years	-0.75

1	Year	28.72

Class B Shares

Inception (9/15/97)		5.72%

10	Years	5.14

5	Years	-0.67

1	Year	30.07

Class C Shares

Inception (1/2/98)		5.75%

10	Years	4.96

5	Years	-0.38

1	Year	33.99

Class R Shares

10	Years	5.44%

5	Years	0.12

1	Year	35.64

Class Y Shares

10	Years	5.73%

5	Years	0.52

1	Year	36.34

Institutional Class Shares

10	Years	6.08%

5	Years	0.93

1	Year	36.97
beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

2 Invesco Global Equity Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3 Invesco Global Equity Fund

Schedule of Investments(a)

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.14%
Australia–3.58%
BHP Billiton Ltd.	39,148	$1,850,176

Campbell Brothers Ltd.	16,734	823,379

Coal & Allied Industries Ltd.	2,784	315,006

Iluka Resources Ltd.	50,113	909,074

Rio Tinto Ltd.	15,146	1,354,085

TABCORP Holdings Ltd.	205,676	728,513

		5,980,233

Austria–3.04%
Andritz AG	22,311	2,297,868

Voestalpine AG	50,432	2,784,708

		5,082,576

Canada–6.98%
ATCO Ltd.–Class I	12,200	790,269

BCE Inc.	80,500	3,156,895

Canadian Imperial Bank of Commerce	8,000	631,688

George Weston Ltd.	32,200	2,335,201

IGM Financial, Inc.	47,300	2,479,277

National Bank of Canada	17,100	1,386,937

Talisman Energy Inc.	33,300	684,024

Tim Hortons, Inc.	4,100	200,196

		11,664,487

Denmark–1.69%
Coloplast A.S.–Class B	1,022	155,419

Novo Nordisk A.S.–Class B	21,211	2,660,068

		2,815,487

Finland–1.97%
Fortum Oyj	64,384	1,865,107

UPM-Kymmene Oyj	10,330	188,957

Wartsila Oyj	36,686	1,239,417

		3,293,481

France–1.37%
Arkema	14,976	1,542,200

Vivendi S.A.	27,121	754,378

		2,296,578

Germany–1.12%
Deutsche Lufthansa AG	60,418	1,316,826

Hannover Rueckversicherung AG	2,926	152,652

Suedzucker AG	11,145	396,171

		1,865,649

Greece–0.92%
OPAP S.A.	82,266	1,285,804

Public Power Corp. S.A.	17,335	248,444

		1,534,248

Hong Kong–1.18%
Cheung Kong (Holdings) Ltd.	92,000	1,352,974

SJM Holdings Ltd.	262,000	624,131

		1,977,105

Italy–2.76%
Enel S.p.A.(b)	39,034	255,029

Eni S.p.A.	120,602	2,859,937

Terna–Rete Elettrica Nazionale S.p.A.	322,928	1,501,816

		4,616,782

Japan–9.57%
Asahi Glass Co., Ltd.	110,000	1,284,662

Brother Industries, Ltd.	87,600	1,294,856

Fuji Heavy Industries Ltd.	429,000	3,333,937

Makita Corp.	22,400	1,040,898

Mitsui & Co., Ltd.	13,000	224,852

Mizuho Financial Group, Inc.	942,400	1,553,943

Sumitomo Corp.	187,800	2,560,203

Sumitomo Mitsui Financial Group, Inc.	30,800	948,076

Takeda Pharmaceutical Co. Ltd.	73,900	3,418,582

Tokio Marine Holdings, Inc.	12,200	342,813

		16,002,822

Netherlands–0.24%
STMicroelectronics N.V.	39,817	396,859

New Zealand–1.34%
Telecom Corp. of New Zealand Ltd.	1,106,184	2,243,645

Portugal–0.83%
Jeronimo Martins, SGPS, S.A.	72,558	1,393,545

Singapore–0.19%
UOL Group Ltd.	77,000	313,007

Spain–0.84%
Banco Santander S.A.	121,373	1,401,995

Supranational–0.88%
Wynn Macau, Ltd.	448,000	1,475,994

Sweden–3.80%
Nordea Bank A.B.	130,427	1,402,574

Saab A.B.–Class B	38,152	873,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Global Equity Fund

	Shares	Value

Sweden–(continued)

Svenska Handelsbanken A.B.–Class A	98,468	$3,038,098

Swedish Match A.B.	31,090	1,042,823

		6,356,537

Switzerland–1.69%
Allied World Assurance Co. Holdings AG	24,225	1,394,875

Banque Cantonale Vaudoise	1,646	988,853

GAM Holding AG(c)	12,791	209,988

Swiss Life Holding(c)	1,365	223,928

		2,817,644

United Kingdom–6.49%
AstraZeneca PLC	51,827	2,588,051

BHP Billiton PLC	65,481	2,566,797

BT Group PLC	151,708	492,133

Next PLC	30,430	1,135,604

Prudential PLC	19,900	229,979

Rio Tinto PLC	36,834	2,660,006

Royal Dutch Shell PLC–Class A	13,468	479,940

Royal Dutch Shell PLC–Class B	19,615	700,205

		10,852,715

United States–46.66%
Activision Blizzard, Inc.	189,300	2,211,024

American Capital Ltd.(c)	88,700	880,791

Amgen Inc.(c)	58,000	3,384,300

Apollo Group, Inc.–Class A(c)	7,500	327,600

Biogen Idec Inc.(c)	11,800	1,261,656

Capital One Financial Corp.	16,500	852,555

Cardinal Health, Inc.	39,000	1,771,380

Chevron Corp.	42,234	4,343,344

Citigroup Inc.	43,590	1,815,088

Coca-Cola Enterprises, Inc.	36,100	1,053,398

ConocoPhillips	48,980	3,682,806

Constellation Brands, Inc.–Class A(c)	10,900	226,938

Dell Inc.(c)	92,100	1,535,307

Domtar Corp.	31,000	2,936,320

Dr. Pepper Snapple Group, Inc.	21,400	897,302

Eli Lilly and Co.	9,600	360,288

Exxon Mobil Corp.	53,165	4,326,568

Forest Laboratories, Inc.(c)	15,400	605,836

Humana Inc.	15,400	1,240,316

IAC/InterActiveCorp(c)	86,200	3,290,254

International Business Machines Corp.	25,641	4,398,714

ITT Educational Services, Inc.(c)	4,300	336,432

JPMorgan Chase & Co.	61,400	2,513,716

KBR, Inc.	44,600	1,680,974

KeyCorp	131,400	1,094,562

Lexmark International, Inc.–Class A(c)	8,300	242,858

Limited Brands, Inc.	77,700	2,987,565

M&T Bank Corp.	15,000	1,319,250

Macy’s, Inc.	17,700	517,548

Microsoft Corp.	161,897	4,209,322

Motorola Solutions, Inc.(c)	31,700	1,459,468

Northrop Grumman Corp.	23,628	1,638,602

Pfizer Inc.	21,400	440,840

Philip Morris International Inc.	55,300	3,692,381

PPG Industries, Inc.	6,200	562,898

R. R. Donnelley & Sons Co.	38,500	754,985

Sprint Nextel Corp.(c)	440,800	2,375,912

Travelers Cos., Inc. (The)	54,100	3,158,358

Tyson Foods, Inc.–Class A	15,400	299,068

UnitedHealth Group Inc.	56,500	2,914,270

Valero Energy Corp.	10,800	276,156

Verizon Communications Inc.	88,200	3,283,686

Vishay Intertechnology, Inc.(c)	55,900	840,736

		78,001,372

Total Common Stocks & Other Equity Interests (Cost $145,695,113)		162,382,761

Money Market Funds–0.58%
Liquid Assets Portfolio–Institutional Class(d)	483,027	483,027

Premier Portfolio–Institutional Class(d)	483,026	483,026

Total Money Market Funds (Cost $966,053)		966,053

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–97.72% (Cost $146,661,166)		163,348,814

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.12%
Liquid Assets Portfolio–Institutional Class (Cost $198,560)(d)(e)	198,560	198,560

TOTAL INVESTMENTS–97.84% (Cost $146,859,726)		163,547,374

OTHER ASSETS LESS LIABILITIES–2.16%		3,607,539

NET ASSETS–100.00%		$167,154,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Equity Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at June 30, 2011.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Financials	17.8%

Health Care	12.4

Information Technology	11.9

Energy	10.6

Materials	10.4

Industrials	9.4

Consumer Discretionary	8.2

Telecommunication Services	6.9

Consumer Staples	6.8

Utilities	2.8

Money Market Funds Plus Other Assets Less Liabilities	2.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Equity Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $145,695,113)*	$162,382,761

Investments in affiliated money market funds, at value and cost	1,164,613

Total investments, at value (Cost $146,859,726)	163,547,374

Cash	34,580

Foreign currencies, at value (Cost $3,390,593)	3,439,028

Receivable for:
Deposits with brokers for open futures contracts	251,063

Variation margin	87,355

Fund shares sold	64,506

Dividends	368,746

Investment for trustee deferred compensation and retirement plans	25,755

Other assets	28,457

Total assets	167,846,864

Liabilities:
Payable for:
Fund shares reacquired	231,190

Collateral upon return of securities loaned	198,560

Accrued fees to affiliates	149,762

Accrued other operating expenses	49,997

Trustee deferred compensation and retirement plans	62,442

Total liabilities	691,951

Net assets applicable to shares outstanding	$167,154,913

Net assets consist of:
Shares of beneficial interest	$257,025,157

Undistributed net investment income	3,961,077

Undistributed net realized gain (loss)	(110,708,978)

Unrealized appreciation	16,877,657

$167,154,913

Net Assets:
Class A	$120,608,666

Class B	$12,904,738

Class C	$11,344,117

Class R	$1,221,436

Class Y	$757,437

Institutional Class	$20,318,519

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	10,353,152

Class B	1,176,221

Class C	1,035,594

Class R	104,899

Class Y	64,792

Institutional Class	1,716,535

Class A:
Net asset value per share	$11.65

Maximum offering price per share (Net asset value of $11.65 divided by 94.50%)	$12.33

Class B:
Net asset value and offering price per share	$10.97

Class C:
Net asset value and offering price per share	$10.95

Class R:
Net asset value and offering price per share	$11.64

Class Y:
Net asset value and offering price per share	$11.69

Institutional Class:
Net asset value and offering price per share	$11.84

*	At June 30, 2011, securities with an aggregate value of $186,725 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Equity Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $238,549)	$3,650,750

Dividends from affiliated money market funds (includes securities lending income of $60,226)	60,612

Total investment income	3,711,362

Expenses:
Advisory fees	670,374

Administrative services fees	24,795

Custodian fees	9,854

Distribution fees:
Class A	151,430

Class B	68,414

Class C	56,711

Class R	3,002

Transfer agent fees — A, B, C, R and Y	256,064

Transfer agent fees — Institutional	1,462

Trustees’ and officers’ fees and benefits	10,358

Other	73,973

Total expenses	1,326,437

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(1,801)

Net expenses	1,324,636

Net investment income	2,386,726

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities	13,148,403

Foreign currencies	157,714

Futures contracts	105,397

13,411,514

Change in net unrealized appreciation (depreciation) of:
Investment securities	(2,157,482)

Foreign currencies	52,110

Futures contracts	131,980

(1,973,392)

Net realized and unrealized gain	11,438,122

Net increase in net assets resulting from operations	$13,824,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$2,386,726	$1,777,589

Net realized gain	13,411,514	6,407,401

Change in net unrealized appreciation (depreciation)	(1,973,392)	11,654,140

Net increase in net assets resulting from operations	13,824,848	19,839,130

Distributions to shareholders from net investment income:
Class A	—	(1,605,468)

Class B	—	(68,172)

Class C	—	(53,549)

Class R	—	(11,253)

Class Y	—	(11,076)

Institutional Class	—	(391,580)

Total distributions from net investment income	—	(2,141,098)

Share transactions–net:
Class A	(13,539,593)	(26,874,922)

Class B	(2,553,024)	(6,900,885)

Class C	(1,080,247)	(2,717,280)

Class R	(20,336)	155,694

Class Y	(22,066)	8,841

Institutional Class	(97,126)	(1,102,545)

Net increase (decrease) in net assets resulting from share transactions	(17,312,392)	(37,431,097)

Net increase (decrease) in net assets	(3,487,544)	(19,733,065)

Net assets:
Beginning of period	170,642,457	190,375,522

End of period (includes undistributed net investment income of $3,961,077 and $1,574,351, respectively)	$167,154,913	$170,642,457

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Equity Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco Global Equity Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

10        Invesco Global Equity Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire

11        Invesco Global Equity Fund

but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $705.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $354.

12        Invesco Global Equity Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $6,296 in front-end sales commissions from the sale of Class A shares and $0, $7,793 and $271 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13        Invesco Global Equity Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$315,006	$5,665,227	$—	$5,980,233

Austria	5,082,576	—	—	5,082,576

Canada	11,664,487	—	—	11,664,487

Denmark	—	2,815,487	—	2,815,487

Finland	3,293,481	—	—	3,293,481

France	2,296,578	—	—	2,296,578

Germany	1,865,649	—	—	1,865,649

Greece	248,444	1,285,804	—	1,534,248

Hong Kong	—	1,977,105	—	1,977,105

Italy	1,756,845	2,859,937	—	4,616,782

Japan	—	16,002,822	—	16,002,822

Netherlands	396,859	—	—	396,859

New Zealand	—	2,243,645	—	2,243,645

Portugal	1,393,545	—	—	1,393,545

Singapore	—	313,007	—	313,007

Spain	1,401,995	—	—	1,401,995

Supranational	—	1,475,994	—	1,475,994

Sweden	6,356,537	—	—	6,356,537

Switzerland	2,817,644	—	—	2,817,644

United Kingdom	2,065,788	8,786,927	—	10,852,715

United States	79,165,985	—	—	79,165,985

	$120,121,419	$43,425,955	$—	$163,547,374

Futures*	140,707	—	—	140,707

Total Investments	$120,262,126	$43,425,955	$—	$163,688,081

*	Unrealized appreciation.

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Market risk
Futures contracts(a)	$140,707	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets & Liabilities.

14        Invesco Global Equity Fund

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Futures*

Realized Gain
Market risk	$105,397

Change in Unrealized Appreciation
Market risk	131,980

Total	$237,377

*	The average notional value of futures during the period was $2,559,660.

Open Futures Contracts
	Number of		Notional	Unrealized
Contract	Contracts	Month	Value	Appreciation

Long Contracts
CME E-Mini S&P 500 Index	38	September-2011	$2,499,450	$83,262

Dow Jones EURO STOXX 50 Index	21	September-2011	867,575	33,607

FTSE 100 Index	3	September-2011	284,223	8,820

SGX NIKKEI 225 Index	7	September-2011	426,792	15,018

Total			$4,078,040	$140,707

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $742.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $751 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

15        Invesco Global Equity Fund

  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$58,614,758

December 31, 2017	65,336,393

Total capital loss carryforward	$123,951,151

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $84,716,778 and $100,686,328, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$19,833,070

Aggregate unrealized (depreciation) of investment securities	(3,290,129)

Net unrealized appreciation of investment securities	$16,542,941

Cost of investments for tax purposes is $147,004,433.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	293,545	$3,314,121	626,072	$6,153,988

Class B	26,002	279,166	101,100	923,955

Class C	65,698	696,773	104,533	961,390

Class R	13,005	146,623	33,094	322,070

Class Y	10,598	119,984	41,867	429,928

Institutional Class	31,535	357,861	66,132	647,553

Issued as reinvestment of dividends:
Class A	—	—	138,845	1,466,204

Class B	—	—	6,583	65,703

Class C	—	—	4,967	49,522

Class R	—	—	1,065	11,253

Class Y	—	—	792	8,380

Institutional Class	—	—	36,629	391,559

Automatic conversion of Class B shares to Class A shares:
Class A	106,110	1,207,890	326,040	3,176,549

Class B	(112,459)	(1,207,890)	(346,199)	(3,176,549)

Reacquired:(b)
Class A	(1,603,929)	(18,061,604)	(3,874,643)	(37,671,663)

Class B	(153,005)	(1,624,300)	(517,309)	(4,713,994)

Class C	(168,246)	(1,777,020)	(404,447)	(3,728,192)

Class R	(14,766)	(166,959)	(18,369)	(177,629)

Class Y	(12,695)	(142,050)	(44,418)	(429,467)

Institutional Class	(40,278)	(454,987)	(222,959)	(2,141,657)

Net increase (decrease) in share activity	(1,558,885)	$(17,312,392)	(3,940,625)	$(37,431,097)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $1,363 and $5,561 allocated among the classes based on relative net assets of each class for the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.

16        Invesco Global Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	distributions	of period(a)	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/11	$10.74	$0.16	(d)	$0.75	$0.91	$—	$—	$—	$11.65	8.47%	$120,609	1.54	%(e)	1.54	%(e)	2.89	%(e)	51%
Year ended 12/31/10	9.63	0.11	(d)	1.14	1.25	(0.14)	—	(0.14)	10.74	13.00	124,102	1.61		1.61		1.09		74
Year ended 12/31/09	7.70	0.09	(d)	2.02	2.11	(0.18)	—	(0.18)	9.63	27.47	138,058	1.66		1.66		1.13		72
Year ended 12/31/08	14.81	0.15	(d)	(6.67)	(6.52)	(0.03)	(0.56)	(0.59)	7.70	(43.90)	132,058	1.54		1.54		1.22		114
Year ended 12/31/07	16.47	0.22	(d)	0.63	0.85	(0.31)	(2.20)	(2.51)	14.81	5.19	317,181	1.39		1.49		1.27		160
Year ended 12/31/06	15.54	0.19		2.73	2.92	(0.20)	(1.79)	(1.99)	16.47	18.88	324,111	1.45		1.64		1.09		166

Class B
Six months ended 06/30/11	10.15	0.11	(d)	0.71	0.82	—	—	—	10.97	8.08	12,905	2.29	(e)	2.29	(e)	2.14	(e)	51
Year ended 12/31/10	9.09	0.03	(d)	1.08	1.11	(0.05)	—	(0.05)	10.15	12.18	14,370	2.36		2.36		0.34		74
Year ended 12/31/09	7.21	0.03	(d)	1.88	1.91	(0.03)	—	(0.03)	9.09	26.50	19,741	2.41		2.41		0.38		72
Year ended 12/31/08	14.04	0.06	(d)	(6.30)	(6.24)	(0.03)	(0.56)	(0.59)	7.21	(44.32)	22,770	2.29		2.29		0.47		114
Year ended 12/31/07	15.73	0.09	(d)	0.59	0.68	(0.17)	(2.20)	(2.37)	14.04	4.33	78,326	2.14		2.24		0.52		160
Year ended 12/31/06	14.92	0.06		2.62	2.68	(0.08)	(1.79)	(1.87)	15.73	18.02	100,141	2.20		2.39		0.34		166

Class C
Six months ended 06/30/11	10.13	0.11	(d)	0.71	0.82	—	—	—	10.95	8.10	11,344	2.29	(e)	2.29	(e)	2.14	(e)	51
Year ended 12/31/10	9.08	0.03	(d)	1.07	1.10	(0.05)	—	(0.05)	10.13	12.09	11,535	2.36		2.36		0.34		74
Year ended 12/31/09	7.20	0.03	(d)	1.88	1.91	(0.03)	—	(0.03)	9.08	26.54	13,008	2.41		2.41		0.38		72
Year ended 12/31/08	14.02	0.06	(d)	(6.29)	(6.23)	(0.03)	(0.56)	(0.59)	7.20	(44.30)	13,575	2.29		2.29		0.47		114
Year ended 12/31/07	15.71	0.09	(d)	0.59	0.68	(0.17)	(2.20)	(2.37)	14.02	4.35	40,480	2.14		2.24		0.52		160
Year ended 12/31/06	14.89	0.06		2.63	2.69	(0.08)	(1.79)	(1.87)	15.71	18.12	41,261	2.20		2.39		0.34		166

Class R
Six months ended 06/30/11	10.74	0.15	(d)	0.75	0.90	—	—	—	11.64	8.38	1,221	1.79	(e)	1.79	(e)	2.64	(e)	51
Year ended 12/31/10	9.63	0.08	(d)	1.14	1.22	(0.11)	—	(0.11)	10.74	12.68	1,146	1.86		1.86		0.84		74
Year ended 12/31/09	7.68	0.07	(d)	2.01	2.08	(0.13)	—	(0.13)	9.63	27.14	875	1.91		1.91		0.88		72
Year ended 12/31/08	14.81	0.11	(d)	(6.65)	(6.54)	(0.03)	(0.56)	(0.59)	7.68	(44.03)	607	1.79		1.79		0.97		114
Year ended 12/31/07	16.46	0.18	(d)	0.63	0.81	(0.26)	(2.20)	(2.46)	14.81	4.97	488	1.64		1.74		1.02		160
Year ended 12/31/06	15.53	0.12		2.76	2.88	(0.16)	(1.79)	(1.95)	16.46	18.62	170	1.70		1.89		0.84		166

Class Y
Six months ended 06/30/11	10.76	0.18	(d)	0.75	0.93	—	—	—	11.69	8.64	757	1.29	(e)	1.29	(e)	3.14	(e)	51
Year ended 12/31/10	9.65	0.13	(d)	1.15	1.28	(0.17)	—	(0.17)	10.76	13.27	720	1.36		1.36		1.34		74
Year ended 12/31/09	7.71	0.12	(d)	2.01	2.13	(0.19)	—	(0.19)	9.65	27.69	662	1.41		1.41		1.38		72
Year ended 12/31/08(f)	10.46	0.03	(d)	(2.19)	(2.16)	(0.03)	(0.56)	(0.59)	7.71	(20.46)	183	1.53	(g)	1.53	(g)	1.23	(g)	114

Institutional Class
Six months ended 06/30/11	10.88	0.20	(d)	0.76	0.96	—	—	—	11.84	8.82	20,319	0.96	(e)	0.96	(e)	3.47	(e)	51
Year ended 12/31/10	9.77	0.17	(d)	1.17	1.34	(0.23)	—	(0.23)	10.88	13.76	18,770	0.97		0.97		1.73		74
Year ended 12/31/09	7.81	0.16	(d)	2.06	2.22	(0.26)	—	(0.26)	9.77	28.47	18,031	0.86		0.86		1.93		72
Year ended 12/31/08	14.94	0.22	(d)	(6.76)	(6.54)	(0.03)	(0.56)	(0.59)	7.81	(43.64)	12,864	1.07		1.07		1.69		114
Year ended 12/31/07	16.60	0.29	(d)	0.63	0.92	(0.38)	(2.20)	(2.58)	14.94	5.58	79,762	0.99		1.67		1.67		160
Year ended 12/31/06	15.64	0.23		2.79	3.02	(0.27)	(1.79)	(2.06)	16.60	19.40	66,018	1.03		1.22		1.50		166

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $122,148, $13,796, $11,436, $1,211, $738 and $19,653 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

17        Invesco Global Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,084.70	$7.96	$1,017.16	$7.70	1.54%

B	1,000.00	1,080.80	11.81	1,013.44	11.43	2.29

C	1,000.00	1,081.00	11.82	1,013.44	11.43	2.29

R	1,000.00	1,083.80	9.25	1,015.92	8.95	1.79

Y	1,000.00	1,086.40	6.67	1,018.40	6.46	1.29

Institutional	1,000.00	1,088.20	4.97	1,020.03	4.81	0.96

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Global Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Global Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are

19        Invesco Global Equity Fund

appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Deutschland GmbH currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the fund was below the performance of the Index for the one, three and five year periods. The Board also noted that Invesco Advisers appointed an affiliated sub-advisor to manage the Fund’s assets on May 1, 2008. Invesco Advisers advised the Board that the Fund was managed consistently with its mandate and that quantitative managers have generally underperformed fundamental managers since 2007 and that the Fund’s stock selection model either was at odds with or did not capture rallies in the market in 2009 and 2010. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A share of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.
  The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20        Invesco Global Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
GEQ-SAR-1           Invesco Distributors, Inc.

Invesco Income Allocation Fund
Semiannual Report to Shareholders ▪ June 30, 2011
Nasdaq:
A: ALAAX ▪ B: BLIAX ▪ C: CLIAX ▪ R: RLIAX ▪ Y: ALAYX ▪ Institutional: ILAAX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.37%

Class B Shares	3.97

Class C Shares	3.97

Class R Shares	4.13

Class Y Shares	4.39

Institutional Class Shares	4.50

S&P 500 Index▼ (Broad Market Index)	6.01

Custom Income Allocation Index▪ (Style-Specific Index)	4.37

Lipper Mixed-Asset Target Allocation Conservative Funds Index▼ (Peer Group Index)	3.73

▼Lipper Inc.; ▪Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Custom Income Allocation Index, created by Invesco to serve as a benchmark for Invesco Income Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays Capital U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the U.S. stock market.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of U.S. REITs.
     The Barclays Capital U.S. Universal Index represents the union of the Barclays Capital U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index and the non-ERISA portion of the CMBS Index.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Income Allocation Fund

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)		4.09%

5	Years	3.57

1	Year	7.67

Class B Shares

Inception (10/31/05)		4.20%

5	Years	3.65

1	Year	8.02

Class C Shares

Inception (10/31/05)		4.35%

5	Years	3.96

1	Year	12.02

Class R Shares

Inception (10/31/05)		4.86%

5	Years	4.49

1	Year	13.60

Class Y Shares

Inception		5.26%

5	Years	4.90

1	Year	14.17

Institutional Class Shares

Inception (10/31/05)		5.40%

5	Years	5.02

1	Year	14.17
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 0.88%, 1.63%, 1.63%, 1.13%, 0.63% and 0.63%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.27%, 2.02%, 2.02%, 1.52%, 1.02% and 0.93%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses, performance would have been lower.
1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2012. See current prospectus for more information.
2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.60% for Invesco Income Allocation Fund.

3 Invesco Income Allocation Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals – a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
4 Invesco Income Allocation Fund

Schedule of Investments

June 30, 2011
(Unaudited)

Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.05%(a)

						Change in
	% of				Transactions	Unrealized	Realized
	Net	Value	Purchases	Proceeds	in Connection	Appreciation	Gain	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	with Acquisitions	(Depreciation)	(Loss)	Income	06/30/11	06/30/11

Domestic Equity Funds–23.42%
Invesco Diversified Dividend Fund	15.29%	$12,944,748	$1,108,063	$(916,713)	$—	$791,277	$(119,668)	$130,850	1,071,195	$13,807,707

Invesco Utilities Fund	8.13%	6,841,963	625,528	(752,494)	—	739,030	(115,415)	104,348	449,946	7,338,612

Total Domestic Equity Funds		19,786,711	1,733,591	(1,669,207)	—	1,530,307	(235,083)	235,198	1,521,141	21,146,319

Fixed-Income Funds–64.56%
Invesco Core Bond Fund	—%	14,125,012	1,208,306	(564,798)	(15,693,633)	1,006,647	(81,534)	282,495	—	—

Invesco Core Plus Bond Fund	17.37%	—	932,098	(102,822)	15,693,633	(827,724)	(14,161)	30,339	1,489,176	15,681,024

Invesco Floating Rate Fund	6.97%	5,872,142	680,577	(278,224)	—	56,958	(44,666)	145,440	810,153	6,286,787

Invesco High Yield Fund	13.93%	12,112,809	1,387,448	(883,935)	—	21,562	(59,833)	475,386	2,973,535	12,578,051

Invesco Income Fund	—%	7,043,754	639,110	(283,563)	(8,098,797)	766,464	(66,968)	189,430	—	—

Invesco International Total Return Fund	4.96%	4,259,952	371,757	(401,464)	—	208,031	40,461	46,019	386,765	4,478,737

Invesco Short Term Bond Fund	5.96%	4,760,146	845,780	(224,580)	—	26,332	(27,623)	61,088	618,397	5,380,055

Invesco U.S. Government Fund	6.95%	5,552,137	970,238	(261,383)	—	1,320	11,051	95,647	698,593	6,273,363

Invesco Van Kampen Corporate Bond	8.42%	—	209,142	(50,563)	8,098,797	(642,112)	(11,795)	24,815	1,119,804	7,603,469

Total Fixed-Income Funds		53,725,952	7,244,456	(3,051,332)	—	617,478	(255,068)	1,350,659	8,096,423	58,281,486

Foreign Equity Funds–5.01%
Invesco International Core Equity Fund	5.01%	4,547,522	325,738	(491,132)	—	323,808	(185,411)	—	394,117	4,520,525

Real Estate Funds–7.06%
Invesco Select Real Estate Income Fund	7.06%	5,945,519	575,781	(448,014)	—	340,943	(41,007)	119,748	745,406	6,373,222

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $88,866,535)	100.05%	84,005,704	9,879,566	(5,659,685)	—	2,812,536	(716,569)	1,705,605		90,321,552

OTHER ASSETS LESS LIABILITIES	(0.05)%									(47,573)

NET ASSETS	100.00%									$90,273,979

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

Portfolio Composition

By asset class, based on Net Assets
as of June 30, 2011

		% of Total Net Assets
Asset Class	Target Allocation Range	As of 06/30/11

Intermediate Term Taxable Investment Grade	38.00%	37.70%

Taxable Non-Investment Grade	21.00	20.90

Large Cap Blend	15.00	15.29

Sector	8.00	8.13

Real Estate	7.00	7.06

Short-Term Taxable Investment Grade	6.00	5.96

International/Global Blend	5.00	5.01

Other Assets Less Liabilities		(0.05)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $88,866,535)	$90,321,552

Receivable for fund shares sold	151,491

Investment for trustee deferred compensation and retirement plans	12,073

Other assets	25,624

Total assets	90,510,740

Liabilities:
Payable for:
Investments purchased	54,580

Fund shares reacquired	79,252

Accrued fees to affiliates	59,485

Accrued other operating expenses	26,834

Trustee deferred compensation and retirement plans	16,610

Total liabilities	236,761

Net assets applicable to shares outstanding	$90,273,979

Net assets consist of:
Shares of beneficial interest	$101,012,236

Undistributed net investment income	220,522

Undistributed net realized gain (loss)	(12,413,796)

Unrealized appreciation	1,455,017

$90,273,979

Net Assets:
Class A	$61,663,064

Class B	$6,971,415

Class C	$19,574,822

Class R	$1,100,706

Class Y	$931,372

Institutional Class	$32,600

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,242,229

Class B	705,012

Class C	1,979,460

Class R	111,352

Class Y	94,263

Institutional Class	3,300

Class A:
Net asset value per share	$9.88

Maximum offering price per share (Net asset value of $9.88 divided by 94.50%)	$10.46

Class B:
Net asset value and offering price per share	$9.89

Class C:
Net asset value and offering price per share	$9.89

Class R:
Net asset value and offering price per share	$9.88

Class Y:
Net asset value and offering price per share	$9.88

Institutional Class:
Net asset value and offering price per share	$9.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$1,705,605

Other income	55

Total investment income	1,705,660

Expenses:
Administrative services fees	24,795

Custodian fees	3,818

Distribution fees:
Class A	73,386

Class B	34,613

Class C	97,879

Class R	2,716

Transfer agent fees — A, B, C, R and Y	70,943

Transfer agent fees — Institutional	12

Trustees’ and officers’ fees and benefits	9,474

Registration and filing fees	34,754

Other	33,948

Total expenses	386,338

Less: Expenses reimbursed and expense offset arrangement(s)	(164,752)

Net expenses	221,586

Net investment income	1,484,074

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(716,569)

Change in net unrealized appreciation of affiliated underlying fund shares	2,812,536

Net gain from affiliated underlying funds	2,095,967

Net increase in net assets resulting from operations	$3,580,041

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$1,484,074	$3,163,512

Net realized gain (loss)	(716,569)	(2,204,757)

Change in net unrealized appreciation	2,812,536	6,519,154

Net increase in net assets resulting from operations	3,580,041	7,477,909

Distributions to shareholders from net investment income:
Class A	(1,079,656)	(2,117,104)

Class B	(101,553)	(220,994)

Class C	(280,434)	(675,031)

Class R	(18,384)	(35,041)

Class Y	(19,272)	(24,386)

Institutional Class	(517)	(463)

Total distributions from net investment income	(1,499,816)	(3,073,019)

Share transactions–net:
Class A	4,724,472	3,325,615

Class B	(11,695)	(121,734)

Class C	(706,030)	(2,195,003)

Class R	(3,989)	309,294

Class Y	155,312	273,738

Institutional Class	21,180	331

Net increase in net assets resulting from share transactions	4,179,250	1,592,241

Net increase in net assets	6,259,475	5,997,131

Net assets:
Beginning of period	84,014,504	78,017,373

End of period (includes undistributed net investment income of $220,522 and $236,264, respectively)	$90,273,979	$84,014,504

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is current income and, secondarily, growth of capital. The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010,

8        Invesco Income Allocation Fund

new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

9        Invesco Income Allocation Fund

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to reimburse expenses to the extent necessary to limit total annual operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.28%, 1.03%, 1.03%, 0.53%, 0.03% and 0.03% of average daily net assets, respectively. In determining Advisor’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.
  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Funds directly but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Funds.
  For the six months ended June 30, 2011, the Adviser reimbursed fund level expenses of $93,798 and reimbursed class level expenses of $47,657, $5,619, $15,890, $882, $732 and $12 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All

10        Invesco Income Allocation Fund

fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $21,099 in front-end sales commissions from the sale of Class A shares and $107, $8,486 and $1,021 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$90,321,552	$—	$—	$90,321,552

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $162.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $690 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

11        Invesco Income Allocation Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$1,851,625

December 31, 2017	2,118,568

December 31, 2018	454,222

Total capital loss carryforward	$4,424,415

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $9,879,566 and $5,659,685, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(5,817,794)

Net unrealized appreciation (depreciation) of investment securities	$(5,817,794)

Cost of investments for tax purposes is $96,139,346.

12        Invesco Income Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30,2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	1,142,836	$11,253,240	1,701,479	$15,997,414

Class B	148,615	1,460,799	289,423	2,714,608

Class C	245,858	2,422,486	355,379	3,335,373

Class R	24,448	240,339	43,661	412,075

Class Y	43,845	431,963	37,440	361,393

Institutional Class	2,136	20,991	—	—

Issued as reinvestment of dividends:
Class A	87,673	858,351	190,356	1,779,503

Class B	8,884	87,058	21,027	196,766

Class C	23,188	227,234	60,937	570,120

Class R	1,877	18,384	3,741	35,041

Class Y	1,705	16,686	2,348	21,989

Institutional Class	20	189	36	331

Automatic conversion of Class B shares to Class A shares:
Class A	65,573	648,390	115,582	1,083,978

Class B	(65,553)	(648,390)	(115,576)	(1,083,978)

Reacquired:
Class A	(814,982)	(8,035,509)	(1,657,959)	(15,535,280)

Class B	(92,520)	(911,162)	(208,942)	(1,949,130)

Class C	(340,839)	(3,355,750)	(648,251)	(6,100,496)

Class R	(26,654)	(262,712)	(14,612)	(137,822)

Class Y	(29,800)	(293,337)	(11,595)	(109,644)

Net increase in share activity	426,310	$4,179,250	164,474	$1,592,241

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13        Invesco Income Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses) on								to average		to average net		Ratio of net
	Net asset			securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	distributions	of period	return(a)	(000s omitted)	absorbed(b)		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/11	$9.64	$0.18	(d)	$0.24	$0.42	$(0.18)	$—	$(0.18)	$9.88	4.37%	$61,663	0.28	%(e)	0.66	%(e)	3.63	%(e)	6%
Year ended 12/31/10	9.13	0.40	(d)	0.50	0.90	(0.39)	—	(0.39)	9.64	10.02	55,556	0.28		0.67		4.22		16
Year ended 12/31/09	7.94	0.41	(d)	1.19	1.60	(0.41)	—	(0.41)	9.13	20.80	49,394	0.28		0.74		4.94		20
Year ended 12/31/08	10.60	0.55	(d)	(2.46)	(1.91)	(0.55)	(0.20)	(0.75)	7.94	(18.88)	43,926	0.28		0.67		5.69		27
Year ended 12/31/07	10.85	0.54	(d)	(0.17)	0.37	(0.47)	(0.15)	(0.62)	10.60	3.40	60,193	0.28		0.70		4.92		10
Year ended 12/31/06	10.12	0.39		0.75	1.14	(0.39)	(0.02)	(0.41)	10.85	11.48	21,022	0.29		1.96		4.86		21

Class B
Six months ended 06/30/11	9.65	0.14	(d)	0.24	0.38	(0.14)	—	(0.14)	9.89	3.97	6,971	1.03	(e)	1.41	(e)	2.88	(e)	6
Year ended 12/31/10	9.13	0.33	(d)	0.51	0.84	(0.32)	—	(0.32)	9.65	9.31	6,811	1.03		1.42		3.47		16
Year ended 12/31/09	7.95	0.35	(d)	1.18	1.53	(0.35)	—	(0.35)	9.13	19.74	6,573	1.03		1.49		4.19		20
Year ended 12/31/08	10.61	0.48	(d)	(2.46)	(1.98)	(0.48)	(0.20)	(0.68)	7.95	(19.46)	7,177	1.03		1.42		4.94		27
Year ended 12/31/07	10.86	0.46	(d)	(0.17)	0.29	(0.39)	(0.15)	(0.54)	10.61	2.62	11,412	1.03		1.45		4.17		10
Year ended 12/31/06	10.12	0.31		0.76	1.07	(0.31)	(0.02)	(0.33)	10.86	10.74	6,018	1.04		2.71		4.11		21

Class C
Six months ended 06/30/11	9.65	0.14	(d)	0.24	0.38	(0.14)	—	(0.14)	9.89	3.97	19,575	1.03	(e)	1.41	(e)	2.88	(e)	6
Year ended 12/31/10	9.14	0.33	(d)	0.50	0.83	(0.32)	—	(0.32)	9.65	9.18	19,802	1.03		1.42		3.47		16
Year ended 12/31/09	7.95	0.35	(d)	1.19	1.54	(0.35)	—	(0.35)	9.14	19.87	20,859	1.03		1.49		4.19		20
Year ended 12/31/08	10.61	0.48	(d)	(2.46)	(1.98)	(0.48)	(0.20)	(0.68)	7.95	(19.47)	19,324	1.03		1.42		4.94		27
Year ended 12/31/07	10.86	0.46	(d)	(0.17)	0.29	(0.39)	(0.15)	(0.54)	10.61	2.62	25,286	1.03		1.45		4.17		10
Year ended 12/31/06	10.12	0.31		0.76	1.07	(0.31)	(0.02)	(0.33)	10.86	10.74	9,905	1.04		2.71		4.11		21

Class R
Six months ended 06/30/11	9.65	0.17	(d)	0.23	0.40	(0.17)	—	(0.17)	9.88	4.13	1,101	0.53	(e)	0.91	(e)	3.38	(e)	6
Year ended 12/31/10	9.13	0.37	(d)	0.51	0.88	(0.36)	—	(0.36)	9.65	9.86	1,078	0.53		0.92		3.97		16
Year ended 12/31/09	7.95	0.39	(d)	1.18	1.57	(0.39)	—	(0.39)	9.13	20.34	721	0.53		0.99		4.69		20
Year ended 12/31/08	10.61	0.52	(d)	(2.45)	(1.93)	(0.53)	(0.20)	(0.73)	7.95	(19.06)	419	0.53		0.92		5.44		27
Year ended 12/31/07	10.86	0.51	(d)	(0.17)	0.34	(0.44)	(0.15)	(0.59)	10.61	3.14	394	0.53		0.95		4.67		10
Year ended 12/31/06	10.11	0.43		0.70	1.13	(0.36)	(0.02)	(0.38)	10.86	11.41	107	0.54		2.21		4.61		21

Class Y
Six months ended 06/30/11	9.65	0.19	(d)	0.23	0.42	(0.19)	—	(0.19)	9.88	4.39	931	0.03	(e)	0.41	(e)	3.88	(e)	6
Year ended 12/31/10	9.13	0.42	(d)	0.51	0.93	(0.41)	—	(0.41)	9.65	10.42	757	0.03		0.42		4.47		16
Year ended 12/31/09	7.94	0.44	(d)	1.18	1.62	(0.43)	—	(0.43)	9.13	21.10	459	0.03		0.49		5.19		20
Year ended 12/31/08(f)	8.93	0.12	(d)	(0.94)	(0.82)	(0.17)	—	(0.17)	7.94	(9.14)	234	0.03	(g)	0.57	(g)	5.94	(g)	27

Institutional Class
Six months ended 06/30/11	9.64	0.19	(d)	0.24	0.43	(0.19)	—	(0.19)	9.88	4.50	33	0.03	(e)	0.35	(e)	3.88	(e)	6
Year ended 12/31/10	9.13	0.42	(d)	0.50	0.92	(0.41)	—	(0.41)	9.64	10.30	11	0.03		0.33		4.47		16
Year ended 12/31/09	7.94	0.43	(d)	1.19	1.62	(0.43)	—	(0.43)	9.13	21.10	10	0.04		0.39		5.18		20
Year ended 12/31/08	10.60	0.56	(d)	(2.44)	(1.88)	(0.58)	(0.20)	(0.78)	7.94	(18.67)	12	0.04		0.36		5.93		27
Year ended 12/31/07	10.85	0.57	(d)	(0.17)	0.40	(0.50)	(0.15)	(0.65)	10.60	3.66	10	0.03		0.33		5.17		10
Year ended 12/31/06	10.11	0.53		0.65	1.18	(0.42)	(0.02)	(0.44)	10.85	11.87	57	0.03		1.58		5.11		21

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.60%, 0.62%, 0.71%, 0.69% and 0.64% for the years ended December 31, 2010, December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $59,195, $6,980, $19,738, $1,095, $910 and $24 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 2, 2008.
(g)	Annualized.

14        Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011, through June 30, 2011.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,043.70	$1.42	$1,023.41	$1.40	0.28%

B	1,000.00	1,039.70	5.21	1,019.69	5.16	1.03

C	1,000.00	1,039.70	5.21	1,019.69	5.16	1.03

R	1,000.00	1,041.30	2.68	1,022.17	2.66	0.53

Y	1,000.00	1,043.90	0.15	1,024.65	0.15	0.03

Institutional	1,000.00	1,045.00	0.15	1,024.65	0.15	0.03

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15        Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Income Allocation Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional

16        Invesco Income Allocation Fund

resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers
  The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this expense limitation would have on the Fund’s estimated total expenses.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

17        Invesco Income Allocation Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

INCAL-SAR-1	Invesco Distributors, Inc.

Invesco International Allocation Fund
Semiannual Report to Shareholders ▪ June 30, 2011
Nasdaq:
A: AINAX ▪ B: INABX ▪ C: INACX ▪ R: RINAX ▪ Y: AINYX ▪ Institutional: INAIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.75%

Class B Shares	4.41

Class C Shares	4.31

Class R Shares	4.57

Class Y Shares	4.85

Institutional Class Shares	4.93

MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	4.98

Lipper International Multi-Cap Core Funds Index▼ (Peer Group Index)	4.48

▼ Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charges

Class A Shares

Inception (10/31/05)	4.58%

5 Years	1.68

1 Year	23.40

Class B Shares

Inception (10/31/05)	4.71%

5 Years	1.77

1 Year	24.63

Class C Shares

Inception (10/31/05)	4.84%

5 Years	2.07

1 Year	28.51

Class R Shares

Inception (10/31/05)	5.37%

5 Years	2.59

1 Year	30.17

Class Y Shares

Inception	5.76%

5 Years	2.98

1 Year	30.82

Institutional Class Shares

Inception (10/31/05)	5.91%

5 Years	3.11

1 Year	30.80

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.31%, 2.06%, 2.06%, 1.56%, 1.06% and 1.04%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.52%, 2.27%, 2.27%, 1.77%, 1.27% and 1.04%, respectively.2 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, B, C, R and Y shares, performance would have been lower.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2012. See current prospectus for more information.

2	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.88% for Invesco International Allocation Fund.

2Invesco International Allocation Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.

3Invesco International Allocation Fund

Schedule of Investments

June 30, 2011
(Unaudited)

Invesco International Allocation Fund
Schedule of Investments in Affiliated Issuers–100.03%(a)

					Change in
	% of				Unrealized
	Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/11	06/30/11

Foreign Equity Funds–99.82%
Invesco Developing Markets Fund	4.99%	$10,679,901	$198,609	$(610,632)	$49,618	$61,700	$—	310,012	$10,379,196

Invesco International Core Equity Fund	34.95%	72,926,975	1,850,202	(4,274,424)	3,451,380	(1,232,189)	—	6,340,187	72,721,944

Invesco International Growth Fund	22.57%	46,667,953	573,134	(3,326,786)	3,237,165	(185,242)	—	1,577,106	46,966,224

Invesco International Small Company Fund	9.99%	23,198,447	254,727	(3,916,217)	3,225,671	(1,972,008)	—	1,054,291	20,790,620

PowerShares International Dividend Achievers Portfolio–ETF	27.32%	54,532,047	2,176,751	(2,496,055)	2,853,033	(228,201)	886,766	3,521,535	56,837,575

Total Foreign Equity Funds		208,005,323	5,053,423	(14,624,114)	12,816,867	(3,555,940)	886,766	12,803,131	207,695,559

Money Market Funds–0.21%
Liquid Assets Portfolio	0.10%	734,287	4,176,612	(4,692,484)	—	—	142	218,415	218,415

Premier Portfolio	0.11%	734,287	4,176,612	(4,692,484)	—	—	74	218,415	218,415

Total Money Market Funds		1,468,574	8,353,224	(9,384,968)	—	—	216	436,830	436,830

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $217,683,742)	100.03%	209,473,897	13,406,647	(24,009,082)	12,816,867	(3,555,940)	886,982		208,132,389

OTHER ASSETS LESS LIABILITIES	(0.03)%								(63,346)

NET ASSETS	100.00%								$208,069,043

Investment Abbreviations:

ETF	– Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

Portfolio Composition

By asset class, based on Net Assets
as of June 30, 2011

	% TNA	Market	% TNA		% TNA
Investment Style	(as of 6/30/11)	Capitalization	(as of 6/30/11)	Asset Exposure	(as of 6/30/11)

Growth	26.47%	Large	70.48%	Developed Markets	78.27%

Blend	27.84	Mid	16.72	Emerging Markets	17.63

Value	45.69	Small	12.80	Cash	4.10

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco International Allocation Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $217,683,742)	$208,132,389

Cash	158,324

Receivable for:
Investments sold	48,098

Fund shares sold	236,179

Dividends — affiliated underlying funds	64

Investment for trustee deferred compensation and retirement plans	12,899

Other assets	25,455

Total assets	208,613,408

Liabilities:
Payable for:
Fund shares reacquired	297,758

Accrued fees to affiliates	178,602

Accrued other operating expenses	39,318

Trustee deferred compensation and retirement plans	28,687

Total liabilities	544,365

Net assets applicable to shares outstanding	$208,069,043

Net assets consist of:
Shares of beneficial interest	$295,862,034

Undistributed net investment income	2,828,862

Undistributed net realized gain (loss)	(81,070,500)

Unrealized appreciation (depreciation)	(9,551,353)

$208,069,043

Net Assets:
Class A	$144,202,925

Class B	$15,961,528

Class C	$37,365,117

Class R	$5,461,610

Class Y	$4,956,732

Institutional Class	$121,131

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	13,631,929

Class B	1,534,006

Class C	3,591,828

Class R	519,022

Class Y	467,931

Institutional Class	11,387

Class A:
Net asset value per share	$10.58

Maximum offering price per share (Net asset value of $10.58 divided by 94.50%)	$11.20

Class B:
Net asset value and offering price per share	$10.41

Class C:
Net asset value and offering price per share	$10.40

Class R:
Net asset value and offering price per share	$10.52

Class Y:
Net asset value and offering price per share	$10.59

Institutional Class:
Net asset value and offering price per share	$10.64

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Allocation Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$886,982

Other income	59

Total investment income	887,041

Expenses:
Administrative services fees	24,794

Custodian fees	4,828

Distribution fees:
Class A	177,541

Class B	83,286

Class C	192,908

Class R	13,807

Transfer agent fees — A, B, C, R and Y	289,942

Transfer agent fees — Institutional	41

Trustees’ and officers’ fees and benefits	10,937

Other	84,284

Total expenses	882,368

Less: Expenses reimbursed and expense offset arrangement(s)	(228,105)

Net expenses	654,263

Net investment income	232,778

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(3,555,940)

Change in net unrealized appreciation of affiliated underlying fund shares	12,816,867

Net gain from affiliated underlying funds	9,260,927

Net increase in net assets resulting from operations	$9,493,705

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$232,778	$2,638,105

Net realized gain (loss)	(3,555,940)	(13,591,939)

Change in net unrealized appreciation	12,816,867	32,541,619

Net increase in net assets resulting from operations	9,493,705	21,587,785

Distributions to shareholders from net investment income:
Class A	—	(2,762,003)

Class B	—	(230,723)

Class C	—	(532,336)

Class R	—	(100,816)

Class Y	—	(110,839)

Institutional Class	—	(1,958)

Total distributions from net investment income	—	(3,738,675)

Share transactions–net:
Class A	(2,748,154)	(20,760,576)

Class B	(2,110,578)	(3,436,850)

Class C	(4,341,393)	(5,655,560)

Class R	(474,259)	545,401

Class Y	(242,934)	599,563

Institutional Class	27,001	15,365

Net increase (decrease) in net assets resulting from share transactions	(9,890,317)	(28,692,657)

Net increase (decrease) in net assets	(396,612)	(10,843,547)

Net assets:
Beginning of period	208,465,655	219,309,202

End of period (includes undistributed net investment income of $2,828,862 and $2,596,084, respectively)	$208,069,043	$208,465,655

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide long-term growth of capital. The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Aim Advisors, Inc. (the “Advisor” or “Invesco Aim”). The Advisor may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010,

7        Invesco International Allocation Fund

new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

8        Invesco International Allocation Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.43%, 1.18%, 1.18%, 0.68%, 0.18% and 0.18%, respectively, of average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  Acquired Fund Fees and Expenses are not fees and expenses incurred by the Funds directly but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Funds.
  For the six months ended June 30, 2011, the Adviser reimbursed class level expenses of $155,279, $18,211, $42,180, $6,038, $5,404 and $12 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $349.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All

9        Invesco International Allocation Fund

fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $31,890 in front-end sales commissions from the sale of Class A shares and $0, $17,355 and $775 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$208,132,389	$—	$—	$208,132,389

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $632.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $778 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

10        Invesco International Allocation Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$27,122,541

December 31, 2017	23,283,288

December 31, 2018	9,317,140

Total capital loss carryforward	$59,722,969

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $5,053,423 and $14,624,114, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,681,356

Aggregate unrealized (depreciation) of investment securities	(31,667,864)

Net unrealized appreciation (depreciation) of investment securities	$(26,986,508)

Cost of investments for tax purposes is $235,118,897.

11        Invesco International Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30,2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	1,391,527	$14,494,836	2,512,749	$23,354,511

Class B	42,915	440,717	247,830	2,263,386

Class C	202,509	2,076,161	504,814	4,640,871

Class R	71,869	745,745	160,100	1,456,846

Class Y	51,945	540,262	205,549	2,005,439

Institutional Class	2,592	27,001	1,565	15,000

Issued as reinvestment of dividends:
Class A	—	—	249,834	2,468,356

Class B	—	—	22,075	215,451

Class C	—	—	50,868	496,468

Class R	—	—	10,173	100,109

Class Y	—	—	9,894	97,748

Institutional Class	—	—	180	1,781

Automatic conversion of Class B shares to Class A shares:
Class A	91,102	954,493	180,311	1,658,417

Class B	(92,455)	(954,493)	(183,043)	(1,658,417)

Reacquired:(b)
Class A	(1,752,213)	(18,197,483)	(5,240,535)	(48,241,860)

Class B	(155,383)	(1,596,802)	(469,919)	(4,257,270)

Class C	(625,658)	(6,417,554)	(1,197,918)	(10,792,899)

Class R	(117,573)	(1,220,004)	(110,682)	(1,011,554)

Class Y	(75,651)	(783,196)	(162,435)	(1,503,624)

Institutional Class	—	—	(141)	(1,416)

Net increase (decrease) in share activity	(964,474)	$(9,890,317)	(3,208,731)	$(28,692,657)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $852 and $5,852 allocated among the classes based on relative net assets of each class for the six months ended June 30, 2011 and the year ended December 31, 2010, respectively.

12        Invesco International Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Ratio of
											Ratio of		expenses
			Net gains								expenses		to average net
			(losses) on								to average		assets without		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		fee waivers		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		and/or		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed(d)		absorbed		net assets		turnover(e)

Class A
Six months ended 06/30/11	$10.10	$0.02	$0.46	$0.48	$—	$—	$—	$10.58	4.75%	$144,203	0.43	%(f)	0.65	%(f)	0.42	%(f)	2%
Year ended 12/31/10	9.20	0.14	0.96	1.10	(0.20)	—	(0.20)	10.10	12.04	140,375	0.43		0.64		1.50		6
Year ended 12/31/09	6.79	0.17	2.45	2.62	(0.21)	—	(0.21)	9.20	38.68	148,986	0.44		0.76		2.22		11
Year ended 12/31/08	14.14	0.18	(6.43)	(6.25)	(0.01)	(1.09)	(1.10)	6.79	(44.27)	120,847	0.44		0.65		1.56		38
Year ended 12/31/07	13.29	0.32	1.05	1.37	(0.26)	(0.26)	(0.52)	14.14	10.37	280,140	0.44		0.60		2.25		2
Year ended 12/31/06	10.71	0.42	2.41	2.83	(0.23)	(0.02)	(0.25)	13.29	26.42	129,474	0.44		0.84		3.36		2

Class B
Six months ended 06/30/11	9.97	(0.02)	0.46	0.44	—	—	—	10.41	4.41	15,962	1.18	(f)	1.40	(f)	(0.33	)(f)	2
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	—	(0.13)	9.97	11.18	17,336	1.18		1.39		0.75		6
Year ended 12/31/09	6.68	0.11	2.40	2.51	(0.10)	—	(0.10)	9.09	37.68	19,284	1.19		1.51		1.47		11
Year ended 12/31/08	14.06	0.09	(6.37)	(6.28)	(0.01)	(1.09)	(1.10)	6.68	(44.74)	17,571	1.19		1.40		0.81		38
Year ended 12/31/07	13.23	0.21	1.05	1.26	(0.17)	(0.26)	(0.43)	14.06	9.61	40,466	1.19		1.34		1.50		2
Year ended 12/31/06	10.70	0.32	2.41	2.73	(0.18)	(0.02)	(0.20)	13.23	25.50	21,839	1.19		1.59		2.61		2

Class C
Six months ended 06/30/11	9.97	(0.02)	0.45	0.43	—	—	—	10.40	4.31	37,365	1.18	(f)	1.40	(f)	(0.33	)(f)	2
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	—	(0.13)	9.97	11.18	40,020	1.18		1.39		0.75		6
Year ended 12/31/09	6.68	0.11	2.40	2.51	(0.10)	—	(0.10)	9.09	37.68	42,315	1.19		1.51		1.47		11
Year ended 12/31/08	14.05	0.09	(6.36)	(6.27)	(0.01)	(1.09)	(1.10)	6.68	(44.70)	35,579	1.19		1.40		0.81		38
Year ended 12/31/07	13.23	0.21	1.04	1.25	(0.17)	(0.26)	(0.43)	14.05	9.53	89,841	1.19		1.35		1.50		2
Year ended 12/31/06	10.70	0.32	2.41	2.73	(0.18)	(0.02)	(0.20)	13.23	25.50	39,826	1.19		1.59		2.61		2

Class R
Six months ended 06/30/11	10.06	0.01	0.45	0.46	—	—	—	10.52	4.57	5,462	0.68	(f)	0.90	(f)	0.17	(f)	2
Year ended 12/31/10	9.16	0.12	0.96	1.08	(0.18)	—	(0.18)	10.06	11.84	5,679	0.68		0.89		1.25		6
Year ended 12/31/09	6.75	0.15	2.43	2.58	(0.17)	—	(0.17)	9.16	38.38	4,625	0.69		1.01		1.97		11
Year ended 12/31/08	14.12	0.15	(6.42)	(6.27)	(0.01)	(1.09)	(1.10)	6.75	(44.48)	2,980	0.69		0.90		1.31		38
Year ended 12/31/07	13.27	0.29	1.05	1.34	(0.23)	(0.26)	(0.49)	14.12	10.16	4,211	0.69		0.85		2.00		2
Year ended 12/31/06	10.71	0.39	2.40	2.79	(0.21)	(0.02)	(0.23)	13.27	26.07	1,071	0.69		1.09		3.11		2

Class Y
Six months ended 06/30/11	10.10	0.03	0.46	0.49	—	—	—	10.59	4.85	4,957	0.18	(f)	0.40	(f)	0.67	(f)	2
Year ended 12/31/10	9.20	0.16	0.97	1.13	(0.23)	—	(0.23)	10.10	12.29	4,965	0.18		0.39		1.75		6
Year ended 12/31/09	6.80	0.21	2.44	2.65	(0.25)	—	(0.25)	9.20	38.99	4,033	0.19		0.51		2.47		11
Year ended 12/31/08(g)	9.83	0.03	(1.96)	(1.93)	(0.01)	(1.09)	(1.10)	6.80	(19.74)	477	0.19	(h)	0.64	(h)	1.81	(h)	38

Institutional Class
Six months ended 06/30/11	10.16	0.04	0.44	0.48	—	—	—	10.64	4.72	121	0.18	(f)	0.20	(f)	0.67	(f)	2
Year ended 12/31/10	9.23	0.17	0.99	1.16	(0.23)	—	(0.23)	10.16	12.59	89	0.16		0.16		1.77		6
Year ended 12/31/09	6.83	0.19	2.46	2.65	(0.25)	—	(0.25)	9.23	38.90	66	0.18		0.23		2.48		11
Year ended 12/31/08	14.17	0.21	(6.45)	(6.24)	(0.01)	(1.09)	(1.10)	6.83	(44.11)	50	0.15		0.15		1.85		38
Year ended 12/31/07	13.31	0.36	1.05	1.41	(0.29)	(0.26)	(0.55)	14.17	10.66	64	0.17		0.17		2.52		2
Year ended 12/31/06	10.72	0.44	2.41	2.85	(0.24)	(0.02)	(0.26)	13.31	26.64	69	0.18		0.34		3.62		2

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.88%, 0.90%, 0.98%, 0.96% and 1.01% for the years ended December 31, 2010, December 31, 2009, December 31, 2008, December 31, 2007 and December 31, 2006, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $143,210, $16,795, $38,902, $5,569, $4,984 and $110 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(g)	Commencement date of October 3, 2008 for Class Y shares.
(h)	Annualized.

13        Invesco International Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011, through June 30, 2011.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,047.50	$2.18	$1,022.66	$2.16	0.43%

B	1,000.00	1,044.10	5.98	1,018.94	5.91	1.18

C	1,000.00	1,043.10	5.98	1,018.94	5.91	1.18

R	1,000.00	1,045.70	3.45	1,021.42	3.41	0.68

Y	1,000.00	1,048.50	0.91	1,023.90	0.90	0.18

Institutional	1,000.00	1,049.30	0.91	1,023.90	0.90	0.18

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

14        Invesco International Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco International Allocation Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional

15        Invesco International Allocation Fund

resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper International Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one and five year periods and the second quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the effect this expense limitation would have on the Fund’s estimated total expenses.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

16        Invesco International Allocation Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
      Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

INTAL-SAR-1	Invesco Distributors, Inc.

Invesco Mid Cap Core Equity Fund
Semiannual Report to Shareholders ■ June 30, 2011

Nasdaq:
A: GTAGX ■ B: GTABX ■ C: GTACX ■ R: GTARX ■ Y: GTAYX ■
Institutional: GTAVX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.17%

Class B Shares	5.79

Class C Shares	5.80

Class R Shares	6.04

Class Y Shares	6.28

Institutional Class Shares	6.38

S&P 500 Index▼ (Broad Market Index)	6.01

Russell Midcap Index▼ (Style-Specific Index)	8.08

Lipper Mid-Cap Core Funds Index▼ (Peer Group Index)	7.34

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charges

Class A Shares

Inception (6/9/87)	10.98%

10 Years	5.67

5 Years	5.08

1 Year	18.06

Class B Shares

Inception (4/1/93)	10.50%

10 Years	5.66

5 Years	5.23

1 Year	19.00

Class C Shares

Inception (5/3/99)	8.58%

10 Years	5.50

5 Years	5.49

1 Year	22.99

Class R Shares

10 Years	6.04%

5 Years	6.01

1 Year	24.64

Class Y Shares

10 Years	6.34%

5 Years	6.42

1 Year	25.25

Institutional Class Shares

Inception (3/15/02)	7.12%

5 Years	6.71

1 Year	25.39

Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.21%, 1.96%, 1.96%, 1.46%, 0.96% and 0.79%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2         Invesco Mid Cap Core Equity Fund

Letters to Shareholders

      Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

     Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
3        Invesco Mid Cap Core Equity Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–81.68%(a)
Aerospace & Defense–5.59%
Alliant Techsystems Inc.	766,177	$54,651,405

ITT Corp.	931,238	54,877,855

Moog Inc.–Class A(b)	660,849	28,760,149

Rockwell Collins, Inc.	552,847	34,105,132

		172,394,541

Air Freight & Logistics–0.80%
Expeditors International of Washington, Inc.	483,297	24,739,973

Apparel Retail–2.33%
American Eagle Outfitters, Inc.	2,318,402	29,559,626

Guess?, Inc.	629,815	26,490,019

Prada S.p.A. (Italy)(b)(c)	2,629,100	15,862,375

		71,912,020

Apparel, Accessories & Luxury Goods–1.44%
Carter’s, Inc.(b)	1,039,953	31,988,954

True Religion Apparel, Inc.(b)	425,894	12,384,998

		44,373,952

Application Software–1.18%
Adobe Systems Inc.(b)	1,152,121	36,234,206

Asset Management & Custody Banks–3.71%
Legg Mason, Inc.	1,439,127	47,145,800

Northern Trust Corp.	1,459,078	67,059,225

		114,205,025

Biotechnology–0.99%
Biogen Idec Inc.(b)	285,556	30,531,648

Brewers–1.66%
Molson Coors Brewing Co.–Class B	1,144,309	51,196,385

Communications Equipment–2.74%
Brocade Communications Systems, Inc.(b)	1,968,226	12,714,740

Motorola Mobility Holdings Inc.(b)	1,402,185	30,904,157

Motorola Solutions, Inc.(b)	661,586	30,459,420

Research In Motion Ltd. (Canada)(b)	360,000	10,386,000

		84,464,317

Computer & Electronics Retail–1.92%
Best Buy Co., Inc.	1,043,812	32,786,135

GameStop Corp.–Class A(b)	987,744	26,343,132

		59,129,267

Computer Storage & Peripherals–0.61%
SMART Technologies Inc.–Class A (Canada)(b)	3,318,369	18,914,703

Construction & Engineering–1.97%
Chicago Bridge & Iron Co. N.V.–New York Shares (Netherlands)	854,076	33,223,556

Foster Wheeler AG (Switzerland)(b)	899,226	27,318,486

		60,542,042

Construction & Farm Machinery & Heavy Trucks–0.80%
Terex Corp.(b)	869,624	24,740,803

Construction Materials–0.70%
CRH PLC (Ireland)	972,410	21,539,525

Data Processing & Outsourced Services–0.65%
Western Union Co.	1,002,079	20,071,642

Department Stores–0.74%
Macy’s, Inc.	782,047	22,867,054

Electric Utilities–0.93%
Edison International	737,673	28,584,829

Electrical Components & Equipment–1.69%
Cooper Industries PLC–Class A (Ireland)	378,338	22,575,429

Thomas & Betts Corp.(b)	549,277	29,578,566

		52,153,995

Electronic Manufacturing Services–0.69%
Molex, Inc.	828,283	21,344,853

Environmental & Facilities Services–1.17%
Republic Services, Inc.	1,172,621	36,175,358

Fertilizers & Agricultural Chemicals–0.64%
Scotts Miracle-Gro Co. (The) Class A	383,764	19,690,931

Food Retail–3.09%
Kroger Co. (The)	625,309	15,507,663

Safeway, Inc.	3,410,972	79,714,416

		95,222,079

Gold–0.54%
Agnico-Eagle Mines Ltd. (Canada)	264,632	16,706,218

Health Care Equipment–2.93%
Boston Scientific Corp.(b)	7,562,867	52,259,411

Hologic, Inc.(b)	1,889,521	38,111,639

		90,371,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Mid Cap Core Equity Fund

	Shares	Value

Health Care Facilities–0.94%
Rhoen-Klinikum AG (Germany)	710,567	$17,151,655

VCA Antech, Inc.(b)	555,868	11,784,402

		28,936,057

Health Care Services–2.08%
DaVita, Inc.(b)	182,779	15,830,489

Laboratory Corp. of America Holdings(b)	232,805	22,533,196

Quest Diagnostics Inc.	436,745	25,811,630

		64,175,315

Heavy Electrical Equipment–0.25%
Alstom S.A. (France)	124,512	7,679,839

Industrial Conglomerates–0.58%
Tyco International Ltd.	362,202	17,903,645

Industrial Machinery–1.99%
Parker Hannifin Corp.	262,060	23,517,264

SPX Corp.	458,909	37,933,418

		61,450,682

Insurance Brokers–1.35%
Marsh & McLennan Cos., Inc.	1,333,158	41,581,198

Leisure Products–0.44%
Hasbro, Inc.	306,166	13,449,872

Life & Health Insurance–0.91%
Torchmark Corp.	437,421	28,056,183

Life Sciences Tools & Services–2.38%
Agilent Technologies, Inc.(b)	813,566	41,581,358

Waters Corp.(b)	332,190	31,803,871

		73,385,229

Managed Health Care–1.71%
Aetna Inc.	1,195,698	52,718,325

Marine–1.06%
Kirby Corp.(b)	574,814	32,574,709

Multi-Sector Holdings–0.14%
PICO Holdings, Inc.(b)	149,488	4,335,152

Oil & Gas Equipment & Services–5.61%
Cal Dive International, Inc.(b)	4,081,408	24,406,820

Cameron International Corp.(b)	703,418	35,374,891

Dresser-Rand Group, Inc.(b)	745,925	40,093,469

ShawCor Ltd. (Canada)	870,977	26,750,662

Weatherford International Ltd.(b)	2,469,352	46,300,350

		172,926,192

Oil & Gas Exploration & Production–2.56%
Newfield Exploration Co.(b)	319,145	21,708,243

Southwestern Energy Co.(b)	1,334,713	57,232,493

		78,940,736

Oil & Gas Refining & Marketing–0.47%
Valero Energy Corp.	566,909	14,495,863

Paper Packaging–0.25%
Sealed Air Corp.	319,650	7,604,474

Personal Products–1.06%
Avon Products, Inc.	1,169,794	32,754,232

Pharmaceuticals–1.09%
Hospira, Inc.(b)	315,220	17,860,365

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	325,439	15,692,669

		33,553,034

Property & Casualty Insurance–2.05%
Progressive Corp. (The)	2,950,554	63,082,845

Restaurants–0.91%
Darden Restaurants, Inc.	562,537	27,991,841

Semiconductor Equipment–0.34%
FormFactor Inc.(b)	1,140,737	10,335,077

Semiconductors–2.33%
Linear Technology Corp.	1,191,423	39,340,787

Microchip Technology, Inc.	425,723	16,139,159

Xilinx, Inc.	449,061	16,377,255

		71,857,201

Specialized Finance–0.68%
Moody’s Corp.	546,201	20,946,808

Specialty Chemicals–2.65%
International Flavors & Fragrances Inc.	663,481	42,622,019

Sigma-Aldrich Corp.	530,647	38,938,877

		81,560,896

Specialty Stores–0.29%
Staples, Inc.	557,492	8,808,374

Systems Software–4.10%
CA, Inc.	2,094,234	47,832,304

Symantec Corp.(b)	3,982,454	78,533,993

		126,366,297

Thrifts & Mortgage Finance–1.79%
People’s United Financial Inc.	4,107,573	55,205,781

Trucking–1.12%
Con-way Inc.	884,651	34,333,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Mid Cap Core Equity Fund

	Shares	Value

Wireless Telecommunication Services–1.04%
MetroPCS Communications, Inc.(b)	1,859,310	$31,998,725

Total Common Stocks & Other Equity Interests (Cost $2,103,958,346)		2,517,114,303

	Shares
Money Market Funds–16.47%
Liquid Assets Portfolio–Institutional Class(d)	253,850,307	253,850,307

Premier Portfolio–Institutional Class(d)	253,850,307	253,850,307

Total Money Market Funds (Cost $507,700,614)		507,700,614

TOTAL INVESTMENTS–98.15% (Cost $2,611,658,960)		3,024,814,917

OTHER ASSETS LESS LIABILITIES–1.85%		56,994,007

NET ASSETS–100.00%		$3,081,808,924

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2011 represented 0.51% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Industrials	17.0%

Information Technology	12.7

Health Care	12.1

Financials	10.6

Energy	8.7

Consumer Discretionary	8.1

Consumer Staples	5.8

Materials	4.8

Telecommunication Services	1.0

Utilities	0.9

Money Market Funds Plus Other Assets Less Liabilities	18.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $2,103,958,346)	$2,517,114,303

Investments in affiliated money market funds, at value and cost	507,700,614

Total investments, at value (Cost $2,611,658,960)	3,024,814,917

Foreign currencies, at value (Cost $31,650)	31,985

Receivable for:
Investments sold	59,111,178

Fund shares sold	5,135,489

Dividends	2,819,659

Investment for trustee deferred compensation and retirement plans	59,990

Other assets	74,817

Total assets	3,092,048,035

Liabilities:
Payable for:
Fund shares reacquired	7,293,745

Accrued fees to affiliates	2,380,663

Accrued other operating expenses	258,455

Trustee deferred compensation and retirement plans	306,248

Total liabilities	10,239,111

Net assets applicable to shares outstanding	$3,081,808,924

Net assets consist of:
Shares of beneficial interest	$2,471,003,875

Undistributed net investment income (loss)	(2,363,569)

Undistributed net realized gain	199,965,140

Unrealized appreciation	413,203,478

$3,081,808,924

Net Assets:
Class A	$1,931,638,891

Class B	$88,484,850

Class C	$268,419,050

Class R	$198,525,859

Class Y	$244,362,970

Institutional Class	$350,377,304

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	78,540,983

Class B	4,483,713

Class C	13,630,317

Class R	8,195,405

Class Y	9,891,160

Institutional Class	13,641,220

Class A:
Net asset value per share	$24.59

Maximum offering price per share
(Net asset value of $24.59 divided by 94.50%)	$26.02

Class B:
Net asset value and offering price per share	$19.73

Class C:
Net asset value and offering price per share	$19.69

Class R:
Net asset value and offering price per share	$24.22

Class Y:
Net asset value and offering price per share	$24.71

Institutional Class:
Net asset value and offering price per share	$25.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Mid Cap Core Equity Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $122,436)	$15,709,321

Dividends from affiliated money market funds (includes securities lending income of $42,107)	325,285

Total investment income	16,034,606

Expenses:
Advisory fees	10,207,119

Administrative services fees	293,338

Custodian fees	35,771

Distribution fees:
Class A	2,377,667

Class B	519,044

Class C	1,317,047

Class R	482,173

Transfer agent fees — A, B, C, R and Y	2,851,693

Transfer agent fees — Institutional	168,174

Trustees’ and officers’ fees and benefits	53,484

Other	220,514

Total expenses	18,526,024

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(407,823)

Net expenses	18,118,201

Net investment income (loss)	(2,083,595)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $610,073)	191,562,064

Foreign currencies	(53,173)

Option contracts written	131,865

191,640,756

Change in net unrealized appreciation (depreciation) of:
Investment securities	(12,119,995)

Foreign currencies	46,682

(12,073,313)

Net realized and unrealized gain	179,567,443

Net increase in net assets resulting from operations	$177,483,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	2011	2010

Operations:
Net investment income (loss)	$(2,083,595)	$(24,040)

Net realized gain	191,640,756	144,601,812

Change in net unrealized appreciation (depreciation)	(12,073,313)	168,870,857

Net increase in net assets resulting from operations	177,483,848	313,448,629

Distributions to shareholders from net investment income:
Class A	—	(1,156,083)

Class Y	—	(119,701)

Institutional Class	—	(185,147)

Total distributions from net investment income	—	(1,460,931)

Distributions to shareholders from net realized gains:
Class A	—	(30,160,395)

Class B	—	(2,400,651)

Class C	—	(5,024,614)

Class R	—	(3,027,442)

Class Y	—	(3,122,798)

Institutional Class	—	(4,830,181)

Total distributions from net realized gains	—	(48,566,081)

Share transactions–net:
Class A	(19,870,958)	152,208,784

Class B	(32,148,175)	(80,340,647)

Class C	4,036,065	26,473,070

Class R	(1,338,581)	71,542,924

Class Y	39,448,036	89,270,903

Institutional Class	18,824,046	82,711,536

Net increase in net assets resulting from share transactions	8,950,433	341,866,570

Net increase in net assets	186,434,281	605,288,187

Net assets:
Beginning of period	2,895,374,643	2,290,086,456

End of period (includes undistributed net investment income (loss) of $(2,363,569) and $(279,974), respectively)	$3,081,808,924	$2,895,374,643

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.

9        Invesco Mid Cap Core Equity Fund

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

10        Invesco Mid Cap Core Equity Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
K.	Call Options Written and Purchased — The Fund may write and buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

11        Invesco Mid Cap Core Equity Fund

When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
L.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
M.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.725%

Next $500 million	0.70%

Next $500 million	0.675%

Over $1.5 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses after fee waivers, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

12        Invesco Mid Cap Core Equity Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $402,697.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,748.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $133,182 in front-end sales commissions from the sale of Class A shares and $437, $53,025 and $11,827 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,024,814,917	$—	$—	$3,024,814,917

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their

13        Invesco Mid Cap Core Equity Fund

effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Options*

Realized Gain Equity risk	$131,865

*	The average value of options outstanding during the period was $26,732.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $3,572,781 and securities sales of $2,939,444, which resulted in net realized gains (losses) of $610,073.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $3,378.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $2,671 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund utilized $82,524,578 of capital loss carryforward in the prior period to offset net realized capital gain for federal income tax purposes. The Fund does not have a capital loss carryforward as of December 31, 2010.

14        Invesco Mid Cap Core Equity Fund

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $704,901,012 and $729,387,067, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$477,308,174

Aggregate unrealized (depreciation) of investment securities	(67,713,666)

Net unrealized appreciation of investment securities	$409,594,508

Cost of investments for tax purposes is $2,615,220,409.

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	9,643,584	$232,985,011	24,338,270	$522,802,715

Class B	123,194	2,391,822	688,858	12,028,879

Class C	1,601,239	31,033,712	3,950,329	68,898,504

Class R	1,889,437	45,142,761	5,517,316	117,334,687

Class Y	3,926,514	95,203,817	6,938,371	149,474,981

Institutional Class	2,160,353	54,563,305	6,816,174	153,333,075

Issued as reinvestment of dividends:
Class A	—	—	1,291,593	29,564,567

Class B	—	—	125,307	2,310,646

Class C	—	—	256,137	4,712,924

Class R	—	—	133,867	3,022,710

Class Y	—	—	102,179	2,346,035

Institutional Class	—	—	209,221	4,992,021

Automatic conversion of Class B shares to Class A shares:
Class A	975,897	23,846,698	2,896,502	62,373,269

Class B	(1,214,244)	(23,846,698)	(3,571,264)	(62,373,269)

Reacquired:
Class A	(11,435,754)	(276,702,667)	(21,476,270)	(462,531,767)

Class B	(548,963)	(10,693,299)	(1,858,438)	(32,306,903)

Class C	(1,389,813)	(26,997,647)	(2,703,112)	(47,138,358)

Class R	(1,956,787)	(46,481,342)	(2,305,947)	(48,814,473)

Class Y	(2,304,977)	(55,755,781)	(2,910,860)	(62,550,113)

Institutional Class	(1,413,388)	(35,739,259)	(3,345,381)	(75,613,560)

Net increase in share activity	56,292	$8,950,433	15,092,852	$341,866,570

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Mid Cap Core Equity Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/11	$23.17	$(0.01)	$1.43	$1.42	$—	$—	$—	$24.59	6.13%	$1,931,639	1.15	%(d)	1.18	%(d)	(0.09	)%(d)	28%
Year ended 12/31/10	20.95	0.01	2.62	2.63	(0.01)	(0.39)	(0.40)	23.17	12.52	1,838,719	1.18		1.21		0.06		61
Year ended 12/31/09	16.11	0.05	4.81	4.86	(0.02)	—	(0.02)	20.95	30.16	1,515,079	1.24		1.27		0.26		24
Year ended 12/31/08	23.63	0.17	(6.69)	(6.52)	(0.18)	(0.82)	(1.00)	16.11	(27.45)	879,531	1.25		1.28		0.79		60
Year ended 12/31/07	26.08	0.32	2.23	2.55	(0.36)	(4.64)	(5.00)	23.63	9.90	1,280,918	1.21		1.22		0.97		49
Year ended 12/31/06	28.57	0.25	2.97	3.22	(0.22)	(5.49)	(5.71)	26.08	11.11	1,556,658	1.28		1.28		0.65		51

Class B
Six months ended 06/30/11	18.66	(0.08)	1.15	1.07	—	—	—	19.73	5.73	88,485	1.90	(d)	1.93	(d)	(0.84	)(d)	28
Year ended 12/31/10	17.06	(0.12)	2.10	1.98	—	(0.38)	(0.38)	18.66	11.65	114,279	1.93		1.96		(0.69)		61
Year ended 12/31/09	13.22	(0.07)	3.93	3.86	(0.02)	—	(0.02)	17.06	29.19	183,219	1.99		2.02		(0.49)		24
Year ended 12/31/08	19.59	0.01	(5.52)	(5.51)	(0.04)	(0.82)	(0.86)	13.22	(27.97)	197,599	2.00		2.03		0.04		60
Year ended 12/31/07	22.39	0.08	1.91	1.99	(0.15)	(4.64)	(4.79)	19.59	9.03	394,916	1.96		1.97		0.22		49
Year ended 12/31/06	25.23	(0.02)	2.67	2.65	—	(5.49)	(5.49)	22.39	10.32	492,311	2.03		2.03		(0.10)		51

Class C
Six months ended 06/30/11	18.62	(0.08)	1.15	1.07	—	—	—	19.69	5.75	268,419	1.90	(d)	1.93	(d)	(0.84	)(d)	28
Year ended 12/31/10	17.02	(0.12)	2.10	1.98	—	(0.38)	(0.38)	18.62	11.68	249,883	1.93		1.96		(0.69)		61
Year ended 12/31/09	13.19	(0.07)	3.92	3.85	(0.02)	—	(0.02)	17.02	29.18	202,853	1.99		2.02		(0.49)		24
Year ended 12/31/08	19.55	0.01	(5.51)	(5.50)	(0.04)	(0.82)	(0.86)	13.19	(27.98)	115,735	2.00		2.03		0.04		60
Year ended 12/31/07	22.35	0.08	1.91	1.99	(0.15)	(4.64)	(4.79)	19.55	9.05	182,444	1.96		1.97		0.22		49
Year ended 12/31/06	25.20	(0.02)	2.66	2.64	—	(5.49)	(5.49)	22.35	10.29	219,435	2.03		2.03		(0.10)		51

Class R
Six months ended 06/30/11	22.85	(0.04)	1.41	1.37	—	—	—	24.22	6.00	198,526	1.40	(d)	1.43	(d)	(0.34	)(d)	28
Year ended 12/31/10	20.71	(0.04)	2.56	2.52	—	(0.38)	(0.38)	22.85	12.21	188,803	1.43		1.46		(0.19)		61
Year ended 12/31/09	15.96	—	4.77	4.77	(0.02)	—	(0.02)	20.71	29.88	101,828	1.49		1.52		0.01		24
Year ended 12/31/08	23.40	0.11	(6.61)	(6.50)	(0.12)	(0.82)	(0.94)	15.96	(27.63)	49,456	1.50		1.53		0.54		60
Year ended 12/31/07	25.88	0.22	2.23	2.45	(0.29)	(4.64)	(4.93)	23.40	9.59	70,940	1.46		1.47		0.71		49
Year ended 12/31/06	28.38	0.14	2.98	3.12	(0.13)	(5.49)	(5.62)	25.88	10.83	72,308	1.53		1.53		0.40		51

Class Y
Six months ended 06/30/11	23.25	0.02	1.44	1.46	—	—	—	24.71	6.28	244,363	0.90	(d)	0.93	(d)	0.16	(d)	28
Year ended 12/31/10	20.97	0.07	2.60	2.67	(0.01)	(0.38)	(0.39)	23.25	12.80	192,236	0.93		0.96		0.31		61
Year ended 12/31/09	16.10	0.10	4.82	4.92	(0.05)	—	(0.05)	20.97	30.59	86,803	0.99		1.02		0.51		24
Year ended 12/31/08(e)	20.44	0.04	(3.37)	(3.33)	(0.19)	(0.82)	(1.01)	16.10	(16.12)	2,349	1.06	(f)	1.09	(f)	0.98	(f)	60

Institutional Class
Six months ended 06/30/11	24.15	0.03	1.51	1.54	—	—	—	25.69	6.38	350,377	0.78	(d)	0.81	(d)	0.28	(d)	28
Year ended 12/31/10	21.74	0.11	2.70	2.81	(0.01)	(0.39)	(0.40)	24.15	12.94	311,455	0.76		0.79		0.48		61
Year ended 12/31/09	16.67	0.13	5.01	5.14	(0.07)	—	(0.07)	21.74	30.84	200,303	0.80		0.83		0.70		24
Year ended 12/31/08	24.44	0.26	(6.95)	(6.69)	(0.26)	(0.82)	(1.08)	16.67	(27.19)	67,379	0.85		0.88		1.19		60
Year ended 12/31/07	26.82	0.43	2.30	2.73	(0.47)	(4.64)	(5.11)	24.44	10.33	67,180	0.82		0.83		1.35		49
Year ended 12/31/06	29.26	0.38	3.06	3.44	(0.40)	(5.48)	(5.88)	26.82	11.62	75,000	0.82		0.82		1.10		51

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2009, the portfolio turnover calculation excludes the value of securities purchased of $36,332,046 and sold of $40,409,014 in the effort to realign the Fund’s portfolio holdings after the reorganization of Atlantic Whitehall Mid Cap Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,917,897, $104,669, $265,592, $194,467, $229,534 and $339,135 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

16        Invesco Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,061.70	$5.88	$1,019.09	$5.76	1.15%

B	1,000.00	1,057.90	9.69	1,015.37	9.49	1.90

C	1,000.00	1,058.00	9.70	1,015.37	9.49	1.90

R	1,000.00	1,060.40	7.15	1,017.85	7.00	1.40

Y	1,000.00	1,062.80	4.60	1,020.33	4.51	0.90

Institutional	1,000.00	1,063.80	3.99	1,020.93	3.91	0.78

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Mid Cap Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

18        Invesco Mid Cap Core Equity Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe and against the Lipper Mid-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A Shares of the Fund was below the performance of the Index for the one year period and above the performance of the Index for the three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources of Invesco Advisers
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Mid Cap Core Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MCCE-SAR-1                 Invesco Distributors, Inc.

Invesco Small Cap Growth Fund
Semiannual Report to Shareholders ▪ June 30, 2011

Nasdaq:
A: GTSAX ▪ B: GTSBX ▪ C: GTSDX ▪ R: GTSRX ▪ Y: GTSYX
Investor: GTSIX ▪ Institutional: GTSVX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/10 to 6/30/11, at net asset value

(NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.21%
Class B Shares	11.79
Class C Shares	11.77
Class R Shares	12.07
Class Y Shares	12.39
Investor Class Shares	12.22
Institutional Class Shares	12.45
S&P 500 Index▼ (Broad Market Index)	6.01
Russell 2000 Growth Index▼ (Style-Specific Index)	8.59
Lipper Small-Cap Growth Funds Index▼ (Peer Group Index)	9.07
▼Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/11, including maximum applicable sales charges

Class A Shares

Inception (10/18/95)	9.99%

10 Years	4.27

5 Years	5.70

1 Year	36.69

Class B Shares

Inception (10/18/95)	9.99%

10 Years	4.22

5 Years	5.77

1 Year	38.55

Class C Shares

Inception (5/3/99)	6.84%

10 Years	4.06

5 Years	6.08

1 Year	42.57

Class R Shares

10 Years	4.60%

5 Years	6.63

1 Year	44.26

Class Y Shares

10 Years	4.93%

5 Years	7.04

1 Year	44.99

Investor Class Shares

10 Years	4.85%

5 Years	6.89

1 Year	44.63

Institutional Class Shares

Inception (3/15/02)	6.99%

5 Years	7.35

1 Year	45.25

Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on April 7, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.
Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.25%, 2.00%, 2.00%, 1.50%, 1.00%, 1.25% and 0.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2      Invesco Small Cap Growth Fund

Letters to Shareholders

  Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.
     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

  Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3     Invesco Small Cap Growth Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.88%(a)
Advertising–0.52%
National CineMedia, Inc.	619,290	$10,472,194

Aerospace & Defense–2.59%
Hexcel Corp.(b)	670,992	14,688,015

TransDigm Group, Inc.(b)	407,674	37,175,792

		51,863,807

Air Freight & Logistics–1.53%
Forward Air Corp.	406,753	13,744,184

Hub Group, Inc.–Class A(b)	448,379	16,885,953

		30,630,137

Apparel Retail–1.74%
DSW Inc.–Class A(b)(c)	347,050	17,564,200

Foot Locker, Inc.	724,142	17,205,614

		34,769,814

Apparel, Accessories & Luxury Goods–0.58%
Maidenform Brands, Inc.(b)	417,525	11,548,742

Application Software–7.95%
ANSYS, Inc.(b)	258,122	14,111,530

Aspen Technology, Inc.(b)	929,630	15,971,043

BroadSoft, Inc.(b)(c)	241,221	9,197,757

Fair Isaac Corp.	440,605	13,306,271

Informatica Corp.(b)	480,610	28,082,042

Lawson Software, Inc.(b)	438,872	4,924,144

Manhattan Associates, Inc.(b)	432,156	14,883,453

NICE Systems Ltd.–ADR (Israel)(b)	422,015	15,344,465

Parametric Technology Corp.(b)	547,113	12,545,301

Quest Software, Inc.(b)	635,072	14,435,186

SolarWinds, Inc.(b)	626,476	16,376,083

		159,177,275

Asset Management & Custody Banks–0.89%
Affiliated Managers Group, Inc.(b)	175,070	17,760,852

Auto Parts & Equipment–1.91%
Tenneco Inc.(b)	352,602	15,539,170

TRW Automotive Holdings Corp.(b)	383,550	22,640,957

		38,180,127

Automotive Retail–0.77%
Group 1 Automotive, Inc.	376,898	15,520,660

Biotechnology–1.90%
Acorda Therapeutics, Inc.(b)	377,862	12,208,721

BioMarin Pharmaceutical, Inc.(b)	556,212	15,134,529

United Therapeutics Corp.(b)	194,914	10,739,761

		38,083,011

Casinos & Gaming–1.37%
Penn National Gaming, Inc.(b)	463,388	18,693,072

WMS Industries Inc.(b)	282,228	8,670,044

		27,363,116

Coal & Consumable Fuels–0.55%
James River Coal Co.(b)(c)	530,597	11,047,030

Communications Equipment–3.51%
Ciena Corp.(b)(c)	567,054	10,422,453

Finisar Corp.(b)	618,093	11,144,217

Harmonic Inc.(b)	1,411,955	10,208,435

Netgear Inc.(b)	412,145	18,018,979

Polycom, Inc.(b)	318,271	20,464,825

		70,258,909

Construction & Farm Machinery & Heavy Trucks–2.86%
Lindsay Corp.(c)	173,798	11,957,302

Meritor, Inc.(b)	829,406	13,303,672

Terex Corp.(b)	418,280	11,900,066

Wabtec Corp.	306,419	20,137,857

		57,298,897

Data Processing & Outsourced Services–1.39%
Alliance Data Systems Corp.(b)(c)	163,690	15,398,318

Global Payments Inc.	242,347	12,359,697

		27,758,015

Distributors–0.68%
Pool Corp.	457,668	13,643,083

Diversified Chemicals–1.46%
Olin Corp.	650,411	14,738,313

Solutia, Inc.(b)	632,063	14,442,640

		29,180,953

Diversified REIT’s–0.36%
Colonial Properties Trust	358,486	7,313,114

Electric Utilities–0.74%
ITC Holdings Corp.	206,160	14,796,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Small Cap Growth Fund

	Shares	Value

Electrical Components & Equipment–1.40%
General Cable Corp.(b)	331,590	$14,119,102

Thomas & Betts Corp.(b)	259,132	13,954,258

		28,073,360

Electronic Components–0.80%
Littelfuse, Inc.	272,488	16,000,495

Electronic Equipment & Instruments–0.82%
Coherent, Inc.(b)	296,196	16,370,753

Environmental & Facilities Services–0.81%
Fuel Tech, Inc.(b)	611,498	4,054,232

Tetra Tech, Inc.(b)	536,877	12,079,732

		16,133,964

Fertilizers & Agricultural Chemicals–0.63%
Intrepid Potash, Inc.(b)	388,888	12,638,860

Footwear–0.89%
Steven Madden Ltd.(b)	474,120	17,784,241

Gold–0.52%
Allied Nevada Gold Corp.(b)	148,524	5,253,294

Detour Gold Corp. (Canada)(b)	176,969	5,128,871

		10,382,165

Health Care Distributors–0.70%
PSS World Medical, Inc.(b)	497,933	13,947,103

Health Care Equipment–3.06%
Insulet Corp.(b)	500,186	11,089,123

Masimo Corp.	443,118	13,151,742

Sirona Dental Systems, Inc.(b)	317,897	16,880,331

Zoll Medical Corp.(b)	357,477	20,254,647

		61,375,843

Health Care Facilities–1.16%
Health Management Associates, Inc.–Class A(b)	1,284,855	13,850,737

VCA Antech, Inc.(b)	440,717	9,343,200

		23,193,937

Health Care Services–1.52%
Chemed Corp.	256,174	16,784,520

Mednax, Inc.(b)	190,277	13,736,097

		30,520,617

Health Care Supplies–0.52%
Meridian Bioscience, Inc.	432,290	10,422,512

Health Care Technology–1.54%
Allscripts Healthcare Solutions, Inc.(b)	777,453	15,098,137

Quality Systems, Inc.	180,291	15,739,405

		30,837,542

Homefurnishing Retail–0.93%
Williams-Sonoma, Inc.	512,434	18,698,717

Hotels, Resorts & Cruise Lines–0.52%
Choice Hotels International, Inc.	312,584	10,427,802

Industrial Machinery–2.20%
Crane Co.	315,481	15,587,916

Kennametal Inc.	342,428	14,453,886

Lincoln Electric Holdings, Inc.	393,096	14,092,492

		44,134,294

Insurance Brokers–0.48%
Brown & Brown, Inc.	375,940	9,646,620

Internet Software & Services–2.67%
Open Text Corp. (Canada)(b)(c)	255,896	16,382,462

ValueClick, Inc.(b)	962,739	15,981,468

VistaPrint N.V. (Netherlands)(b)	228,452	10,931,428

WebMD Health Corp.(b)	225,745	10,289,457

		53,584,815

Investment Banking & Brokerage–0.88%
Greenhill & Co., Inc.(c)	159,137	8,564,753

Stifel Financial Corp.(b)	254,817	9,137,738

		17,702,491

Leisure Facilities–0.74%
Life Time Fitness, Inc.(b)	373,896	14,922,189

Life Sciences Tools & Services–2.65%
Bruker Corp.(b)	704,781	14,349,341

Parexel International Corp.(b)	489,470	11,531,913

PerkinElmer, Inc.	501,119	13,485,113

Techne Corp.	165,495	13,797,318

		53,163,685

Managed Health Care–0.13%
Centene Corp.(b)	76,242	2,708,878

Metal & Glass Containers–0.89%
Greif, Inc.–Class A	275,732	17,930,852

Movies & Entertainment–0.30%
DreamWorks Animation SKG, Inc.–Class A(b)	296,736	5,964,394

Oil & Gas Drilling–0.84%
Patterson-UTI Energy, Inc.	534,352	16,890,867

Oil & Gas Equipment & Services–2.98%
Dresser-Rand Group, Inc.(b)	307,105	16,506,894

Dril-Quip, Inc.(b)	184,581	12,520,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Small Cap Growth Fund

	Shares	Value

Oil & Gas Equipment & Services–(continued)

FMC Technologies, Inc.(b)	316,527	$14,177,244

Lufkin Industries, Inc.	191,021	16,437,357

		59,641,624

Oil & Gas Exploration & Production–2.43%
Bill Barrett Corp.(b)	300,428	13,924,838

Carrizo Oil & Gas, Inc.(b)	395,287	16,503,232

SandRidge Energy, Inc.(b)	1,721,584	18,352,086

		48,780,156

Oil & Gas Refining & Marketing–1.26%
Frontier Oil Corp.	779,109	25,173,012

Packaged Foods & Meats–1.76%
B&G Foods Inc.	507,078	10,455,948

Diamond Foods, Inc.(c)	240,293	18,343,968

Lancaster Colony Corp.(c)	107,215	6,520,816

		35,320,732

Personal Products–0.79%
Nu Skin Enterprises, Inc.–Class A	420,324	15,783,166

Pharmaceuticals–2.51%
Medicis Pharmaceutical Corp.–Class A	451,422	17,230,778

Perrigo Co.	200,281	17,598,691

Salix Pharmaceuticals Ltd.(b)	387,454	15,432,293

		50,261,762

Property & Casualty Insurance–0.77%
ProAssurance Corp.(b)	219,495	15,364,650

Regional Banks–2.11%
City National Corp.	210,010	11,393,043

Huntington Bancshares Inc.	1,840,493	12,073,634

SVB Financial Group(b)	313,361	18,710,785

		42,177,462

Research & Consulting Services–0.91%
CoStar Group Inc.(b)	307,298	18,216,625

Restaurants–2.82%
Buffalo Wild Wings, Inc.(b)	239,932	15,909,891

Darden Restaurants, Inc.	264,437	13,158,385

Jack in the Box Inc.(b)	560,537	12,769,033

P.F. Chang’s China Bistro, Inc.(c)	362,129	14,572,071

		56,409,380

Security & Alarm Services–0.68%
Corrections Corp. of America(b)	632,080	13,684,532

Semiconductor Equipment–2.19%
Cymer, Inc.(b)	289,628	14,339,482

Teradyne, Inc.(b)	1,021,661	15,120,583

Veeco Instruments Inc.(b)(c)	298,543	14,452,467

		43,912,532

Semiconductors–4.21%
Hittite Microwave Corp.(b)	256,382	15,872,610

Microsemi Corp.(b)	776,493	15,918,107

ON Semiconductor Corp.(b)	1,255,421	13,144,258

Power Integrations, Inc.	281,828	10,830,650

Semtech Corp.(b)	572,289	15,646,381

Volterra Semiconductor Corp.(b)	525,867	12,967,880

		84,379,886

Specialized Consumer Services–1.34%
Weight Watchers International, Inc.	355,227	26,808,982

Specialty Chemicals–0.96%
Rockwood Holdings, Inc.(b)	347,827	19,231,355

Specialty Stores–2.98%
Dick’s Sporting Goods, Inc.(b)	393,232	15,119,771

Tractor Supply Co.	363,981	24,343,049

Vitamin Shoppe, Inc.(b)	444,061	20,320,231

		59,783,051

Steel–0.87%
Carpenter Technology Corp.	303,660	17,515,109

Systems Software–2.62%
CommVault Systems, Inc.(b)	475,900	21,153,755

MICROS Systems, Inc.(b)	333,828	16,594,590

Websense, Inc.(b)	564,655	14,664,090

		52,412,435

Trading Companies & Distributors–1.25%
Watsco, Inc.	159,959	10,875,613

WESCO International, Inc.(b)	261,237	14,130,309

		25,005,922

Trucking–0.69%
Knight Transportation, Inc.	817,757	13,893,691

Wireless Telecommunication Services–0.85%
SBA Communications Corp.–Class A(b)	447,150	17,076,659

Total Common Stocks & Other Equity Interests (Cost $1,412,986,925)		1,960,955,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Small Cap Growth Fund

	Shares	Value

Money Market Funds–1.48%
Liquid Assets Portfolio–Institutional Class(d)	14,844,251	$14,844,251

Premier Portfolio–Institutional Class(d)	14,844,251	14,844,251

Total Money Market Funds (Cost $29,688,502)		29,688,502

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.38% (Cost $1,442,675,427)		1,990,644,060

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.47%
Liquid Assets Portfolio–Institutional Class (Cost $69,451,519)(d)(e)	69,451,519	69,451,519

TOTAL INVESTMENTS–102.85% (Cost $1,512,126,946)		2,060,095,579

OTHER ASSETS LESS LIABILITIES–(2.85)%		(57,036,394)

NET ASSETS–100.00%		$2,003,059,185

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2011.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets as of June 30, 2011

Information Technology	25.6%

Consumer Discretionary	18.1

Health Care	16.2

Industrials	14.9

Energy	8.1

Financials	5.5

Materials	5.3

Consumer Staples	2.6

Telecommunication Services	0.9

Utilities	0.7

Money Market Funds Plus Other Assets Less Liabilities	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $1,412,986,925)*	$1,960,955,558

Investments in affiliated money market funds, at value and cost	99,140,021

Total investments, at value (Cost $1,512,126,946)	2,060,095,579

Receivable for:
Investments sold	24,040,616

Fund shares sold	2,344,391

Dividends	523,437

Investment for trustee deferred compensation and retirement plans	68,179

Other assets	46,850

Total assets	2,087,119,052

Liabilities:
Payable for:
Investments purchased	5,473,944

Fund shares reacquired	7,428,954

Collateral upon return of securities loaned	69,451,519

Accrued fees to affiliates	1,353,691

Accrued other operating expenses	112,447

Trustee deferred compensation and retirement plans	239,312

Total liabilities	84,059,867

Net assets applicable to shares outstanding	$2,003,059,185

Net assets consist of:
Shares of beneficial interest	$1,430,343,909

Undistributed net investment income (loss)	(6,506,799)

Undistributed net realized gain	31,253,442

Unrealized appreciation	547,968,633

$2,003,059,185

Net Assets:
Class A	$1,060,958,479

Class B	$10,659,903

Class C	$22,072,697

Class R	$86,617,461

Class Y	$9,284,472

Investor Class	$258,783,568

Institutional Class	$554,682,605

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	33,078,197

Class B	387,880

Class C	804,090

Class R	2,777,332

Class Y	287,604

Investor Class	7,851,896

Institutional Class	16,427,480

Class A:
Net asset value per share	$32.07

Maximum offering price per share
(Net asset value of $32.07 divided by 94.50%)	$33.94

Class B:
Net asset value and offering price per share	$27.48

Class C:
Net asset value and offering price per share	$27.45

Class R:
Net asset value and offering price per share	$31.19

Class Y:
Net asset value and offering price per share	$32.28

Investor Class:
Net asset value and offering price per share	$32.96

Institutional Class:
Net asset value and offering price per share	$33.77

*	At June 30, 2011, securities with an aggregate value of $68,447,965 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Dividends	$4,594,763

Dividends from affiliated money market funds (includes securities lending income of $103,224)	128,721

Total investment income	4,723,484

Expenses:
Advisory fees	6,475,239

Administrative services fees	226,203

Custodian fees	33,776

Distribution fees:
Class A	1,261,104

Class B	57,984

Class C	109,592

Class R	198,005

Investor Class	311,849

Transfer agent fees — A, B, C, R, Y and Investor	1,952,144

Transfer agent fees — Institutional	225,849

Trustees’ and officers’ fees and benefits	36,130

Other	158,353

Total expenses	11,046,228

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(34,809)

Net expenses	11,011,419

Net investment income (loss)	(6,287,935)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $861,998)	95,234,684

Foreign currencies	(13,418)

95,221,266

Change in net unrealized appreciation of investment securities	122,036,441

Net realized and unrealized gain	217,257,707

Net increase in net assets resulting from operations	$210,969,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income (loss)	$(6,287,935)	$(7,768,125)

Net realized gain	95,221,266	67,341,840

Change in net unrealized appreciation	122,036,441	290,238,831

Net increase in net assets resulting from operations	210,969,772	349,812,546

Share transactions–net:
Class A	14,546,832	(42,514,825)

Class B	(2,870,835)	(12,571,395)

Class C	(1,572,253)	(1,703,502)

Class R	10,536,534	10,628,639

Class Y	2,141,055	217,640

Investor Class	(609,742)	9,336,590

Institutional Class	70,743,714	102,003,843

Net increase in net assets resulting from share transactions	92,915,305	65,396,990

Net increase in net assets	303,885,077	415,209,536

Net assets:
Beginning of period	1,699,174,108	1,283,964,572

End of period (includes undistributed net investment income (loss) of $(6,506,799) and $(218,864), respectively)	$2,003,059,185	$1,699,174,108

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

10        Invesco Small Cap Growth Fund

between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to

11        Invesco Small Cap Growth Fund

federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.725%

Next $500 million	0.70%

Next $500 million	0.675%

Over $1.5 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $32,958.

12        Invesco Small Cap Growth Fund

  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended June 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $663.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $4,839 in front-end sales commissions from the sale of Class A shares and $48, $10,508 and $306 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,060,095,579	$—	$—	$2,060,095,579

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2011, the Fund engaged in securities purchases of $149,288 and securities sales of $4,829,899, which resulted in net realized gains of $861,998.

13        Invesco Small Cap Growth Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,188.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,823 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$9,282,592

December 31, 2017	54,225,240

Total capital loss carryforward	$63,507,832

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $332,076,431 and $269,352,288, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$582,632,077

Aggregate unrealized (depreciation) of investment securities	(35,123,436)

Net unrealized appreciation of investment securities	$547,508,641

Cost of investments for tax purposes is $1,512,586,938.

14        Invesco Small Cap Growth Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	4,829,700	$149,505,125	7,664,845	$185,862,128

Class B	15,606	410,596	44,008	929,552

Class C	70,581	1,853,491	160,748	3,382,951

Class R	812,682	24,412,031	1,076,426	25,642,447

Class Y	91,394	2,794,214	70,987	1,710,418

Investor Class	973,907	30,762,198	2,342,935	59,444,924

Institutional Class	3,552,447	115,311,481	7,573,297	191,585,629

Automatic conversion of Class B shares to Class A shares:
Class A	55,294	1,725,047	443,494	10,381,020

Class B	(64,413)	(1,725,047)	(512,694)	(10,381,020)

Reacquired:
Class A(a)	(4,454,680)	(136,683,340)	(9,818,260)	(238,757,973)

Class B	(59,325)	(1,556,384)	(149,235)	(3,119,927)

Class C	(129,848)	(3,425,744)	(243,728)	(5,086,453)

Class R	(459,522)	(13,875,497)	(634,065)	(15,013,808)

Class Y	(21,119)	(653,159)	(62,663)	(1,492,778)

Investor Class	(982,977)	(31,371,940)	(2,034,001)	(50,108,334)

Institutional Class	(1,376,009)	(44,567,767)	(3,525,594)	(89,581,786)

Net increase in share activity	2,853,718	$92,915,305	2,396,500	$65,396,990

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 15% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Small Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
			Net gains							expenses		expenses
			(losses) on							to average		to average net		Ratio of net
	Net asset	Net	securities		Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	income	realized and	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	Distributions	of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/11	$28.59	$(0.12)	$3.60	$3.48	$—	$—	$32.07	12.17%	$1,060,958	1.27	%(d)	1.27	%(d)	(0.76	)%(d)	14%
Year ended 12/31/10	22.64	(0.15)	6.10	5.95	—	—	28.59	26.28	933,268	1.25		1.25		(0.62)		38
Year ended 12/31/09	16.83	(0.05)	5.86	5.81	—	—	22.64	34.52	777,780	1.31		1.31		(0.25)		36
Year ended 12/31/08	29.00	(0.13)	(11.16)	(11.29)	(0.88)	(0.88)	16.83	(38.77)	630,729	1.28		1.28		(0.56)		29
Year ended 12/31/07	29.23	(0.25)	3.54	3.29	(3.52)	(3.52)	29.00	11.38	1,056,349	1.23		1.23		(0.78)		29
Year ended 12/31/06	27.51	(0.25)	4.21	3.96	(2.24)	(2.24)	29.23	14.30	1,071,753	1.25		1.25		(0.84)		49

Class B
Six months ended 06/30/11	24.59	(0.20)	3.09	2.89	—	—	27.48	11.75	10,660	2.02	(d)	2.02	(d)	(1.51	)(d)	14
Year ended 12/31/10	19.62	(0.28)	5.25	4.97	—	—	24.59	25.33	12,195	2.00		2.00		(1.37)		38
Year ended 12/31/09	14.70	(0.16)	5.08	4.92	—	—	19.62	33.47	21,853	2.06		2.06		(1.00)		36
Year ended 12/31/08	25.71	(0.28)	(9.85)	(10.13)	(0.88)	(0.88)	14.70	(39.22)	25,347	2.03		2.03		(1.31)		29
Year ended 12/31/07	26.47	(0.44)	3.20	2.76	(3.52)	(3.52)	25.71	10.55	60,227	1.98		1.98		(1.53)		29
Year ended 12/31/06	25.29	(0.43)	3.85	3.42	(2.24)	(2.24)	26.47	13.42	101,394	2.00		2.00		(1.59)		49

Class C
Six months ended 06/30/11	24.56	(0.20)	3.09	2.89	—	—	27.45	11.77	22,073	2.02	(d)	2.02	(d)	(1.51	)(d)	14
Year ended 12/31/10	19.59	(0.28)	5.25	4.97	—	—	24.56	25.37	21,201	2.00		2.00		(1.37)		38
Year ended 12/31/09	14.69	(0.16)	5.06	4.90	—	—	19.59	33.36	18,541	2.06		2.06		(1.00)		36
Year ended 12/31/08	25.69	(0.28)	(9.84)	(10.12)	(0.88)	(0.88)	14.69	(39.21)	14,889	2.03		2.03		(1.31)		29
Year ended 12/31/07	26.46	(0.44)	3.19	2.75	(3.52)	(3.52)	25.69	10.52	28,722	1.98		1.98		(1.53)		29
Year ended 12/31/06	25.27	(0.43)	3.86	3.43	(2.24)	(2.24)	26.46	13.47	30,521	2.00		2.00		(1.59)		49

Class R
Six months ended 06/30/11	27.83	(0.15)	3.51	3.36	—	—	31.19	12.07	86,617	1.52	(d)	1.52	(d)	(1.01	)(d)	14
Year ended 12/31/10	22.09	(0.20)	5.94	5.74	—	—	27.83	25.98	67,464	1.50		1.50		(0.87)		38
Year ended 12/31/09	16.47	(0.09)	5.71	5.62	—	—	22.09	34.12	43,786	1.56		1.56		(0.50)		36
Year ended 12/31/08	28.48	(0.19)	(10.94)	(11.13)	(0.88)	(0.88)	16.47	(38.91)	27,218	1.53		1.53		(0.81)		29
Year ended 12/31/07	28.84	(0.33)	3.49	3.16	(3.52)	(3.52)	28.48	11.07	36,591	1.48		1.48		(1.03)		29
Year ended 12/31/06	27.23	(0.32)	4.17	3.85	(2.24)	(2.24)	28.84	14.04	23,988	1.50		1.50		(1.09)		49

Class Y
Six months ended 06/30/11	28.73	(0.08)	3.63	3.55	—	—	32.28	12.36	9,284	1.02	(d)	1.02	(d)	(0.51	)(d)	14
Year ended 12/31/10	22.70	(0.09)	6.12	6.03	—	—	28.73	26.56	6,245	1.00		1.00		(0.37)		38
Year ended 12/31/09	16.84	0.00	5.86	5.86	—	—	22.70	34.80	4,744	1.06		1.06		0.00		36
Year ended 12/31/08(e)	21.87	(0.02)	(4.13)	(4.15)	(0.88)	(0.88)	16.84	(18.76)	2,136	1.10	(f)	1.11	(f)	(0.38	)(f)	29

Investor Class
Six months ended 06/30/11	29.37	(0.12)	3.71	3.59	—	—	32.96	12.22	258,784	1.27	(d)	1.27	(d)	(0.76	)(d)	14
Year ended 12/31/10	23.26	(0.15)	6.26	6.11	—	—	29.37	26.27	230,909	1.25		1.25		(0.62)		38
Year ended 12/31/09	17.30	(0.05)	6.01	5.96	—	—	23.26	34.45	175,672	1.31		1.31		(0.25)		36
Year ended 12/31/08	29.76	(0.14)	(11.44)	(11.58)	(0.88)	(0.88)	17.30	(38.75)	149,594	1.28		1.28		(0.56)		29
Year ended 12/31/07	29.91	(0.26)	3.63	3.37	(3.52)	(3.52)	29.76	11.39	273,506	1.23		1.23		(0.78)		29
Year ended 12/31/06(e)	31.20	(0.19)	1.14	0.95	(2.24)	(2.24)	29.91	2.96	281,479	1.26	(f)	1.26	(f)	(0.85	)(f)	49

Institutional Class
Six months ended 06/30/11	30.03	(0.05)	3.79	3.74	—	—	33.77	12.45	554,683	0.83	(d)	0.83	(d)	(0.32	)(d)	14
Year ended 12/31/10	23.68	(0.05)	6.40	6.35	—	—	30.03	26.82	427,893	0.82		0.82		(0.19)		38
Year ended 12/31/09	17.52	0.04	6.12	6.16	—	—	23.68	35.16	241,589	0.85		0.85		0.21		36
Year ended 12/31/08	30.01	(0.03)	(11.58)	(11.61)	(0.88)	(0.88)	17.52	(38.53)	133,585	0.86		0.86		(0.14)		29
Year ended 12/31/07	30.01	(0.12)	3.64	3.52	(3.52)	(3.52)	30.01	11.85	241,992	0.81		0.81		(0.36)		29
Year ended 12/31/06	28.08	(0.13)	4.30	4.17	(2.24)	(2.24)	30.01	14.76	179,414	0.84		0.84		(0.43)		49

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,017,244, $11,693, $22,100, $79,858, $7,809, $251,546 and $503,258 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008 and April 7, 2006 for Class Y and Investor Class shares, respectively.
(f)	Annualized.

16        Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,122.10	$6.68	$1,018.50	$6.36	1.27%

B	1,000.00	1,117.90	10.61	1,014.78	10.09	2.02

C	1,000.00	1,117.70	10.61	1,014.78	10.09	2.02

R	1,000.00	1,120.70	7.99	1,017.26	7.60	1.52

Y	1,000.00	1,123.90	5.37	1,019.74	5.11	1.02

Investor	1,000.00	1,122.20	6.68	1,018.50	6.36	1.27

Institutional	1,000.00	1,124.50	4.37	1,020.68	4.16	0.83

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Small Cap Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years

18        Invesco Small Cap Growth Fund

to the performance of funds in the Lipper performance universe and against the Lipper Small-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. Invesco Advisers advised the Board that the Fund’s quality bias had resulted in underperformance in the low quality rally and that the Fund is positioned for a gradual global economic recovery. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of one mutual fund advised by Invesco Advisers. The Board also noted that Invesco Advisers sub-advises seven mutual funds with investment strategies comparable to those of the Fund and that the sub-advisory fees are below the effective fee rate of the Fund.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Small Cap Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SCG-SAR-1           Invesco Distributors, Inc.

Invesco Van Kampen Leaders Fund
Semiannual Report to Shareholders ▪ June 30, 2011
Nasdaq:
A: VLFAX ▪ B: VLFBX ▪ C: VLFCX ▪ Y: VLFIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
8	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.54%

Class B Shares	5.16

Class C Shares	5.28

Class Y Shares	5.67

S&P500 Index▼ (Broad Market Index)	6.01

MSCI EAFE Index▼ (Style-Specific Index)	4.98

Barclays Capital U.S. Government/Credit Index▼ (Style-Specific Index)	2.61

Russell 1000 Value Index▼ (Style-Specific Index)	5.92

▼ Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Barclays Capital U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Leaders Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Leaders Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Leaders Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum
2         Invesco Van Kampen Leaders Fund
sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.13%, 1.88%, 1.88% and 0.88%, respectively.1, 2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.35%, 2.10%, 2.10% and 1.10%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses

Average Annual Total Returns
As of 6/30/11, including maximum applicable
sales charges

Class A Shares
Inception (2/27/06)	1.17%

5 Years	1.20

1 Year	20.81

Class B Shares
Inception (2/27/06)	1.32%

5 Years	1.21

1 Year	21.80

Class C Shares
Inception (2/27/06)	1.51%

5 Years	1.60

1 Year	26.12

Class Y Shares
Inception (2/27/06)	2.49%

5 Years	2.58

1 Year	28.04
incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.
1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.63% for Invesco Van Kampen Leaders Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.

     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3              Invesco Van Kampen Leaders Fund

Schedule of Investments

June 30, 2011
(Unaudited)

Description	Shares	Value

Investment Companies(a)–99.9%
Invesco International Growth Fund, Institutional Class	2,303,597	$68,601,120

Invesco Van Kampen Comstock Fund, Institutional Class	4,139,571	68,344,315

Invesco Van Kampen Equity and Income Fund, Institutional Class	7,615,389	67,548,496

Total Long-Term Investments–99.9% (Cost $185,108,461)		204,493,931

Money Market Funds(a)–0.4%
Liquid Assets Portfolio–Institutional Class	376,935	376,936

Premier Portfolio–Institutional Class	376,936	376,936

Total Money Market Funds–0.4% (Cost $753,872)		753,872

TOTAL INVESTMENTS–100.3% (Cost $185,862,333)		205,247,803

OTHER ASSETS LESS LIABILITIES–(0.3%)		(506,609)

NET ASSETS–100.0%		$204,741,194

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2011

Primarily Foreign Equity	33.5%

Primarily Domestic Equity	33.4

Domestic Blend	33.0

Money Market Funds Plus Other Assets Less Liabilities	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Leaders Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $185,862,333)	$205,247,803

Receivables:
Fund shares sold	57,300

Dividends	20

Expenses absorbed	63,400

Investment for trustee deferred compensation and retirement plans	2,281

Other	16,118

Total assets	205,386,922

Liabilities:
Payables:
Fund shares repurchased	265,076

Accrued fees to affiliates	284,261

Accrued other operating expenses	94,218

Trustee deferred compensation and retirement plans	2,173

Total liabilities	645,728

Net assets	$204,741,194

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$256,426,038

Net unrealized appreciation	19,385,470

Accumulated undistributed net investment income	685,005

Accumulated net realized gain (loss)	(71,755,319)

Net assets	$204,741,194

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $136,086,211 and 14,092,196 shares of beneficial interest issued and outstanding)	$9.66

Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price to public	$10.22

Class B shares:
Net asset value and offering price per share (based on net assets of $48,880,238 and 5,066,501 shares of beneficial interest issued and outstanding)	$9.65

Class C shares:
Net asset value and offering price per share (based on net assets of $19,464,143 and 2,032,536 shares of beneficial interest issued and outstanding)	$9.58

Class Y shares:
Net asset value and offering price per share (based on net assets of $310,602 and 32,160 shares of beneficial interest issued and outstanding)	$9.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Leaders Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

June 30,
2011
Investment income:
Dividends from affiliated underlying funds	$2,207,186

Expenses:
Distribution fees:
Class A	171,755

Class B	252,558

Class C	88,859

Transfer agent fees	424,237

Administrative service fees	24,795

Custody	22,241

Trustees’ and officers’ fees and benefits	9,497

Other	(41,606)

Total expenses	952,336

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(179,016)

Net expenses	773,320

Net investment income	1,433,866

Realized and unrealized gain (loss):
Realized gain (loss):
Realized loss on sales of affiliated underlying funds	(2,075,896)

Unrealized appreciation (depreciation):
Beginning of the period	7,678,741

End of the period	19,385,470

Net unrealized appreciation during the period	11,706,729

Net realized and unrealized gain	9,630,833

Net increase in net assets from operations	$11,064,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Leaders Fund

Statements of Changes in Net Assets

For the six months ended June 30, 2011, the period April 1, 2010 through December 31, 2010 and year ended March 31, 2010
(Unaudited)

	For the six months	For the nine months	For the year ended
	June 30,	December 31,	March 31,
	2011	2010	2010

From investment activities:
Operations:
Net investment income	$1,433,866	$1,749,856	$2,363,505

Net realized loss	(2,075,896)	(8,466,798)	(15,584,650)

Net unrealized appreciation during the period	11,706,729	18,693,387	94,851,875

Change in net assets from operations	11,064,699	11,976,445	81,630,730

Distributions from net investment income:
Class A shares	(1,132,075)	(1,680,646)	(2,529,549)

Class B shares	(230,833)	(341,484)	(505,066)

Class C shares	(171,761)	(227,598)	(244,114)

Class Y shares	(2,967)	(2,699)	(4,437)

Total distributions	(1,537,636)	(2,252,427)	(3,283,166)

Net change in net assets from investment activities	9,527,063	9,724,018	78,347,564

From capital transactions:
Proceeds from shares sold	9,819,079	15,074,780	28,506,685

Net asset value of shares issued through dividend reinvestment	1,509,330	2,210,841	3,226,303

Cost of shares repurchased	(25,626,599)	(42,903,693)	(50,094,052)

Net change in net assets from capital transactions	(14,298,190)	(25,618,072)	(18,361,064)

Total increase (decrease) in net assets	(4,771,127)	(15,894,054)	59,986,500

Net assets:
Beginning of the period	209,512,321	225,406,375	165,419,875

End of the period (including accumulated undistributed net investment income of $685,005, $788,775 and $1,291,347, respectively)	$204,741,194	$209,512,321	$225,406,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Leaders Fund

Financial Highlights

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
													February 27, 2006
													(Commencement of
	Six months ended		Nine months ended										operations) to
	June 30,		December 31,		Year ended March 31,								March 31,
	2010		2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.23		$8.76		$5.90		$10.49		$11.26		$10.08		$10.00

Net investment income(a)	0.08		0.09		0.11		0.19		0.16		0.16		0.01

Net realized and unrealized gain (loss)	0.43		0.49		2.89		(4.25)		(0.68)		1.18		0.07

Total from investment operations	0.51		0.58		3.00		(4.06)		(0.52)		1.34		0.08

Less:
Distributions from net investment income	0.08		0.11		0.14		0.16		0.15		0.16		-0-

Distributions from net realized gain	-0-		-0-		-0-		0.37		0.10		0.00	(f)	-0-

Total distributions	0.08		0.11		0.14		0.53		0.25		0.16		-0-

Net asset value, end of the period	$9.66		$9.23		$8.76		$5.90		$10.49		$11.26		$10.08

Total return	5.54	%(b)	6.70	%(b)	51.13	%(c)	(39.27	)%(c)	(4.77	)%(c)	13.47	%(c)	0.80	%(c)*

Net assets at end of the period (000’s omitted)	$136,086		$137,607		$149,281		$109,881		$201,430		$130,931		$5,043

Portfolio turnover(h)	3%		4%		9%		21%		3%		0%		0%

Ratios based on average net assets:
Ratio of expenses:
With fee waivers and/or expenses absorbed(d)	0.50	%(g)	0.50%		0.50%		0.50%		0.50%		0.51	%(e)	0.50%

Without fee waivers and/or expenses absorbed(d)	0.67	%(g)	0.70%		0.76%		0.73%		0.57%		0.89	%(e)	24.16%

Ratio of net investment income(d)	1.62	%(g)	1.37%		1.38%		2.21%		1.42%		1.51%		2.50%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.50% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fees from underlying funds were 0.56%, 0.63%, 0.75%, 0.76%, 0.69%, 0.84%, and 0.54% for the six months ended June 30, 2011, the nine months ended December 31, 2010, the years ended March 31, 2010, 2009, 2008, 2007 and the period ended March 31, 2006, respectively.
(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended March 31, 2007.
(f)	Amount is less than $0.01.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $138,530.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Leaders Fund

Financial Highlights—(continued)

	Class B Shares
													February 27, 2006
													(Commencement of
	Six months ended		Nine months ended										operations) to
	June 30,		December 31,		Year ended March 31,								March 31,
	2010		2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.22		$8.76		$5.90		$10.48		$11.25		$10.08		$10.00

Net investment income(a)	0.04		0.04		0.05		0.12		0.08		0.08		0.01

Net realized and unrealized gain (loss)	0.43		0.48		2.89		(4.23)		(0.69)		1.18		0.07

Total from investment operations	0.47		0.52		2.94		(4.11)		(0.61)		1.26		0.08

Less:
Distributions from net investment income	0.04		0.06		0.08		0.10		0.06		0.09		-0-

Distributions from net realized gain	-0-		-0-		-0-		0.37		0.10		0.00	(f)	-0-

Total distributions	0.04		0.06		0.08		0.47		0.16		0.09		-0-

Net asset value, end of the period	$9.65		$9.22		$8.76		$5.90		$10.48		$11.25		$10.08

Total return	5.16	%(b)	5.99	%(b)	50.02	%(c)	(39.65	)%(c)	(5.49	)%(c)	12.56	%(c)	0.80	%(c)*

Net assets at end of the period (000’s omitted)	$48,880		$51,495		$52,751		$36,265		$62,594		$37,770		$1,554

Portfolio turnover(h)	3%		4%		9%		21%		3%		0%		0%

Ratios based on average net assets:
Ratio of expenses:
With fee waivers and/or expenses absorbed(d)	1.25	%(g)	1.25%		1.25%		1.25%		1.25%		1.26	%(e)	1.25%

Without fee waivers and/or expenses absorbed(d)	1.42	%(g)	1.45%		1.51%		1.49%		1.32%		1.64	%(e)	27.15%

Ratio of net investment income(d)	0.87	%(g)	0.64%		0.64%		1.49%		0.66%		0.74%		2.54%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fees from underlying funds were 0.56%, 0.63%, 0.75%, 0.76%, 0.69%, 0.84%, and 0.54% for the six months ended June 30, 2011, the nine months ended December 31, 2010, the years ended March 31, 2010, 2009, 2008, 2007 and the period ended March 31, 2006, respectively.
(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended March 31, 2007.
(f)	Amount is less than $0.01.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $50,905.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Leaders Fund

Financial Highlights—(continued)

	Class C Shares
													February 27, 2006
													(Commencement of
	Six months ended		Nine months ended										operations) to
	June 30,		December 31,		Year ended March 31,								March 31,
	2010		2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.18		$8.75		$5.90		$10.48		$11.25		$10.08		$10.00

Net investment income(a)	0.05		0.04		0.05		0.12		0.07		0.08		0.01

Net realized and unrealized gain (loss)	0.43		0.49		2.88		(4.23)		(0.68)		1.18		0.07

Total from investment operations	0.48		0.53		2.93		(4.11)		(0.61)		1.26		0.08

Less:
Distributions from net investment income	0.08		0.10		0.08		0.10		0.06		0.09		-0-

Distributions from net realized gain	-0-		-0-		-0-		0.37		0.10		0.00	(f)	-0-

Total distributions	0.08		0.10		0.08		0.47		0.16		0.09		-0-

Net asset value, end of the period	$9.58		$9.18		$8.75		$5.90		$10.48		$11.25		$10.08

Total return	5.28	%(b)(i)	6.12	%(b)(i)	49.88	%(c)	(39.65	)%(c)	(5.49	)%(c)	12.56	%(c)	0.80	%(c)*

Net assets at end of the period (000’s omitted)	$19,464		$20,211		$23,173		$19,113		$43,984		$31,298		$1,314

Portfolio turnover(h)	3%		4%		9%		21%		3%		0%		0%

Ratios based on average net assets:
Ratio of expenses:
With fee waivers and/or expenses absorbed(d)	1.14	%(g)(i)	1.16	%(i)	1.25%		1.25%		1.25%		1.26	%(e)	1.25%

Without fee waivers and/or expenses absorbed(d)	1.31	%(g)(i)	1.36	%(i)	1.51%		1.47%		1.32%		1.64	%(e)	27.74%

Ratio of net investment income(d)	0.98	%(g)(i)	0.70	%(i)	0.61%		1.37%		0.65%		0.75%		2.27%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fees from underlying funds were 0.56%, 0.63%, 0.75%, 0.76%, 0.69%, 0.84%, and 0.54% for the six months ended June 30, 2011, the nine months ended December 31, 2010, the years ended March 31, 2010, 2009, 2008, 2007 and the period ended March 31, 2006, respectively.
(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended March 31, 2007.
(f)	Amount is less than $0.01.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $20,063.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
(i)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.89% and 0.91% for the six months ended June 30, 2011 and nine months ended December 31, 2010, respectively.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Leaders Fund

Financial Highlights—(continued)

	Class Y Sharesˆ
													February 27, 2006
													(Commencement of
	Six months ended		Nine months ended										operations) to
	June 30,		December 31,		Year ended March 31,								March 31,
	2010		2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$9.23		$8.77		$5.90		$10.49		$11.27		$10.09		$10.00

Net investment income(a)	0.10		0.11		0.13		0.21		0.19		0.17		0.02

Net realized and unrealized gain (loss)	0.42		0.47		2.90		(4.25)		(0.69)		1.20		0.07

Total from investment operations	0.52		0.58		3.03		(4.04)		(0.50)		1.37		0.09

Less:
Distributions from net investment income	0.09		0.12		0.16		0.18		0.18		0.19		-0-

Distributions from net realized gain	-0-		-0-		-0-		0.37		0.10		0.00	(f)	-0-

Total distributions	0.09		0.12		0.16		0.55		0.28		0.19		-0-

Net asset value, end of the period	$9.66		$9.23		$8.77		$5.90		$10.49		$11.27		$10.09

Total return	5.67	%(b)	6.78	%(b)	51.68	%(c)	(39.12	)%(c)	(4.62	)%(c)	13.73	%(c)	0.90	%(c)*

Net assets at end of the period (000’s omitted)	$311		$199		$201		$161		$335		$254		$189

Portfolio turnover(h)	3%		4%		9%		21%		3%		0%		0%

Ratios based on average net assets:
Ratio of expenses:
With fee waivers and/or expenses absorbed(d)	0.25	%(g)	0.25%		0.25%		0.25%		0.25%		0.26	%(e)	0.25%

Without fee waivers and/or expenses absorbed(d)	0.42	%(g)	0.45%		0.51%		0.47%		0.32%		1.14	%(e)	39.58%

Ratio of net investment income(d)	2.08	%(g)	1.76%		1.68%		2.45%		1.66%		1.57%		2.43%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fees from underlying funds were 0.56%, 0.63%, 0.75%, 0.76%, 0.69%, 0.84%, and 0.54% for the six months ended June 30, 2011, the nine months ended December 31, 2010, the years ended March 31, 2010, 2009, 2008, 2007 and the period ended March 31, 2006, respectively.
(e)	The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratios would decrease by 0.01% for the year ended March 31, 2007.
(f)	Amount is less than $0.01.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $287.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.
ˆ	On June 1, 2010, the Class I shares of the predecessor fund were reorganized into Class Y shares of the Fund.
*	Non-Annualized

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Leaders Fund

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Leaders Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s principal investment objective is capital appreciation. The Fund’s secondary investment objective is income.
  The Fund primarily invests in affiliated mutual funds (“underlying funds”) advised by Invesco Advisers (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
Securities in the underlying funds, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the

12        Invesco Van Kampen Leaders Fund

principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

13        Invesco Van Kampen Leaders Fund

  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.50%, 1.25%, 1.25% and 0.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired fund fees and expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Acquired fund fees and expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund.
  For the six months ended June 30, 2011, the Advisers reimbursed expenses of $178,686.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended June 30, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $33,886 in front-end sales commissions from the sale of Class A shares and $0, $67,552 and $362 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

14        Invesco Van Kampen Leaders Fund

  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$205,247,803	$—	$—	$205,247,803

NOTE 4—Investments in Affiliates

The Fund and the mutual funds below have the same investment adviser and therefore are considered to be affiliated. At the open of business May 23, 2011, Invesco Van Kampen International Growth Fund was acquired by Invesco International Growth Fund. In exchange for the Fund’s Invesco Van Kampen International Growth Fund, Institutional Class Shares, the Fund received Invesco International Growth Fund, Institutional Class Shares. The amount of the Invesco Van Kampen International Growth Fund, Institutional Class exchanged is included in the Proceeds from Sales. The amount of Invesco International Growth Fund, Institutional Class received is included in the Purchases at Cost. The following is a summary of the transactions in and earnings from investments in affiliated mutual funds for the six months ended June 30, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	12/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	06/30/11	Income

Invesco International Growth Fund, Institutional Class	$-0-	$63,821,544	$2,308,234	$7,369,514	$(281,704)	$68,601,120	$-0-

Invesco Van Kampen Comstock Fund, Institutional Class	71,675,136	1,820,273	8,736,201	4,740,528	(1,155,421)	68,344,315	582,859

Invesco Van Kampen Equity and Income Fund, Institutional Class	70,076,342	947,873	5,772,246	2,384,058	(87,531)	67,548,496	755,722

Invesco Van Kampen International Growth Fund, Institutional Class	68,168,076	3,132,775	67,962,240	(2,787,371)	(551,240)	-0-	868,345

Liquid Assets Portfolio, Institutional Class	35,035	7,111,289	6,769,388	-0-	-0-	376,936	165

Premier Portfolio, Institutional Class	35,035	7,111,289	6,769,388	-0-	-0-	376,936	95

Total	$209,989,624	$83,945,043	$98,317,697	$11,706,729	$(2,075,896)	$205,247,803	$2,207,186

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $330.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $780 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

15        Invesco Van Kampen Leaders Fund

  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2016	$9,220,402

December 31, 2017	19,944,094

December 31, 2018	38,069,815

Total capital loss carryforward	$67,234,311

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $6,454,637 and $21,511,094, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,826,396

Aggregate unrealized (depreciation) of investment securities	-0-

Net unrealized appreciation of investment securities	$17,826,396

Cost of investments for tax purposes is $187,421,407.

NOTE 10—Share Information

	For the				For the				For the
	six months ended				nine months ended				year ended
	June 30, 2011(a)				December 31, 2010				March 31, 2010
	Shares		Value		Shares		Value		Shares	Value

Sales:
Class A	933,053	(b)	$8,977,042	(b)	1,302,554	(b)	$11,052,922	(b)	2,543,995	$19,459,505

Class B	11,498		104,705		392,444		3,299,804		1,028,082	7,844,502

Class C	57,686		550,371		74,410		626,264		155,941	1,189,676

Class Y	19,443		186,961		10,781		95,790		1,593	13,002

Total sales	1,021,680		$9,819,079		1,780,189		$15,074,780		3,729,611	$28,506,685

Dividend reinvestment:
Class A	118,398		$1,119,046		196,677		$1,659,957		313,211	$2,496,398

Class B	23,908		225,731		39,704		334,451		62,708	498,164

Class C	17,261		161,961		25,241		214,532		29,064	229,472

Class Y	274		2,592		222		1,901		285	2,269

Total dividend reinvestment	159,841		$1,509,330		261,844		$2,210,841		405,268	$3,226,303

Repurchases:
Class A	(1,871,503)		$(17,939,364)		(3,622,116)		$(30,808,161)		(4,443,821)	$(34,582,600)

Class B	(553,926	)(b)	(5,284,032	)(b)	(872,112	)(b)	(7,339,144	)(b)	(1,216,622)	(9,456,874)

Class C	(243,498)		(2,316,293)		(546,026)		(4,651,504)		(779,631)	(6,001,462)

Class Y	(9,164)		(86,910)		(12,330)		(104,884)		(6,221)	(53,116)

Total repurchases	(2,678,091)		$(25,626,599)		(5,052,584)		$(42,903,693)		(6,446,295)	$(50,094,052)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the shares outstanding of the Fund are owned by Invesco or an investment adviser under common control.
(b)	Includes automatic conversion of 65,539 Class B Shares into 65,442 Class A Shares at a value of $634,831 and 97,092 Class B Shares into 96,977 Class A Shares at a value of $815,881 for the six months ended June 30, 2011 and the nine months ended December 31, 2010, respectively.

16        Invesco Van Kampen Leaders Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio[3]
A	$1,000.00	$1,055.40	$2.55	$1,022.32	$2.51	0.50%

B	1,000.00	1,051.60	6.36	1,018.60	6.26	1.25

C	1,000.00	1,052.80	5.80	1,019.14	5.71	1.14

Y	1,000.00	1,056.70	1.27	1,023.55	1.25	0.25

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.
[3]	The expense ratio for Class C Shares reflects actual 12b-1 fees of less than 1%.

17        Invesco Van Kampen Leaders Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen Leaders Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources

18        Invesco Van Kampen Leaders Fund

and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board noted that the Fund began operations less than five years ago and that comparative performance data for only the past four calendar years was available. The Board compared the Fund’s performance during the past one, three and four calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Multi Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the fifth quintile of the performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the four year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and four year periods. Invesco Advisers advised the Board that underperformance was primarily due to exposure to two funds that in the portfolio with performance that lagged their peers. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

19        Invesco Van Kampen Leaders Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-LEA-SAR-1                 Invesco Distributors, Inc.

Invesco Van Kampen U.S. Mortgage Fund
Semiannual Report to Shareholders ▪ June 30, 2011

Nasdaq:
A: VKMGX ▪ B: VUSBX ▪ C: VUSCX ▪ Y: VUSIX
Institutional: VUSJX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED    |    MAY LOSE VALUE    |    NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/10 to 6/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.00%

Class B Shares	2.63

Class C Shares	2.63

Class Y Shares	3.13

Institutional Class Shares	3.15

Bank of America Merrill Lynch 1-10 Year Treasury Index▼ (Broad Market Index)	2.27

Barclays Capital U.S. Mortgage Backed Securities Index▼ (Style-Specific Index)	2.87
▼Lipper Inc.
The Bank of America Merrill Lynch 1-10 Year Treasury Index is an unmanaged index tracking U.S. Treasury securities with maturities between 1 and 9.99 years.
     The Barclays Capital U.S. Mortgage Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen U.S. Mortgage Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.
Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.92%, 1.67%, 1.67%, 0.67% and 0.61%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the

2                     Invesco Van Kampen U.S. Mortgage Fund

Average Annual Total Returns
As of 6/30/11, including maximum applicable
sales charges

Class A Shares
Inception (5/31/84)	7.04%

10 Years	3.85

5 Years	3.73

1 Year	--1.01

Class B Shares
Inception (8/24/92)	4.76%

10 Years	3.71

5 Years	3.60

1 Year	--1.88

Class C Shares
Inception (8/13/93)	4.06%

10 Years	3.55

5 Years	3.95

1 Year	2.12

Class Y Shares
Inception (9/25/06)	4.62%

1 Year	4.07

Institutional Class Shares
10 Years	4.38%

5 Years	4.79

1 Year	4.12
time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Letters to Shareholders

  Bruce Crockett
Dear Fellow Shareholders:
In these uncertain times, investors face risks that could make it more difficult to achieve their long-term financial goals — a secure retirement, home ownership, a child’s college education. Although the markets are complex and dynamic, there are ways to simplify the process and potentially increase your odds of achieving your goals. The best approach is to create a solid financial plan that helps you save and invest in ways that anticipate your needs over the long term.
     Your financial adviser can help you define your financial plan and help you better understand your tolerance for risk. Your financial adviser also can develop an asset allocation strategy that seeks to balance your investment approach, providing some protection against a decline in the markets while allowing you to participate in rising markets. Invesco calls this type of approach “intentional investing.” It means thinking carefully, planning thoughtfully and acting deliberately.

     While no investment can guarantee favorable returns, your Board remains committed to managing costs and enhancing the performance of Invesco’s funds as part of our Investor First orientation. We continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we’ve always maintained.
     Thanks to the approval of our fund shareholders, Invesco has made great progress in realigning our U.S. mutual fund product line following our acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. When completed, the realignment will reduce overlap in the product lineup, enhance efficiency across our product line and build a solid foundation for further growth to meet client and shareholder needs. I would like to thank those of you who voted your proxy, and I hope our shareholders haven’t been too inconvenienced by the process.
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of your Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

    Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund. While your semiannual report doesn’t include all the elements of an annual report, it does offer key data, including your Fund’s performance relative to its benchmark indexes for the period covered by this report, your Fund’s long-term performance and a complete list of your Fund’s holdings as of the close of the reporting period.
     Our website, invesco.com/us, offers additional information, including timely market and fund updates, and quarterly commentary from many of Invesco’s investment professionals. I invite you to visit invesco.com/us, where you can securely access your account information when it’s convenient for you, and, if you haven’t already done so, sign up for eDelivery.
     The volatile markets we’ve seen over the last several years have shown that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including whether current economic conditions are favorable or unfavorable for a particular investment strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can and should expect, and what Invesco offers, are funds managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change based on short-term market conditions. This can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we told you it would be.
     Our adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment, email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3                     Invesco Van Kampen U.S. Mortgage Fund

Schedule of Investments

June 30, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–122.96%
Collateralized Mortgage Obligations–15.40%
Fannie Mae Grantor Trust 7.50%, 01/19/39(a)	$830,157	$951,074

Fannie Mae Interest STRIPS,
6.50%, 10/01/24	820,831	145,753

8.00%, 05/01/30	2,266,556	495,749

7.50%, 01/01/32	786,348	144,046

Fannie Mae REMICs,
4.50%, 07/25/19 to 11/25/23	34,678,261	6,869,080

8.00%, 08/18/27 to 09/18/27	2,758,782	667,630

6.00%, 08/25/32 to 05/25/33	1,082,269	99,068

7.00%, 09/25/32 to 05/25/33	3,892,948	1,731,512

6.57%, 06/25/39(a)	2,995,326	3,455,200

Freddie Mac REMICs,
4.38%, 05/15/17	6,824,640	6,998,573

4.00%, 06/15/17	9,503,193	9,783,141

4.16%, 07/15/17	7,910,579	8,115,151

3.77%, 09/15/17	7,325,020	7,527,240

3.84%, 09/15/17	7,320,617	7,532,375

4.50%, 06/15/18	1,133,970	1,212,384

3.00%, 10/15/18 to 04/15/26	9,452,148	9,794,741

3.75%, 10/15/18	3,535,227	3,683,645

2.00%, 06/25/19	3,295,347	3,347,433

5.50%, 05/25/25	11,423,327	11,819,316

1.87%, 04/15/38(a)	32,652,298	2,030,565

Freddie Mac STRIPS, 8.00%, 06/01/31	3,662,898	835,443

Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/43	3,722,367	4,244,863

Ginnie Mae, 4.50%, 10/20/33	1,703,732	1,817,318

		93,301,300

Federal Home Loan Mortgage Corp. (FHLMC)–38.94%
Federal Home Loan Mortgage Corp.,
Pass Through Ctfs.,
6.50%, 07/01/14 to 08/01/33	1,790,971	2,009,907

8.50%, 01/01/17 to 08/01/31	1,151,688	1,362,440

5.00%, 10/01/18 to 06/01/40	56,137,229	59,870,912

7.50%, 01/01/20 to 05/01/35	1,215,587	1,420,763

6.00%, 03/01/29	20,214	22,435

8.00%, 08/01/32	642,864	767,056

5.50%, 01/01/36 to 12/01/36	11,711,651	12,725,588

6.07%, 02/01/37(a)	1,209,180	1,279,775

5.70%, 03/01/37(a)	1,958,311	2,079,261

5.50%, 05/01/37(a)	2,346,574	2,497,137

5.48%, 01/01/38(a)	1,370,943	1,466,575

4.50%, 05/01/38	9,075,691	9,466,281

5.35%, 07/01/38 to 10/17/38	9,414,650	10,229,283

5.80%, 10/01/38 to 01/20/39	9,234,895	10,254,678

5.45%, 11/25/38	8,525,416	9,409,928

3.34%, 03/01/41(a)	2,929,494	3,049,556

Pass Through Ctfs., TBA,
6.00%, 09/01/35(b)	27,715,000	30,443,209

5.00%, 11/01/36(b)	20,220,000	21,455,321

4.50%, 03/01/39(b)	54,225,000	56,029,662

		235,839,767

Federal National Mortgage Association (FNMA)–64.31%
Federal National Mortgage Association,
Pass Through Ctfs.,
6.00%, 07/01/12 to 05/01/40	24,538,030	27,018,888

7.00%, 05/01/13 to 07/01/34	1,054,408	1,215,291

6.50%, 11/01/13 to 11/01/38	16,527,799	18,768,789

8.50%, 08/01/14 to 10/01/32	1,760,686	2,041,738

7.50%, 04/01/15 to 08/01/37	1,957,860	2,287,095

13.00%, 06/01/15	66,595	76,680

3.84%, 04/01/18	3,322,000	3,445,783

4.50%, 05/01/19 to 01/01/40	36,270,473	38,575,238

8.00%, 07/01/20 to 04/01/33	1,647,193	1,937,003

5.00%, 03/01/22 to 03/01/39	34,718,150	37,201,165

5.50%, 11/01/22 to 08/01/38	86,875,260	94,477,786

4.00%, 06/01/24	6,410,207	6,794,819

9.50%, 04/01/30	303,147	367,708

3.05%, 03/01/36(a)	12,934,821	13,625,531

5.95%, 01/01/38	2,795,843	3,087,659

5.51%, 03/01/38(a)	786,503	839,364

5.63%, 03/01/41	2,180,498	2,406,959

Pass Through Ctfs., TBA,
4.00%, 03/01/24 to 10/01/39(b)	59,000,000	59,808,105

3.50%, 08/01/25(b)	15,435,000	15,719,591

5.00%, 07/01/36(b)	6,800,000	7,226,061

4.50%, 02/01/39(b)	50,775,000	52,544,204

		389,465,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Government National Mortgage Association (GNMA)–4.31%
Government National Mortgage Association,
Pass Through Ctfs.,
13.00%, 09/15/13 to 05/15/15	$7,293	$7,381

12.25%, 02/15/15	8,377	8,461

9.00%, 11/15/15 to 08/15/24	1,482,016	1,693,186

9.50%, 02/15/16 to 08/15/22	885,633	993,834

8.00%, 05/15/16 to 12/15/21	861,881	974,569

8.50%, 02/20/17	3,552	4,050

7.00%, 08/15/22 to 01/15/29	834,212	971,115

6.50%, 04/15/26 to 11/15/28	392,369	447,741

6.00%, 01/15/28 to 04/20/29	1,776,796	1,989,525

5.50%, 05/15/33 to 10/15/34	3,568,169	3,950,725

Pass Through Ctfs., TBA, 4.50%, 02/01/40(b)	14,300,000	15,052,981

		26,093,568

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $729,436,834)		744,700,092

Asset-Backed Securities–16.09%
Collateralized Mortgage Obligations–15.25%
American Home Mortgage Investment Trust–Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.40%, 06/25/45(a)	3,225,609	2,975,495

Bear Stearns Commercial Mortgage Securities,
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.53%, 04/12/38(a)	6,500,000	6,202,932

Series 2006-T24, Class AM, Variable Rate Pass Through Ctfs., 5.57%, 10/12/41(a)	5,000,000	4,964,242

Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(a)	4,500,000	4,961,201

Bear Stearns Mortgage Funding Trust–Series 2006-AR2, Class 1A1, Floating Rate Pass Through Ctfs., 0.39%, 09/25/46(a)	175,231	105,574

BNPP Mortgage Securities LLC, 6.00%, 08/27/37(c)	5,584,251	5,849,503

Citigroup Mortgage Loan Trust, Inc.–Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.28%, 08/25/34(a)	1,385,705	1,366,773

Citigroup/Deutsche Bank Commercial Mortgage Trust–Series 2005-CD1, Class AM, Variable Rate Pass Through Ctfs., 5.22%, 07/15/44(a)	5,000,000	5,073,799

Commercial Mortgage Asset Trust–Series 1999-C1, Class A4, Variable Rate Pass Through Ctfs., 6.98%, 01/17/32(a)	6,000,000	6,331,560

Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class A5B, Variable Rate Pass Through Ctfs., 5.17%, 06/10/44(a)	5,172,000	5,320,216

Series 2007-C9, Class A4, Variable Rate Pass Through Ctfs., 5.81%, 12/10/49(a)	2,875,000	3,162,150

Series 2007-FL14, Class A1, Floating Rate Pass Through Ctfs., 0.28%, 06/15/22(a)(c)	3,456,880	3,313,323

Countrywide Home Loan Mortgage Pass Through Trust–Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.73%, 02/25/35(a)	1,025,653	803,175

Credit Suisse Mortgage Capital Certificates–Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37(c)	1,034,923	1,071,146

DBUBS Mortgage Trust–Series 2011-LC1A, Class C, Variable Rate Pass Through Ctfs., 5.56%, 11/10/46(a)(c)	2,000,000	1,915,817

GE Capital Commercial Mortgage Corp.–Series 2004-C2, Class A4, Pass Through Ctfs., 4.89%, 03/10/40	800,000	854,787

GS Mortgage Securities Corp. II–Series 2006-GG6, Class A4, Variable Rate Pass Through Ctfs., 5.55%, 04/10/38(a)	1,830,000	1,990,871

JP Morgan Chase Commercial Mortgage Securities Corp.–Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	2,200,000	2,345,559

LB-UBS Commercial Mortgage Trust–Series 2006-C4, Class AM, Variable Rate Pass Through Ctfs., 5.89%, 06/15/38(a)	5,000,000	5,242,110

Luminent Mortgage Trust–Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.43%, 04/25/36(a)	141,706	80,821

Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-1, Class AM, Variable Rate Pass Through Ctfs., 5.48%, 02/12/39(a)	7,245,000	7,393,352

Series 2006-2, Class AM, Variable Rate Pass Through Ctfs., 5.91%, 06/12/46(a)	2,500,000	2,565,242

MLCC Mortgage Investors, Inc.,
Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.71%, 04/25/29(a)	432,916	394,033

Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.42%, 03/25/30(a)	2,864,050	2,549,449

RBSSP Resecuritization Trust–Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs., 2.54%, 07/26/45(a)(c)	5,096,319	4,966,373

Residential Accredit Loans, Inc.–Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.46%, 02/25/46(a)	94,848	35,735

Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.49%, 09/25/34(a)	1,074,745	808,699

Series 2004-6, Class 3A2, Variable Rate Pass Through Ctfs., 2.54%, 06/25/34(a)	2,131,437	1,967,703

Structured Asset Mortgage Investments, Inc.–Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.42%, 05/25/45(a)	2,838,809	1,784,217

Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	4,226,392	4,380,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Collateralized Mortgage Obligations–(continued)

Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.21%, 10/15/44(a)	$1,254,000	$1,267,769

WaMu Mortgage Pass Through Certificates–Series 2003-AR7, Class A7, Floating Rate Pass Through Ctfs., 2.45%, 08/25/33(a)	309,738	302,184

		92,346,346

Credit Cards–0.84%
GE Capital Credit Card Master Note Trust,–Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	5,000,000	5,120,486

Total Asset-Backed Securities (Cost $96,342,331)		97,466,832

U.S. Treasury Securities–1.79%
U.S. Treasury Notes–1.79%
2.00%, 01/31/16	5,000,000	5,097,656

3.25%, 12/31/16(d)	5,400,000	5,761,125

Total U.S. Treasury Securities (Cost $10,348,486)		10,858,781

Non-U.S. Dollar Denominated Bonds & Notes–1.11%
Panama–1.11%
La Hipotecaria S.A. (Panama)–Series 2010-1 GA, Class A, Floating Rate Pass Through Ctfs., 3.50%, 09/08/39 (Cost $6,739,979)(a)(c)	6,523,875	6,721,630

	Shares
Money Market Funds–3.63%
Government & Agency Portfolio–Institutional Class (Cost $21,958,434)(e)	21,958,434	21,958,434

TOTAL INVESTMENTS–145.58% (Cost $864,826,064)		881,705,769

OTHER ASSETS LESS LIABILITIES–(45.58)%		(276,059,790)

NET ASSETS–100.00%		$605,645,979

Investment Abbreviations:

Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
REMIC	– Real Estate Mortgage Investment Conduits
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2011.
(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2011 was $23,837,792, which represented 3.94% of the Trust’s Net Assets.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets
as of June 30, 2011

U.S. Government Sponsored Mortgage-Backed Securities	123.0%

Asset-Backed Securities	16.1

U.S. Treasury Securities	1.8

Non-U.S. Dollar Denominated Bonds & Notes	1.1

Money Market Funds Plus Other Assets Less Liabilities	(42.0)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen U.S. Mortgage Fund

Statement of Assets and Liabilities

June 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $842,867,630)	$859,747,335

Investments in affiliated money market funds, at value and cost	21,958,434

Total investments, at value (Cost $864,826,064)	881,705,769

Receivable for:
Investments sold	23,173,389

Variation margin	191,788

Fund shares sold	24,025

Dividends and interest	945,123

Principal paydowns	5,610,797

Investment for trustee deferred compensation and retirement plans	3,755

Other assets	261,815

Total assets	911,916,461

Liabilities:
Payable for:
Investments purchased	298,431,840

Fund shares reacquired	912,567

Amount due custodian	5,624,640

Dividends	834,191

Accrued fees to affiliates	293,161

Accrued other operating expenses	163,162

Trustee deferred compensation and retirement plans	10,921

Total liabilities	306,270,482

Net assets applicable to shares outstanding	$605,645,979

Net assets consist of:
Shares of beneficial interest	$707,726,947

Undistributed net investment income	7,453,764

Undistributed net realized gain (loss)	(126,370,708)

Unrealized appreciation	16,835,976

$605,645,979

Net Assets:
Class A	$584,422,791

Class B	$9,894,299

Class C	$8,928,372

Class Y	$2,390,299

Institutional Class	$10,218

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	44,517,925

Class B	757,886

Class C	684,912

Class Y	181,499

Institutional Class	776

Class A:
Net asset value per share	$13.13

Maximum offering price per share
(Net asset value of $13.13 ÷ 94.50%)	$13.89

Class B:
Net asset value and offering price per share	$13.06

Class C:
Net asset value and offering price per share	$13.04

Class Y:
Net asset value and offering price per share	$13.17

Institutional Class:
Net asset value and offering price per share	$13.17

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen U.S. Mortgage Fund

Statement of Operations

For the six months ended June 30, 2011
(Unaudited)

Investment income:
Interest	$19,411,475

Dividends from affiliated money market funds	2,004

Total investment income	19,413,479

Expenses:
Advisory fees	1,440,187

Administrative services fees	90,313

Custodian fees	27,372

Distribution fees:
Class A	711,400

Class B	57,197

Class C	45,490

Transfer agent fees — A, B, C and Y	375,262

Transfer agent fees — Institutional	5

Trustees’ and officers’ fees and benefits	16,959

Other	95,404

Total expenses	2,859,589

Less: Fees waived and expense offset arrangement(s)	(5,707)

Net expenses	2,853,882

Net investment income	16,559,597

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,577,272

Futures contracts	(1,576,742)

2,000,530

Change in net unrealized appreciation (depreciation) of:
Investment securities	(59,517)

Futures contracts	(117,548)

(177,065)

Net realized and unrealized gain	1,823,465

Net increase in net assets resulting from operations	$18,383,062

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen U.S. Mortgage Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2011 and the year ended December 31, 2010
(Unaudited)

	June 30,	December 31,
	2011	2010

Operations:
Net investment income	$16,559,597	$21,535,309

Net realized gain	2,000,530	10,254,030

Change in net unrealized appreciation (depreciation)	(177,065)	6,198,956

Net increase in net assets resulting from operations	18,383,062	37,988,295

Distributions to shareholders from net investment income:
Class A	(11,812,369)	(21,770,987)

Class B	(182,943)	(468,648)

Class C	(147,786)	(284,070)

Class Y	(51,292)	(449,752)

Institutional Class	(217)	(214,663)

Total distributions from net investment income	(12,194,607)	(23,188,120)

Share transactions–net:
Class A	(31,751,793)	(90,597,261)

Class B	(3,792,031)	(9,667,669)

Class C	(720,192)	(2,831,700)

Class Y	10,806	(22,189,963)

Institutional Class	—	(19,594)

Net increase (decrease) in net assets resulting from share transactions	(36,253,210)	(125,306,187)

Net increase (decrease) in net assets	(30,064,755)	(110,506,012)

Net assets:
Beginning of period	635,710,734	746,216,746

End of period (includes undistributed net investment income of $7,453,764 and $3,088,774, respectively)	$605,645,979	$635,710,734

Notes to Financial Statements

June 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen U.S. Mortgage Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s principal investment objective is to provide a high level of current income, with liquidity and safely of principal.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

9        Invesco Van Kampen U.S. Mortgage Fund

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more

10        Invesco Van Kampen U.S. Mortgage Fund

of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Dollar Roll and Forward Commitment Transactions — The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced (“TBA”) basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.
In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a “fee” or a “drop”. “Fee” income which is agreed upon amongst the parties at the commencement of the dollar roll and the “drop” which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.
Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.
At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.
Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.
Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month

11        Invesco Van Kampen U.S. Mortgage Fund

or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund’s overall interest rate exposure.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.47%

Next $500 million	0.445%

Next $500 million	0.42%

Next $500 million	0.395%

Next $2.5 billion	0.37%

Next $2.5 billion	0.345%

Next $2.5 billion	0.32%

Next $2.5 billion	0.295%

Over $12.5 billion	0.27%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (formerly Invesco Trimark Ltd.) (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 0.96%, 1.71%, 1.71%, 0.71% and 0.71%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2011, the Adviser waived advisory fees of $4,924.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All

12        Invesco Van Kampen U.S. Mortgage Fund

fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended June 30, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2011, IDI advised the Fund that IDI retained $5,444 in front-end sales commissions from the sale of Class A shares and $54, $7,611 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, Invesco Ltd., IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

U.S. Government Sponsored Mortgage-Backed Securities	$—	$744,700,092	$—	$744,700,092

Asset-Backed Securities	—	97,466,832	—	97,466,832

U.S. Treasury Securities	—	10,858,781	—	10,858,781

Non-U.S. Dollar Denominated Bonds & Notes	—	6,721,630	—	6,721,630

Equity Securities	21,958,434	—	—	21,958,434

	$21,958,434	$859,747,335	$—	$881,705,769

Futures*	(43,729)	—	—	(43,729)

Total Investments	$21,914,705	$859,747,335	$—	$881,662,040

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Instruments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

13        Invesco Van Kampen U.S. Mortgage Fund

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts	$300,911	$(344,640)

Effect of Derivative Instruments for the six months ended June 30, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain (Loss)
Interest rate risk	$(1,576,742)

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(117,548)

Total	$(1,694,290)

*	The average value of futures contracts outstanding during the period was $110,652,507.

Open Futures Contracts
			Notional	Unrealized
	Number of	Month/	Value	Appreciation
Contract	Contracts	Commitment	6/30/11	(Depreciation)

U.S. Long Bond	47	September 2011/Long	$5,782,469	$(25,068)

Subtotal			$5,782,469	$(25,068)

U.S. Treasury 2 Year Notes	191	September 2011/Short	41,894,656	(89,932)

U.S. Treasury 5 Year Notes	353	September 2011/Short	42,075,945	(229,640)

U.S. Treasury 10 Year Notes	206	September 2011/Short	25,199,594	300,911

Subtotal			$109,170,195	$(18,661)

Total			$114,952,664	$(43,729)

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $783.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2011, the Fund paid legal fees of $1,098 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14        Invesco Van Kampen U.S. Mortgage Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2014	$18,723,292

December 31, 2015	18,400,921

December 31, 2016	91,151,310

Total capital loss carryforward	$128,275,523

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2011 was $145,554,350 and $174,727,387, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $9,775,424 and $14,698,495. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$20,610,181

Aggregate unrealized (depreciation) of investment securities	(3,770,310)

Net unrealized appreciation of investment securities	$16,839,871

Cost of investments for tax purposes is $864,865,898.

15        Invesco Van Kampen U.S. Mortgage Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2011(a)		December 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	327,591	$4,274,635	825,915	$10,745,923

Class B	14,541	188,738	137,593	1,781,312

Class C	23,852	309,931	57,124	737,198

Class Y	31,115	404,249	433,574	5,661,527

Institutional Class	—	—	1,641,833	21,604,924

Issued as reinvestment of dividends:
Class A	624,447	8,173,862	1,309,763	17,039,321

Class B	11,229	146,169	31,983	413,175

Class C	8,602	111,841	18,670	241,078

Class Y	2,929	38,458	1,964	25,755

Institutional Class	—	—	13,478	177,842

Automatic conversion of Class B shares to Class A shares:
Class A	184,361	2,407,624	366,295	4,777,638

Class B	(185,401)	(2,407,624)	(368,271)	(4,777,638)

Reacquired:
Class A	(3,573,776)	(46,607,914)	(9,472,309)	(123,160,143)

Class B	(132,745)	(1,719,314)	(549,671)	(7,084,518)

Class C	(88,199)	(1,141,964)	(295,626)	(3,809,976)

Class Y	(33,048)	(431,901)	(2,123,596)	(27,877,245)

Institutional Class	—	—	(1,654,535)	(21,802,360)

Net increase (decrease) in share activity	(2,784,502)	$(36,253,210)	(9,625,816)	$(125,306,187)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 19% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the Fund are owned by Invesco or an investment adviser under common control.

16        Invesco Van Kampen U.S. Mortgage Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset		securities		Distributions							net assets		assets without		investment
	value,	Net	(both	Total from	from net	Return of		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	capital	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	distributions	Distributions	of period	Return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 06/30/11	$13.00	$0.35	$0.04	$0.39	$(0.26)	$—	$(0.26)	$13.13	3.00	%(c)	$584,423	0.91	%(d)	0.91	%(d)	5.43	%(d)	26%
Year ended 12/31/10	12.75	0.40	0.28	0.68	(0.43)	—	(0.43)	13.00	5.41	(c)	610,214	0.91		0.91		3.07		370
Year ended 12/31/09	12.22	0.38	0.49	0.87	(0.34)	—	(0.34)	12.75	7.19	(e)	687,365	0.96		0.96		3.03		589
Year ended 12/31/08	13.26	0.67	(0.93)	(0.26)	(0.75)	(0.03)	(0.78)	12.22	(1.94	)(e)	733,697	0.94		0.94		5.29		821
Year ended 12/31/07	13.34	0.72	0.07	0.79	(0.87)	—	(0.87)	13.26	6.11	(e)	860,801	0.94		0.94		5.44		438
Year ended 12/31/06	13.63	0.71	(0.21)	0.50	(0.79)	—	(0.79)	13.34	3.79	(e)	942,032	0.93		0.93		5.29		503

Class B
Six months ended 06/30/11	12.92	0.30	0.05	0.35	(0.21)	—	(0.21)	13.06	2.63	(c)	9,894	1.67	(d)	1.67	(d)	4.67	(d)	26
Year ended 12/31/10	12.67	0.31	0.27	0.58	(0.33)	—	(0.33)	12.92	4.64	(c)	13,574	1.67		1.67		2.37		370
Year ended 12/31/09	12.15	0.28	0.49	0.77	(0.25)	—	(0.25)	12.67	6.35	(f)	22,787	1.71		1.71		2.24		589
Year ended 12/31/08	13.19	0.58	(0.94)	(0.36)	(0.66)	(0.02)	(0.68)	12.15	(2.70	)(f)	30,504	1.71		1.71		4.62		821
Year ended 12/31/07	13.28	0.62	0.06	0.68	(0.77)	—	(0.77)	13.19	5.33	(f)	44,020	1.71		1.71		4.68		438
Year ended 12/31/06	13.58	0.60	(0.21)	0.39	(0.69)	—	(0.69)	13.28	2.94	(f)	59,895	1.70		1.70		4.50		503

Class C
Six months ended 06/30/11	12.91	0.30	0.04	0.34	(0.21)	—	(0.21)	13.04	2.63	(c)	8,928	1.67	(d)	1.67	(d)	4.67	(d)	26
Year ended 12/31/10	12.66	0.30	0.28	0.58	(0.33)	—	(0.33)	12.91	4.64	(c)	9,559	1.67		1.67		2.33		370
Year ended 12/31/09	12.14	0.28	0.49	0.77	(0.25)	—	(0.25)	12.66	6.36	(g)	12,159	1.71		1.71		2.26		589
Year ended 12/31/08	13.18	0.55	(0.91)	(0.36)	(0.66)	(0.02)	(0.68)	12.14	(2.70	)(g)	12,715	1.71		1.71		4.44		821
Year ended 12/31/07	13.26	0.62	0.07	0.69	(0.77)	—	(0.77)	13.18	5.34	(g)	12,246	1.71		1.71		4.68		438
Year ended 12/31/06	13.56	0.60	(0.21)	0.39	(0.69)	—	(0.69)	13.26	2.94	(g)	13,056	1.70		1.70		4.51		503

Class Y(h)
Six months ended 06/30/11	13.04	0.37	0.03	0.40	(0.27)	—	(0.27)	13.17	3.13	(c)	2,390	0.67	(d)	0.67	(d)	5.67	(d)	26
Year ended 12/31/10	12.79	0.42	0.30	0.72	(0.47)	—	(0.47)	13.04	5.65	(c)	2,353	0.67		0.67		3.26		370
Year ended 12/31/09	12.26	0.42	0.48	0.90	(0.37)	—	(0.37)	12.79	7.42	(j)	23,905	0.71		0.71		3.35		589
Year ended 12/31/08	13.26	0.74	(0.93)	(0.19)	(0.78)	(0.03)	(0.81)	12.26	(1.38	)(j)	14,698	0.71		0.71		5.93		821
Year ended 12/31/07	13.34	0.75	0.07	0.82	(0.90)	—	(0.90)	13.26	6.37	(j)	15,331	0.70		0.70		5.68		438
Year ended 12/31/06(i)	13.48	0.17	(0.03)	0.14	(0.28)	—	(0.28)	13.34	1.01	(j)(k)	1,826	0.65	(l)	0.65	(l)	4.73	(l)	503

Institutional Class
Six months ended 06/30/11	13.04	0.37	0.04	0.41	(0.28)	—	(0.28)	13.17	3.15	(c)	10	0.65	(d)	0.65	(d)	5.69	(d)	26
Year ended 12/31/10(i)	13.06	0.35	(0.09)	0.26	(0.28)	—	(0.28)	13.04	2.00	(c)	10	0.59	(l)	0.59	(l)	4.51	(l)	370

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $594,738, $11,566, $9,189, $2,421 and $10 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sale charge of 4.75% or contingent deferred sales charge (CDSC). On purchase of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	On June 1, 2010, the class I shares of the predecessor fund were reorganized to Class Y shares of the Fund.
(i)	Commencement date of September 25, 2006, and June 1, 2010 for Class Y and Institutional Class shares, respectively.
(j)	Assumes reinvestments of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(k)	Non-Annualized.
(l)	Annualized.

17        Invesco Van Kampen U.S. Mortgage Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/11)	(06/30/11)[1]	Period[2]	(06/30/11)	Period[2]	Ratio
A	$1,000.00	$1,030.00	$4.58	$1,020.28	$4.56	0.91%

B	1,000.00	1,026.30	8.39	1,016.51	8.35	1.67

C	1,000.00	1,026.30	8.39	1,016.51	8.35	1.67

Y	1,000.00	1,031.30	3.37	1,021.47	3.36	0.67

Institutional	1,000.00	1,031.50	3.27	1,021.57	3.26	0.65

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2011 through June 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Van Kampen U.S. Mortgage Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen U.S. Mortgage Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 14-15, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. The independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees also considered information provided in connection with fund acquisitions approved by the Trustees to rationalize the Invesco Funds product range following the acquisition of the retail mutual fund business of Morgan Stanley (the Morgan Stanley Transaction). The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees inherited from Morgan Stanley and Van Kampen funds acquired in the Morgan Stanley Transaction. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 15, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Board met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

19        Invesco Van Kampen U.S. Mortgage Fund

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Mortgage Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods. The Senior Officer advised the Board that performance rankings had improved following closing of the Morgan Stanley Transaction and alignment with the Invesco fixed income fund process. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board noted that at the current expense ratio for the Fund, this expense waiver does not have any impact.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that the soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of the Invesco Funds, these arrangements are consistent with regulatory requirements.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

20        Invesco Van Kampen U.S. Mortgage Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-USM-SAR-1      Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.
12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
12(a) (3)	Not applicable.
12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 2, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 2, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 2, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.